UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09102

iShares, Inc.

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

1 Iron Street, Boston, MA 02210

(Address of principal executive offices) (Zip code)

The Corporation Trust Incorporated

351 West Camden Street, Baltimore, MD 21201

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: October 31, 2017

Date of reporting period: July 31, 2017

Item 1.	Schedules of Investments.

Schedule of Investments  (Unaudited)

iSHARES® EMERGING MARKETS HIGH YIELD BOND ETF

July 31, 2017

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES[a] — 41.28%

ARGENTINA — 0.91%
YPF SA
8.50%, 03/23/21[b]	$1,000	$1,106,250
8.50%, 07/28/25[b]	985	1,090,592
8.75%, 04/04/24[b]	1,828	2,048,091
8.88%, 12/19/18[b]	187	200,324

		4,445,257
AZERBAIJAN — 0.57%
Southern Gas Corridor CJSC
6.88%, 03/24/26[b]	1,100	1,208,350
State Oil Co. of the Azerbaijan Republic
4.75%, 03/13/23[b]	1,600	1,577,600

		2,785,950
BARBADOS — 0.13%
Columbus Cable Barbados Ltd.
7.38%, 03/30/21 (Call 03/30/18)[b]	600	639,750

		639,750
BRAZIL — 18.14%
Banco Bradesco SA/Cayman Islands
5.75%, 03/01/22[b]	1,200	1,273,500
5.90%, 01/16/21[b]	1,200	1,273,500
6.75%, 09/29/19[b]	200	214,250
Banco BTG Pactual SA/Cayman Islands
4.00%, 01/16/20[b]	600	577,500
5.75%, 09/28/22[b]	400	351,500
Banco do Brasil SA/Cayman Islands
3.88%, 10/10/22	2,200	2,142,250
5.38%, 01/15/21[b]	1,200	1,248,060
5.88%, 01/26/22[b]	1,500	1,541,250
5.88%, 01/19/23[b]	400	417,500
6.00%, 01/22/20[b]	200	212,250
Banco Votorantim SA
7.38%, 01/21/20[b]	500	532,750
Braskem Finance Ltd.
5.38%, 05/02/22[b]	200	208,000
5.75%, 04/15/21[b]	1,600	1,696,800
6.45%, 02/03/24	600	654,000
BRF SA
3.95%, 05/22/23[b]	200	195,250
4.75%, 05/22/24[b]	400	402,240
Caixa Economica Federal
3.50%, 11/07/22[b]	450	437,625
4.25%, 05/13/19[b]	2,170	2,209,669
VRN, (5 year CMT + 5.551%)
7.25%, 07/23/24 (Call 07/23/19)[b,c]	800	818,368
Centrais Eletricas Brasileiras SA
5.75%, 10/27/21[b]	1,700	1,762,050
6.88%, 07/30/19[b]	500	530,000
CSN Resources SA
6.50%, 07/21/20[b]	900	688,500

Security	Principal (000s)	Value
Embraer Netherlands Finance BV
5.05%, 06/15/25	$1,620	$1,695,816
Embraer Overseas Ltd.
5.70%, 09/16/23[b]	300	325,125
Fibria Overseas Finance Ltd.
5.25%, 05/12/24	200	211,250
Gerdau Trade Inc.
4.75%, 04/15/23[b]	800	804,000
GTL Trade Finance Inc.
5.89%, 04/29/24 (Call 01/29/24)[b]	1,000	1,037,500
7.25%, 04/16/44 (Call 10/16/43)[b]	200	202,500
Itau Unibanco Holding SA/Cayman Islands
5.13%, 05/13/23[b]	620	641,700
5.50%, 08/06/22[b]	2,100	2,209,620
5.65%, 03/19/22[b]	1,800	1,892,250
5.75%, 01/22/21[b]	1,450	1,529,750
6.20%, 04/15/20[b]	700	748,125
6.20%, 12/21/21[b]	800	865,200
JBS Investments GmbH
7.25%, 04/03/24 (Call 04/03/19)[b]	600	582,000
7.75%, 10/28/20 (Call 10/28/17)[b]	1,000	1,000,000
JBS USA LUX SA/JBS USA Finance Inc.
5.75%, 06/15/25 (Call 06/15/20)[b]	850	839,375
5.88%, 07/15/24 (Call 07/15/19)[b]	725	719,563
7.25%, 06/01/21 (Call 08/30/17)[b]	1,000	1,016,250
8.25%, 02/01/20 (Call 08/30/17)[b]	100	101,500
Marfrig Holdings Europe BV
6.88%, 06/24/19 (Call 08/30/17)[b]	400	411,260
8.00%, 06/08/23 (Call 06/08/19)[b]	800	830,000
Minerva Luxembourg SA
6.50%, 09/20/26 (Call 09/20/21)[b]	800	800,000
Odebrecht Finance Ltd.
4.38%, 04/25/25[b]	200	77,750
5.25%, 06/27/29[b]	600	225,000
7.13%, 06/26/42 (Call 12/26/41)[b]	600	249,735
Petrobras Global Finance BV
4.38%, 05/20/23	3,035	2,926,802
4.88%, 03/17/20	350	359,804
5.38%, 01/27/21	4,435	4,547,560
5.63%, 05/20/43	900	766,440
5.75%, 01/20/20	850	888,990
6.13%, 01/17/22	3,100	3,255,604
6.25%, 03/17/24	900	937,350
6.75%, 01/27/41	1,450	1,388,447
6.85%, 12/31/99	2,400	2,195,424
6.88%, 01/20/40	700	682,308
7.25%, 03/17/44	2,200	2,201,100
7.38%, 01/17/27	4,250	4,599,562
7.88%, 03/15/19	300	322,644
8.38%, 05/23/21	6,550	7,383,160
8.75%, 05/23/26	3,125	3,675,781
Rio Oil Finance Trust Series 2014-1
9.25%, 07/06/24[b]	597	612,419
Vale Overseas Ltd.
4.38%, 01/11/22	1,216	1,255,496
4.63%, 09/15/20	500	523,960
5.63%, 09/15/19	200	211,876
5.88%, 06/10/21	2,800	3,051,902
6.25%, 08/10/26	2,000	2,220,280
6.88%, 11/21/36	2,345	2,609,575

1

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EMERGING MARKETS HIGH YIELD BOND ETF

July 31, 2017

Security	Principal (000s)	Value
6.88%, 11/10/39	$1,400	$1,559,264
8.25%, 01/17/34	300	366,069
Vale SA
5.63%, 09/11/42	1,000	987,255
Votorantim Cimentos SA
7.25%, 04/05/41[b]	1,050	1,080,187

		89,011,340
CHILE — 0.13%
VTR Finance BV
6.88%, 01/15/24 (Call 01/15/19)[b]	600	639,750

		639,750
CHINA — 2.05%
Agile Group Holdings Ltd.
8.38%, 02/18/19 (Call 08/30/17)[b]	400	416,469
9.00%, 05/21/20 (Call 05/21/18)[b]	200	215,500
China Evergrande Group
8.25%, 03/23/22 (Call 03/23/20)[b]	1,400	1,439,943
8.75%, 06/28/25 (Call 06/28/21)[b]	766	766,375
Country Garden Holdings Co. Ltd.
4.75%, 09/28/23 (Call 09/28/20)[b]	400	395,000
7.25%, 04/04/21 (Call 10/04/17)[b]	700	728,000
7.50%, 03/09/20 (Call 03/09/18)[b]	600	634,500
7.50%, 01/10/23 (Call 01/10/18)[b]	1,000	1,050,000
7.88%, 05/27/19 (Call 08/25/17)[b]	400	416,411
Fantasia Holdings Group Co. Ltd.
7.38%, 10/04/21 (Call 10/04/19)[b]	200	199,000
Fortune Star BVI Ltd.
5.25%, 03/23/22 (Call 03/23/20)[b]	800	775,457
Greenland Global Investment Ltd.
5.88%, 07/03/24[b]	600	608,809
KWG Property Holding Ltd.
8.98%, 01/14/19 (Call 08/30/17)[b]	625	650,483
Shimao Property Holdings Ltd.
8.13%, 01/22/21 (Call 01/22/18)[b]	400	424,000
8.38%, 02/10/22 (Call 02/10/19)[b]	1,225	1,350,563

		10,070,510
COLOMBIA — 1.36%
Banco Davivienda SA
5.88%, 07/09/22[b]	200	214,250
Banco de Bogota SA
5.38%, 02/19/23[b]	400	422,500
6.25%, 05/12/26[b]	1,200	1,299,000
Bancolombia SA
5.13%, 09/11/22	1,075	1,126,062
6.13%, 07/26/20	1,150	1,240,850
Colombia Telecomunicaciones SA ESP
5.38%, 09/27/22 (Call 09/27/17)[b]	200	202,750
Grupo Aval Ltd.
4.75%, 09/26/22[b]	600	611,250
Millicom International Cellular SA
6.00%, 03/15/25 (Call 03/15/20)[b]	1,300	1,369,875
6.63%, 10/15/21 (Call 10/15/17)[b]	200	207,880

		6,694,417

Security	Principal (000s)	Value
COSTA RICA — 0.22%
Banco Nacional de Costa Rica
5.88%, 04/25/21[b]	$1,050	$1,088,663

		1,088,663
INDIA — 1.19%
ABJA Investment Co. Pte Ltd.
4.85%, 01/31/20[b]	600	616,500
5.95%, 07/31/24[b]	625	662,500
Bank of India/London
6.25%, 02/16/21[b]	400	436,500
IDBI Bank Ltd.
3.75%, 01/25/19[b]	200	200,244
JSW Steel Ltd.
5.25%, 04/13/22[b]	800	807,837
Vedanta Resources PLC
6.00%, 01/31/19[b]	400	420,827
6.38%, 07/30/22[b]	1,000	1,036,250
7.13%, 05/31/23[b]	610	643,550
8.25%, 06/07/21[b]	900	1,005,722

		5,829,930
INDONESIA — 0.88%
Majapahit Holding BV
7.75%, 01/20/20[b]	1,300	1,457,625
7.88%, 06/29/37[b]	300	395,096
8.00%, 08/07/19[b]	900	1,001,432
Perusahaan Listrik Negara PT
5.25%, 10/24/42[b]	800	814,000
5.50%, 11/22/21[b]	600	656,250

		4,324,403
JAMAICA — 0.85%
Digicel Group Ltd.
7.13%, 04/01/22 (Call 08/30/17)[b]	600	533,250
8.25%, 09/30/20 (Call 08/30/17)[b]	1,400	1,337,000
Digicel Ltd.
6.00%, 04/15/21 (Call 08/30/17)[b]	1,200	1,167,000
6.75%, 03/01/23 (Call 03/01/18)[b]	1,200	1,144,500

		4,181,750
KAZAKHSTAN — 1.39%
Kazakhstan Temir Zholy Finance BV
6.95%, 07/10/42[b]	1,000	1,080,000
Kazkommertsbank JSC
5.50%, 12/21/22 (Call 08/31/17)[b]	550	534,875
KazMunayGas National Co. JSC
3.88%, 04/19/22[b]	400	397,977
4.75%, 04/19/27[b]	800	795,469
5.75%, 04/30/43[b]	200	197,873
5.75%, 04/19/47[b]	1,500	1,442,271
6.38%, 04/09/21[b]	900	983,250
7.00%, 05/05/20[b]	1,250	1,365,625

		6,797,340

2

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EMERGING MARKETS HIGH YIELD BOND ETF

July 31, 2017

Security	Principal (000s)	Value
MEXICO — 1.37%
BBVA Bancomer SA/Texas
7.25%, 04/22/20[b]	$1,800	$1,964,250
Cemex Finance LLC
6.00%, 04/01/24 (Call 04/01/19)[b]	800	850,000
9.38%, 10/12/22 (Call 10/12/17)[b]	800	848,200
Cemex SAB de CV
5.70%, 01/11/25 (Call 01/11/20)[b]	1,000	1,063,500
6.13%, 05/05/25 (Call 05/05/20)[b]	800	866,000
7.75%, 04/16/26 (Call 04/16/21)[b]	1,000	1,150,000

		6,741,950
OMAN — 0.24%
Bank Muscat SAOG
3.75%, 05/03/21[b]	600	606,000
Lamar Funding Ltd.
3.96%, 05/07/25[b]	600	563,550

		1,169,550
RUSSIA — 4.13%
Alfa Bank AO Via Alfa Bond Issuance PLC
5.00%, 11/27/18[b]	200	205,163
7.50%, 09/26/19[b]	400	431,000
7.75%, 04/28/21[b]	950	1,075,875
ALROSA Finance SA
7.75%, 11/03/20[b]	1,100	1,243,000
Credit Bank of Moscow Via CBOM Finance PLC
5.88%, 11/07/21[b]	200	206,500
VRN, (5 year USD Swap + 5.416%)
7.50%, 10/05/27 (Call 10/05/22)[b,c]	900	887,625
Evraz Group SA
5.38%, 03/20/23[b]	600	603,750
6.50%, 04/22/20[b]	1,150	1,213,250
6.75%, 01/31/22[b]	400	425,500
8.25%, 01/28/21[b]	650	724,750
Gazprom OAO Via Gaz Capital SA
4.95%, 02/06/28[b]	200	199,750
Gazprombank OAO Via GPB Eurobond Finance PLC VRN, (5 year CMT + 6.024%)
7.50%, 12/28/23 (Call 12/28/18)[b,c]	200	207,500
Metalloinvest Finance DAC
4.85%, 05/02/24[b]	600	601,697
MMC Norilsk Nickel OJSC via MMC Finance DAC
5.55%, 10/28/20[b]	600	637,500
6.63%, 10/14/22[b]	1,200	1,338,000
Novolipetsk Steel via Steel Funding DAC
4.50%, 06/15/23[b]	600	613,500
Phosagro OAO via Phosagro Bond Funding DAC
3.95%, 11/03/21[b]	700	705,484
Polyus Finance PLC
5.25%, 02/07/23[b]	1,000	1,025,000
Polyus Gold International Ltd.
4.70%, 03/28/22[b]	400	405,000
5.63%, 04/29/20[b]	200	211,250
Rusal Capital DAC
5.13%, 02/02/22[b]	1,600	1,612,000
Russian Railways via RZD Capital PLC
3.45%, 10/06/20[b]	200	201,027

Security	Principal (000s)	Value
4.38%, 03/01/24[b]	$1,600	$1,602,224
Sberbank of Russia Via SB Capital SA
5.13%, 10/29/22[b]	800	826,000
Severstal OAO Via Steel Capital SA
5.90%, 10/17/22[b]	400	435,500
VimpelCom Holdings BV
5.20%, 02/13/19[b]	400	411,330
5.95%, 02/13/23[b]	800	859,000
7.50%, 03/01/22[b]	600	686,250
VTB Bank OJSC Via VTB Capital SA
6.95%, 10/17/22[b]	600	648,750

		20,243,175
SOUTH AFRICA — 1.52%
AngloGold Ashanti Holdings PLC
5.13%, 08/01/22	350	364,000
5.38%, 04/15/20	1,368	1,439,820
Eskom Holdings SOC Ltd.
5.75%, 01/26/21[b]	1,600	1,608,800
6.75%, 08/06/23[b]	600	606,900
7.13%, 02/11/25[b]	1,460	1,479,053
Gold Fields Orogen Holding BVI Ltd.
4.88%, 10/07/20[b]	800	820,000
MTN Mauritius Investment Ltd.
4.76%, 11/11/24[b]	600	577,500
Transnet SOC Ltd.
4.00%, 07/26/22[b]	600	585,750

		7,481,823
SOUTH KOREA — 0.26%
Woori Bank
4.75%, 04/30/24[b]	1,000	1,048,876
VRN, (5 year CMT + 3.328%)
5.00%, 06/10/45 (Call 06/10/20)[b,c]	200	207,100

		1,255,976
SRI LANKA — 0.04%
National Savings Bank
8.88%, 09/18/18[b]	200	211,746

		211,746
THAILAND — 0.09%
Krung Thai Bank PCL/Cayman Islands VRN, (5 year CMT + 3.535%)
5.20%, 12/26/24 (Call 12/26/19)[b,c]	400	416,454

		416,454
TRINIDAD AND TOBAGO — 0.07%
Petroleum Co. of Trinidad & Tobago Ltd.
9.75%, 08/14/19[b]	300	321,994

		321,994

3

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EMERGING MARKETS HIGH YIELD BOND ETF

July 31, 2017

Security	Principal (000s)	Value
TURKEY — 3.87%
Akbank TAS
4.00%, 01/24/20[b]	$200	$200,200
5.00%, 10/24/22[b]	150	151,275
5.13%, 03/31/25[b]	200	197,000
VRN, (5 year USD Swap + 5.026%)
7.20%, 03/16/27 (Call 03/16/22)[b,c]	1,100	1,146,750
Finansbank AS/Turkey
4.88%, 05/19/22[b]	1,100	1,097,506
TC Ziraat Bankasi AS
4.25%, 07/03/19[b]	200	201,877
4.75%, 04/29/21[b]	200	202,803
5.13%, 05/03/22[b]	1,700	1,725,425
Turkiye Garanti Bankasi AS
4.75%, 10/17/19[b]	600	614,250
5.25%, 09/13/22[b]	200	204,000
5.88%, 03/16/23[b]	600	624,750
6.25%, 04/20/21[b]	200	212,750
VRN, (5 year USD Swap + 4.220%)
6.13%, 05/24/27 (Call 05/24/22)[b,c]	1,400	1,399,306
Turkiye Halk Bankasi AS
3.88%, 02/05/20[b]	500	488,125
4.75%, 06/04/19[b]	200	201,250
4.75%, 02/11/21[b]	200	198,180
5.00%, 07/13/21[b]	500	498,125
Turkiye Is Bankasi
3.75%, 10/10/18[b]	200	200,065
5.00%, 04/30/20[b]	400	405,500
5.00%, 06/25/21[b]	1,000	1,008,750
5.38%, 10/06/21[b]	1,000	1,013,750
5.50%, 04/21/19[b]	200	205,626
5.50%, 04/21/22[b]	400	405,500
6.00%, 10/24/22[b]	850	858,500
6.13%, 04/25/24[b]	900	917,466
Turkiye Vakiflar Bankasi TAO
5.50%, 10/27/21[b]	800	812,000
6.00%, 11/01/22[b]	200	200,500
VRN, (5 year USD Swap + 5.439%)
6.88%, 02/03/25 (Call 02/03/20)[b,c]	1,000	1,020,000
Yapi ve Kredi Bankasi AS
5.13%, 10/22/19[b]	800	817,000
5.25%, 12/03/18[b]	200	203,990
5.50%, 12/06/22[b]	400	395,500
5.75%, 02/24/22[b]	700	717,500
VRN, (5 year USD Swap + 7.400%)
8.50%, 03/09/26 (Call 03/09/21)[b,c]	400	429,000

		18,974,219
UKRAINE — 0.04%
MHP SA
7.75%, 05/10/24[b]	200	206,754

		206,754
UNITED KINGDOM — 0.08%
Sable International Finance Ltd.
6.88%, 08/01/22 (Call 08/01/18)[b]	200	216,260
Tullow Oil PLC
6.00%, 11/01/20 (Call 08/10/17)[b]	200	194,500

		410,760

Security	Principal (000s)	Value
VENEZUELA — 1.75%
Petroleos de Venezuela SA
5.38%, 04/12/27[b]	$2,670	$870,153
5.50%, 04/12/37[b]	1,439	468,538
6.00%, 05/16/24[b]	4,760	1,576,750
6.00%, 11/15/26[b]	3,500	1,125,950
8.50%, 10/27/20[b]	2,700	1,782,000
9.00%, 11/17/21[b]	1,855	725,769
9.75%, 05/17/35[b]	2,480	972,532
12.75%, 02/17/22[b]	2,338	1,075,480

		8,597,172
TOTAL CORPORATE BONDS & NOTES
(Cost: $201,147,569)		202,540,633

FOREIGN GOVERNMENT OBLIGATIONS[a] — 56.23%

ARGENTINA — 6.39%
Argentine Republic Government International Bond
2.50%, 12/31/38[d]	6,457	4,177,679
5.63%, 01/26/22	4,180	4,284,500
6.25%, 04/22/19	1,900	2,001,641
6.63%, 07/06/28	600	600,000
6.88%, 04/22/21	3,850	4,138,750
6.88%, 01/26/27	3,500	3,596,250
7.13%, 07/06/36	870	859,125
7.50%, 04/22/26	4,250	4,564,500
7.63%, 04/22/46	1,550	1,593,400
8.28%, 12/31/33	5,134	5,527,353

		31,343,198
AZERBAIJAN — 0.13%
State Oil Co. of the Azerbaijan Republic
6.95%, 03/18/30[b]	600	639,490

		639,490
BAHRAIN — 1.74%
Bahrain Government International Bond
5.50%, 03/31/20[b]	783	813,877
5.88%, 01/26/21[b]	650	677,764
6.00%, 09/19/44[b]	400	348,444
6.13%, 07/05/22[b]	1,200	1,262,813
6.13%, 08/01/23[b]	1,400	1,471,116
7.00%, 01/26/26[b]	1,500	1,591,180
7.00%, 10/12/28[b]	2,300	2,363,684

		8,528,878
BRAZIL — 6.10%
Banco Nacional de Desenvolvimento Economico e Social
4.00%, 04/14/19[b]	400	407,081
4.75%, 05/09/24[b]	1,800	1,779,991
5.50%, 07/12/20[b]	200	211,115
5.75%, 09/26/23[b]	900	958,500
6.50%, 06/10/19[b]	600	637,500

4

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EMERGING MARKETS HIGH YIELD BOND ETF

July 31, 2017

Security	Principal (000s)	Value
Brazilian Government International Bond
2.63%, 01/05/23	$1,800	$1,695,600
4.25%, 01/07/25	4,768	4,768,000
4.88%, 01/22/21	3,711	3,931,805
5.00%, 01/27/45	3,050	2,732,800
5.63%, 01/07/41	2,150	2,115,600
5.63%, 02/21/47	900	878,400
5.88%, 01/15/19	900	950,739
6.00%, 04/07/26	2,992	3,285,216
7.13%, 01/20/37	1,710	1,987,875
8.25%, 01/20/34	1,650	2,103,750
8.75%, 02/04/25	500	641,738
8.88%, 10/14/19	300	342,999
8.88%, 04/15/24	150	192,000
10.13%, 05/15/27	225	322,875

		29,943,584
COSTA RICA — 0.64%
Costa Rica Government International Bond
4.25%, 01/26/23[b]	400	391,500
4.38%, 04/30/25[b]	400	384,493
5.63%, 04/30/43[b]	200	179,657
7.00%, 04/04/44[b]	1,462	1,525,963
7.16%, 03/12/45[b]	600	634,500

		3,116,113
CROATIA — 1.46%
Croatia Government International Bond
5.50%, 04/04/23[b]	800	888,000
6.00%, 01/26/24[b]	1,200	1,368,000
6.38%, 03/24/21[b]	1,800	2,004,300
6.63%, 07/14/20[b]	1,350	1,491,750
6.75%, 11/05/19[b]	1,300	1,415,375

		7,167,425
DOMINICAN REPUBLIC — 2.05%
Dominican Republic International Bond
5.50%, 01/27/25[b]	300	315,750
5.88%, 04/18/24[b]	1,240	1,331,450
5.95%, 01/25/27[b]	200	213,500
6.60%, 01/28/24[b]	1,300	1,447,992
6.85%, 01/27/45[b]	2,090	2,272,875
6.88%, 01/29/26[b]	1,300	1,477,125
7.45%, 04/30/44[b]	1,150	1,342,625
7.50%, 05/06/21[b]	1,500	1,659,375

		10,060,692
ECUADOR — 1.50%
Ecuador Government International Bond
7.95%, 06/20/24[b]	1,065	1,018,406
8.75%, 06/02/23[b]	800	800,645
9.63%, 06/02/27[b]	600	613,044
9.65%, 12/13/26[b]	2,400	2,454,000
10.50%, 03/24/20[b]	800	847,000
10.75%, 03/28/22[b]	1,500	1,620,000

		7,353,095

Security	Principal (000s)	Value
EGYPT — 1.83%
Egypt Government International Bond
5.75%, 04/29/20[b]	$760	$787,550
5.88%, 06/11/25[b]	2,190	2,168,100
6.13%, 01/31/22[b]	1,600	1,652,000
6.88%, 04/30/40[b]	300	287,690
7.50%, 01/31/27[b]	2,100	2,257,500
8.50%, 01/31/47[b]	1,700	1,850,875

		9,003,715
EL SALVADOR — 0.95%
El Salvador Government International Bond
5.88%, 01/30/25[b]	750	678,221
6.38%, 01/18/27[b]	900	817,352
7.38%, 12/01/19[b]	250	253,108
7.63%, 02/01/41[b]	300	275,801
7.65%, 06/15/35[b]	880	814,000
7.75%, 01/24/23[b]	575	582,514
8.25%, 04/10/32[b]	200	198,238
8.63%, 02/28/29[b]	1,000	1,034,423

		4,653,657
GHANA — 0.67%
Ghana Government International Bond
7.88%, 08/07/23[b]	800	825,000
8.13%, 01/18/26[b]	900	928,125
9.25%, 09/15/22[b]	400	437,010
10.75%, 10/14/30[b]	900	1,121,000

		3,311,135
GUATEMALA — 0.37%
Guatemala Government Bond
4.50%, 05/03/26[b]	400	407,133
4.88%, 02/13/28[b]	750	775,661
5.75%, 06/06/22[b]	600	653,895

		1,836,689
IVORY COAST — 0.39%
Ivory Coast Government International Bond
5.38%, 07/23/24[b]	400	394,042
6.13%, 06/15/33[b]	600	588,799
6.38%, 03/03/28[b]	900	924,750

		1,907,591
JAMAICA — 0.81%
Jamaica Government International Bond
6.75%, 04/28/28	2,000	2,277,500
7.63%, 07/09/25	200	234,127
7.88%, 07/28/45	400	475,800
8.00%, 03/15/39	843	1,003,170

		3,990,597

5

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EMERGING MARKETS HIGH YIELD BOND ETF

July 31, 2017

Security	Principal (000s)	Value
JORDAN — 0.35%
Jordan Government International Bond
5.75%, 01/31/27[b]	$700	$696,500
6.13%, 01/29/26[b]	1,000	1,027,077

		1,723,577
LEBANON — 4.10%
Lebanon Government International Bond
5.15%, 11/12/18[b]	150	150,687
5.45%, 11/28/19[b]	300	299,476
5.50%, 04/23/19	200	200,601
5.80%, 04/14/20[b]	1,165	1,164,365
6.00%, 05/20/19[b]	300	303,088
6.00%, 01/27/23[b]	550	542,438
6.10%, 10/04/22[b]	1,600	1,590,000
6.15%, 06/19/20	350	353,391
6.20%, 02/26/25[b]	300	295,329
6.25%, 05/27/22	300	301,900
6.25%, 11/04/24[b]	623	616,493
6.38%, 03/09/20	700	709,625
6.40%, 05/26/23	2,600	2,617,507
6.60%, 11/27/26[b]	850	845,750
6.65%, 04/22/24[b]	740	747,843
6.65%, 11/03/28[b]	1,115	1,097,246
6.65%, 02/26/30[b]	1,490	1,467,650
6.75%, 11/29/27[b]	617	613,915
6.85%, 03/23/27[b]	800	806,255
6.85%, 05/25/29	400	399,839
7.00%, 03/23/32[b]	900	899,979
7.05%, 11/02/35[b]	100	99,246
7.25%, 03/23/37[b]	600	602,252
8.25%, 04/12/21[b]	3,164	3,389,435

		20,114,310
MOROCCO — 0.44%
Morocco Government International Bond
4.25%, 12/11/22[b]	1,400	1,478,750
5.50%, 12/11/42[b]	600	671,523

		2,150,273
NIGERIA — 0.50%
Nigeria Government International Bond
6.38%, 07/12/23[b]	400	416,371
6.75%, 01/28/21[b]	400	427,797
7.88%, 02/16/32[b]	1,442	1,593,410

		2,437,578
PAKISTAN — 0.43%
Pakistan Government International Bond
7.25%, 04/15/19[b]	400	418,326
8.25%, 04/15/24[b]	1,325	1,476,726
8.25%, 09/30/25[b]	200	226,693

		2,121,745

Security	Principal (000s)	Value
RUSSIA — 5.85%
Russian Foreign Bond-Eurobond
3.50%, 01/16/19[b]	$800	$814,006
4.50%, 04/04/22[b]	2,200	2,336,400
4.88%, 09/16/23[b]	2,000	2,160,000
5.00%, 04/29/20[b]	3,200	3,388,000
5.63%, 04/04/42[b]	2,400	2,611,200
5.88%, 09/16/43[b]	1,600	1,801,600
7.50%, 03/31/30[b,d]	10,134	12,160,839
12.75%, 06/24/28[b]	1,950	3,419,812

		28,691,857
SENEGAL — 0.19%
Senegal Government International Bond
6.25%, 05/23/33[b]	700	719,539
8.75%, 05/13/21[b]	200	229,376

		948,915
SERBIA — 0.81%
Serbia International Bond
4.88%, 02/25/20[b]	2,200	2,304,500
5.88%, 12/03/18[b]	200	209,465
7.25%, 09/28/21[b]	1,250	1,450,000

		3,963,965
SOUTH AFRICA — 2.40%
Republic of South Africa Government International Bond
4.67%, 01/17/24	1,400	1,429,750
4.88%, 04/14/26	1,500	1,516,875
5.00%, 10/12/46	800	749,000
5.50%, 03/09/20	2,088	2,226,330
5.88%, 05/30/22	850	932,875
5.88%, 09/16/25	2,610	2,831,850
6.25%, 03/08/41	1,901	2,074,084

		11,760,764
SRI LANKA — 1.86%
Sri Lanka Government International Bond
5.13%, 04/11/19[b]	200	205,049
5.75%, 01/18/22[b]	600	627,329
5.88%, 07/25/22[b]	2,109	2,206,541
6.00%, 01/14/19[b]	400	413,511
6.13%, 06/03/25[b]	200	207,950
6.20%, 05/11/27[b]	380	392,543
6.25%, 10/04/20[b]	300	318,750
6.25%, 07/27/21[b]	2,200	2,345,750
6.83%, 07/18/26[b]	1,050	1,130,062
6.85%, 11/03/25[b]	1,200	1,296,000

		9,143,485

6

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EMERGING MARKETS HIGH YIELD BOND ETF

July 31, 2017

Security	Principal (000s)	Value
TRINIDAD AND TOBAGO — 0.24%
Trinidad & Tobago Government International Bond
4.50%, 08/04/26[b]	$1,200	$1,191,000

		1,191,000
TURKEY — 8.99%
Export Credit Bank of Turkey
5.00%, 09/23/21[b]	450	460,634
5.38%, 02/08/21[b]	400	415,168
5.38%, 10/24/23[b]	600	612,846
Turkey Government International Bond
3.25%, 03/23/23	1,300	1,230,125
4.25%, 04/14/26	600	577,500
4.88%, 10/09/26	4,400	4,394,500
4.88%, 04/16/43	3,600	3,244,536
5.13%, 03/25/22	949	995,264
5.63%, 03/30/21	2,050	2,188,375
5.75%, 03/22/24	1,900	2,028,250
5.75%, 05/11/47	1,800	1,789,749
5.88%, 04/24/19[b]	400	415,486
6.00%, 03/25/27	2,779	2,994,372
6.00%, 01/14/41	2,816	2,914,560
6.25%, 09/26/22	1,800	1,975,500
6.63%, 02/17/45	2,050	2,280,625
6.75%, 05/30/40	725	815,625
6.88%, 03/17/36	1,220	1,384,700
7.00%, 03/11/19	800	853,992
7.00%, 06/05/20	2,100	2,307,375
7.25%, 03/05/38	1,100	1,302,125
7.38%, 02/05/25	2,570	3,006,900
7.50%, 11/07/19	1,700	1,863,625
8.00%, 02/14/34	1,263	1,580,329
11.88%, 01/15/30	1,550	2,481,937

		44,114,098
UKRAINE — 2.45%
Ukraine Government International Bond
7.75%, 09/01/19[b]	900	933,750
7.75%, 09/01/20[b]	2,526	2,619,462
7.75%, 09/01/21[b]	850	875,500
7.75%, 09/01/22[b]	1,264	1,292,440
7.75%, 09/01/23[b]	1,175	1,186,750
7.75%, 09/01/24[b]	1,813	1,807,561
7.75%, 09/01/25[b]	636	629,004
7.75%, 09/01/26[b]	960	942,720
7.75%, 09/01/27[b]	1,050	1,028,475
Ukreximbank Via Biz Finance PLC
9.75%, 01/22/25[b]	650	681,005

		11,996,667
VENEZUELA — 2.12%
Venezuela Government International Bond
6.00%, 12/09/20[b]	1,780	694,200
7.00%, 12/01/18[b]	800	412,005
7.00%, 03/31/38[b]	900	348,750
7.65%, 04/21/25[b]	1,058	404,685
7.75%, 10/13/19[b]	2,049	870,825

Security	Principal or Shares (000s)	Value
8.25%, 10/13/24[b]	$1,500	$573,750
9.00%, 05/07/23[b]	2,037	784,245
9.25%, 09/15/27	3,126	1,312,920
9.25%, 05/07/28[b]	2,240	862,400
9.38%, 01/13/34	1,110	452,325
11.75%, 10/21/26[b]	2,535	1,064,700
11.95%, 08/05/31[b]	3,200	1,336,000
12.75%, 08/23/22[b]	2,900	1,283,250

		10,400,055
VIETNAM — 0.47%
Vietnam Government International Bond
4.80%, 11/19/24[b]	1,000	1,052,000
6.75%, 01/29/20[b]	1,150	1,253,559

		2,305,559
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $276,025,346)		275,919,707

SHORT-TERM INVESTMENTS — 1.02%

MONEY MARKET FUNDS — 1.02%
BlackRock Cash Funds: Treasury, SL Agency Shares 0.98%[e,f]	5,023	5,023,172

		5,023,172

TOTAL SHORT-TERM INVESTMENTS (Cost: $5,023,172)		5,023,172

TOTAL INVESTMENTS IN SECURITIES — 98.53%
(Cost: $482,196,087)[g]		483,483,512
Other Assets, Less Liabilities — 1.47%		7,222,403

NET ASSETS — 100.00%		$490,705,915

CMT — Constant Maturity Treasury

VRN — Variable Rate Note

[a]	Investments are denominated in U.S. dollars.
[b]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[c]	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
[d]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[e]	Affiliated money market fund.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	The cost of investments for federal income tax purposes was $482,354,022. Net unrealized appreciation was $1,129,490, of which $7,070,655 represented gross unrealized appreciation on securities and $5,941,165 represented gross unrealized depreciation on securities.

7

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EMERGING MARKETS HIGH YIELD BOND ETF

July 31, 2017

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Corporate bonds & notes	$—	$202,540,633	$—	$202,540,633
Foreign government obligations	—	275,919,707	—	275,919,707
Money market funds	5,023,172	—	—	5,023,172

Total	$5,023,172	$478,460,340	$—	$483,483,512

8

Schedule of Investments  (Unaudited)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

July 31, 2017

Security	Principal (000s)		Value
CORPORATE BONDS & NOTES — 97.31%

AUSTRALIA — 0.20%
FMG Resources August 2006 Pty Ltd.
4.75%, 05/15/22 (Call 02/15/22)[a]	USD	130	$134,192
5.13%, 05/15/24 (Call 02/15/24)[a,b]	USD	135	139,671
Origin Energy Finance Ltd. VRN, (5 year EUR Swap + 3.670%)
4.00%, 09/16/74 (Call 09/16/19)[c,d]	EUR	100	121,538

			395,401

AUSTRIA — 0.21%
Raiffeisen Bank International AG
6.00%, 10/16/23[d]	EUR	200	278,126
VRN, (5 year EUR Swap + 3.300%)
4.50%, 02/21/25 (Call 02/21/20)[c,d]	EUR	100	125,872

			403,998

BELGIUM — 0.27%
Barry Callebaut Services NV
5.63%, 06/15/21[d]	EUR	100	140,296
Ethias SA
5.00%, 01/14/26[d]	EUR	100	129,429
Nyrstar Netherlands Holdings BV
6.88%, 03/15/24 (Call 03/15/20)[d]	EUR	100	120,654
8.50%, 09/15/19[d]	EUR	100	129,649

			520,028

CANADA — 3.48%
1011778 BC ULC/New Red Finance Inc.
4.25%, 05/15/24 (Call 05/15/20)[a]	USD	225	225,951
4.63%, 01/15/22 (Call 10/01/17)[a]	USD	200	204,750
6.00%, 04/01/22 (Call 10/01/17)[a]	USD	375	387,539
Air Canada
4.75%, 10/06/23 (Call 10/06/19)[a]	CAD	25	20,371
7.75%, 04/15/21[a,b]	USD	75	85,969
Baytex Energy Corp.
6.63%, 07/19/22 (Call 08/30/17)	CAD	50	37,983
Bombardier Inc.
4.75%, 04/15/19[a]	USD	50	51,213
5.75%, 03/15/22[a]	USD	150	152,655
6.00%, 10/15/22 (Call 08/31/17)[a,b]	USD	200	203,000
6.13%, 05/15/21[d]	EUR	100	128,105
6.13%, 01/15/23[a]	USD	175	177,981
7.50%, 03/15/25 (Call 03/15/20)[a]	USD	225	238,500
7.75%, 03/15/20[a]	USD	125	136,362
8.75%, 12/01/21[a]	USD	225	255,375
Brookfield Residential Properties Inc.
6.13%, 05/15/23 (Call 05/15/18)[a]	CAD	50	41,452
6.50%, 12/15/20 (Call 08/31/17)[a]	USD	50	51,490
Brookfield Residential Properties Inc./Brookfield Residential U.S. Corp.
6.13%, 07/01/22 (Call 08/31/17)[a,b]	USD	75	78,077
Cascades Inc.
5.50%, 07/15/21 (Call 08/30/17)[a]	CAD	25	20,752

Security	Principal (000s)		Value
CES Energy Solutions Corp.
7.38%, 04/17/20 (Call 08/30/17)	CAD	25	$20,707
Concordia International Corp.
7.00%, 04/15/23 (Call 04/15/18)[a,b]	USD	50	9,125
9.50%, 10/21/22 (Call 12/15/18)[a]	USD	75	15,375
Cott Beverages Inc.
5.38%, 07/01/22 (Call 08/31/17)	USD	125	130,078
Cott Corp.
5.50%, 07/01/24 (Call 07/01/19)[d]	EUR	100	129,562
Cott Holdings Inc.
5.50%, 04/01/25 (Call 04/01/20)[a]	USD	125	130,868
Gibson Energy Inc.
5.38%, 07/15/22 (Call 08/30/17)[a]	CAD	50	40,492
Great Canadian Gaming Corp.
6.63%, 07/25/22 (Call 08/30/17)[a]	CAD	50	41,353
Iron Mountain Canada Operations ULC
5.38%, 09/15/23 (Call 09/15/19)[a]	CAD	25	21,061
Jupiter Resources Inc.
8.50%, 10/01/22 (Call 10/01/17)[a]	USD	175	125,125
Kinross Gold Corp.
4.50%, 07/15/27 (Call 04/15/27)[a]	USD	80	79,600
5.13%, 09/01/21 (Call 06/01/21)	USD	50	53,042
5.95%, 03/15/24 (Call 12/15/23)	USD	105	114,645
Lundin Mining Corp.
7.50%, 11/01/20 (Call 11/01/17)[a]	USD	50	52,410
7.88%, 11/01/22 (Call 11/01/18)[a]	USD	75	81,816
Mattamy Group Corp.
6.88%, 11/15/20 (Call 08/30/17)[a]	CAD	50	40,960
MEG Energy Corp.
6.38%, 01/30/23 (Call 08/31/17)[a]	USD	150	124,732
6.50%, 01/15/25 (Call 01/15/20)[a,b]	USD	125	120,460
7.00%, 03/31/24 (Call 09/30/18)[a,b]	USD	125	103,750
Newalta Corp.
Series 2
7.75%, 11/14/19 (Call 08/30/17)	CAD	22	16,537
NOVA Chemicals Corp.
4.88%, 06/01/24 (Call 03/03/24)[a,b]	USD	165	166,341
5.00%, 05/01/25 (Call 01/31/25)[a]	USD	50	50,108
5.25%, 08/01/23 (Call 08/01/18)[a,b]	USD	125	128,851
5.25%, 06/01/27 (Call 03/03/27)[a]	USD	175	175,656
Open Text Corp.
5.63%, 01/15/23 (Call 01/15/18)[a]	USD	50	52,424
5.88%, 06/01/26 (Call 06/01/21)[a]	USD	155	167,594
Parkland Fuel Corp.
5.63%, 05/09/25 (Call 05/09/20)	CAD	100	80,515
5.75%, 09/16/24 (Call 09/16/19)[a]	CAD	25	20,366
5.75%, 09/16/24 (Call 09/16/19)	CAD	50	40,732
6.00%, 11/21/22 (Call 11/21/17)	CAD	50	41,532
Precision Drilling Corp.
5.25%, 11/15/24 (Call 05/15/19)[b]	USD	75	67,062
Quebecor Media Inc.
5.75%, 01/15/23	USD	225	241,477
6.63%, 01/15/23[a]	CAD	100	87,686
Russel Metals Inc.
6.00%, 04/19/22 (Call 08/30/17)[a]	CAD	25	20,591
Seven Generations Energy Ltd.
6.75%, 05/01/23 (Call 05/01/18)[a]	USD	50	52,472
6.88%, 06/30/23 (Call 06/30/18)[a,b]	USD	125	131,367
Superior Plus LP
5.25%, 02/27/24 (Call 02/27/20)	CAD	50	40,962
6.50%, 12/09/21 (Call 12/09/17)	CAD	25	21,141

9

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

July 31, 2017

Security	Principal (000s)		Value
Teck Resources Ltd.
3.75%, 02/01/23 (Call 11/01/22)[b]	USD	100	$100,505
4.75%, 01/15/22 (Call 10/15/21)	USD	150	157,816
8.50%, 06/01/24 (Call 06/01/19)[a]	USD	100	115,695
Trilogy Energy Corp.
7.25%, 12/13/19 (Call 08/30/17)	CAD	25	20,416
Valeant Pharmaceuticals International Inc.
5.63%, 12/01/21 (Call 08/31/17)[a]	USD	175	158,812
6.75%, 08/15/18 (Call 08/15/17)[a]	USD	75	75,107
7.50%, 07/15/21 (Call 08/31/17)[a]	USD	250	243,125
Videotron Ltd.
5.00%, 07/15/22	USD	75	80,250
5.38%, 06/15/24 (Call 03/15/24)[a,b]	USD	50	53,271
5.63%, 06/15/25 (Call 03/15/25)	CAD	50	43,091
5.75%, 01/15/26 (Call 09/15/20)[d]	CAD	75	64,378
Videotron Ltd./Videotron Ltee
5.13%, 04/15/27 (Call 04/15/22)[a]	USD	85	87,308
Yellow Pages Digital & Media Solutions Ltd.
9.25%, 11/30/18 (Call 08/30/17)	CAD	26	20,789

			6,756,663

DENMARK — 0.13%
Nassa Topco AS
2.88%, 04/06/24 (Call 01/06/24)[d]	EUR	100	122,664
TDC A/S VRN, (5 year EUR Swap + 3.110%)
3.50%, 02/26/49 (Call 02/26/21)[c,d]	EUR	100	121,339

			244,003

FINLAND — 0.48%
Nokia OYJ
1.00%, 03/15/21 (Call 02/15/21)[d]	EUR	100	118,572
2.00%, 03/15/24 (Call 12/15/23)[d]	EUR	125	149,667
3.38%, 06/12/22	USD	75	75,703
4.38%, 06/12/27[b]	USD	80	81,900
5.38%, 05/15/19	USD	23	24,323
Outokumpu OYJ
7.25%, 06/16/21 (Call 06/16/18)[d]	EUR	90	114,760
Stora Enso OYJ
2.13%, 06/16/23 (Call 03/16/23)[d]	EUR	100	121,624
Teollisuuden Voima OYJ
2.13%, 02/04/25 (Call 11/04/24)[d]	EUR	100	116,674
2.63%, 01/13/23[d]	EUR	100	122,680

			925,903

FRANCE — 4.51%
3AB Optique Developpement SAS
5.63%, 04/15/19 (Call 08/30/17)[d]	EUR	100	118,690
Areva SA
3.25%, 09/04/20[d]	EUR	100	124,379
3.50%, 03/22/21	EUR	100	126,518
Autodis SA
4.38%, 05/01/22 (Call 05/01/18)[d]	EUR	100	122,016
Banijay Group SAS
4.00%, 07/01/22 (Call 07/01/19)[d]	EUR	100	121,534
Burger King France SAS
6.00%, 05/01/24 (Call 05/01/20)[d]	EUR	100	126,016

Security	Principal (000s)		Value
Casino Guichard Perrachon SA
1.87%, 06/13/22 (Call 03/13/22)[d]	EUR	100	$119,542
4.05%, 08/05/26 (Call 05/05/26)[d]	EUR	100	127,697
4.41%, 08/06/19[d]	EUR	100	127,916
4.50%, 03/07/24 (Call 12/07/23)[d]	EUR	200	264,266
4.56%, 01/25/23[d]	EUR	100	133,728
5.24%, 03/09/20	EUR	100	133,051
5.98%, 05/26/21[d]	EUR	200	278,842
CMA CGM SA
6.50%, 07/15/22 (Call 07/15/19)[d]	EUR	100	121,398
8.75%, 12/15/18 (Call 08/07/17)[d]	EUR	100	120,592
ContourGlobal Power Holdings SA
5.13%, 06/15/21 (Call 06/15/18)[d]	EUR	100	123,779
Elis SA
3.00%, 04/30/22 (Call 04/30/18)[d]	EUR	100	121,495
Faurecia
3.13%, 06/15/22 (Call 06/15/18)[d]	EUR	100	121,707
3.63%, 06/15/23 (Call 06/15/19)[d]	EUR	100	124,189
Groupe Fnac SA
3.25%, 09/30/23 (Call 09/30/19)[d]	EUR	200	249,069
HomeVi SAS
6.88%, 08/15/21 (Call 08/15/17)[d]	EUR	100	122,616
La Financiere Atalian SAS
4.00%, 05/15/24 (Call 05/15/20)[d]	EUR	100	122,995
Loxam SAS
4.88%, 07/23/21 (Call 08/10/17)[d]	EUR	100	120,944
6.00%, 04/15/25 (Call 04/15/20)[d]	EUR	100	127,673
Mobilux Finance SAS
5.50%, 11/15/24 (Call 11/15/19)[d]	EUR	100	124,854
NEW Areva Holding SA
3.13%, 03/20/23 (Call 12/20/22)[d]	EUR	200	246,222
4.88%, 09/23/24	EUR	100	133,123
Nexans SA
3.25%, 05/26/21 (Call 02/26/21)[d]	EUR	100	128,180
Novafives SAS
4.50%, 06/30/21 (Call 08/10/17)[d]	EUR	100	119,976
Paprec Holding
5.25%, 04/01/22 (Call 04/01/18)[d]	EUR	125	153,957
Peugeot SA
2.00%, 03/23/24[d]	EUR	100	119,370
2.38%, 04/14/23[d]	EUR	100	125,253
6.50%, 01/18/19[d]	EUR	100	128,931
Rexel SA
2.63%, 06/15/24 (Call 03/15/20)[d]	EUR	125	149,342
3.25%, 06/15/22 (Call 06/15/18)[d]	EUR	100	122,151
3.50%, 06/15/23 (Call 06/15/19)[d]	EUR	100	123,906
SFR Group SA
5.38%, 05/15/22 (Call 08/30/17)[d]	EUR	200	245,814
5.63%, 05/15/24 (Call 05/15/19)[d]	EUR	200	256,323
6.00%, 05/15/22 (Call 08/31/17)[a]	USD	600	627,549
6.25%, 05/15/24 (Call 05/15/19)[a]	USD	200	210,849
7.38%, 05/01/26 (Call 05/01/21)[a]	USD	1,000	1,082,500
SMCP Group SAS
5.88%, 05/01/23 (Call 05/01/19)[d]	EUR	90	115,117
SPCM SA
2.88%, 06/15/23 (Call 06/15/18)[d]	EUR	100	120,451
SPIE SA
3.13%, 03/22/24 (Call 09/22/23)[d]	EUR	100	122,023
Synlab Bondco PLC
6.25%, 07/01/22 (Call 07/01/18)[d]	EUR	150	190,750
Tereos Finance Groupe I SA
4.13%, 06/16/23 (Call 03/16/23)[d]	EUR	100	120,304

10

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

July 31, 2017

Security	Principal (000s)		Value
THOM Europe SAS
7.38%, 07/15/19 (Call 08/08/17)[d]	EUR	100	$119,876
Vallourec SA
2.25%, 09/30/24[d]	EUR	100	94,040
3.25%, 08/02/19[d]	EUR	100	120,617
Verallia Packaging SASU
5.13%, 08/01/22 (Call 08/01/18)[d]	EUR	100	124,963
WFS Global Holding SAS
9.50%, 07/15/22 (Call 07/15/18)[d]	EUR	100	127,980

			8,755,073

GERMANY — 2.83%
Bilfinger SE
2.38%, 12/07/19[d]	EUR	100	122,362
BMBG Bond Finance SCA
3.00%, 06/15/21 (Call 06/15/18)[d]	EUR	100	121,499
Deutsche Lufthansa AG VRN, (5 year EUR Swap + 4.783%)
5.13%, 08/12/75 (Call 02/12/21)[c,d]	EUR	100	128,847
Douglas GmbH
6.25%, 07/15/22 (Call 07/15/18)[d]	EUR	100	127,575
Hapag-Lloyd AG
5.13%, 07/15/24 (Call 07/15/20)[d]	EUR	100	120,092
6.75%, 02/01/22 (Call 02/01/19)[d]	EUR	100	126,153
K+S AG
3.00%, 06/20/22[d]	EUR	100	125,592
4.13%, 12/06/21[d]	EUR	100	132,936
LANXESS AG VRN, (5 year EUR Swap + 4.510%)
4.50%, 12/06/76 (Call 06/06/23)[c,d]	EUR	100	128,857
Norddeutsche Landesbank Girozentrale
6.00%, 06/29/20	EUR	50	63,558
Phoenix PIB Dutch Finance BV
3.13%, 05/27/20[d]	EUR	100	125,858
PrestigeBidCo GmbH
6.25%, 12/15/23 (Call 12/15/19)[d]	EUR	100	127,709
ProGroup AG
5.13%, 05/01/22 (Call 05/01/18)[d]	EUR	100	124,137
RWE AG
VRN, (5 year EUR Swap + 2.643%)
2.75%, 04/21/75 (Call 10/21/20)[c,d]	EUR	100	119,174
VRN, (5 year EUR Swap + 3.245%)
3.50%, 04/21/75 (Call 04/21/25)[c,d]	EUR	100	116,356
Senvion Holding GmbH
3.88%, 10/25/22 (Call 05/01/19)[d]	EUR	100	120,318
thyssenkrupp AG
1.38%, 03/03/22 (Call 12/03/21)[d]	EUR	150	177,278
1.75%, 11/25/20 (Call 08/25/20)[d]	EUR	100	121,937
2.50%, 02/25/25[d]	EUR	100	123,904
2.75%, 03/08/21 (Call 12/08/20)[d]	EUR	400	499,134
4.00%, 08/27/18	EUR	175	214,654
TUI AG
2.13%, 10/26/21 (Call 07/26/21)[d]	EUR	100	122,490
Unitymedia GmbH
3.75%, 01/15/27 (Call 01/15/21)[d]	EUR	100	120,159
6.13%, 01/15/25 (Call 01/15/20)[a]	USD	200	214,685
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
3.50%, 01/15/27 (Call 01/15/21)[d]	EUR	100	122,235
4.00%, 01/15/25 (Call 01/15/20)[d]	EUR	100	125,009

Security	Principal (000s)		Value
4.63%, 02/15/26 (Call 02/15/21)[d]	EUR	100	$128,441
5.13%, 01/21/23 (Call 01/21/18)[d]	EUR	73	89,730
5.50%, 09/15/22 (Call 09/15/17)[d]	EUR	81	98,596
5.50%, 01/15/23 (Call 01/15/18)[a]	USD	180	186,850
5.63%, 04/15/23 (Call 04/15/18)[d]	EUR	70	87,325
WEPA Hygieneprodukte GmbH
3.75%, 05/15/24 (Call 05/15/19)[d]	EUR	100	123,290
ZF North America Capital Inc.
2.25%, 04/26/19[d]	EUR	100	121,715
2.75%, 04/27/23[d]	EUR	200	252,016
4.00%, 04/29/20[a]	USD	150	153,859
4.50%, 04/29/22[a]	USD	150	157,677
4.75%, 04/29/25[a]	USD	300	313,500

			5,485,507

GREECE — 0.19%
Intralot Capital Luxembourg SA
6.75%, 09/15/21 (Call 09/15/18)[d]	EUR	100	125,105
OTE PLC
3.50%, 07/09/20[d]	EUR	100	122,689
Titan Global Finance PLC
3.50%, 06/17/21[d]	EUR	100	126,112

			373,906

HONG KONG — 0.04%
Noble Group Ltd.
6.75%, 01/29/20[a]	USD	200	71,063

			71,063

IRELAND — 1.43%
Allied Irish Banks PLC VRN, (5 year EUR Swap + 3.950%)
4.13%, 11/26/25 (Call 11/26/20)[c,d]	EUR	100	127,026
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
2.75%, 03/15/24 (Call 03/15/20)[d]	EUR	150	180,972
4.13%, 05/15/23 (Call 05/15/19)[d]	EUR	100	125,342
4.25%, 01/15/22 (Call 08/01/17)[d]	EUR	35	42,196
4.25%, 09/15/22 (Call 03/15/19)[a]	USD	200	205,500
4.63%, 05/15/23 (Call 05/15/19)[a]	USD	200	205,300
6.00%, 02/15/25 (Call 02/15/20)[a]	USD	200	213,010
6.75%, 05/15/24 (Call 05/15/19)[d]	EUR	100	132,148
7.25%, 05/15/24 (Call 05/15/19)[a]	USD	400	442,041
Bank of Ireland VRN, (5 year EUR Swap + 3.550%)
4.25%, 06/11/24 (Call 06/11/19)[c,d]	EUR	200	249,462
eircom Finance DAC
4.50%, 05/31/22 (Call 05/31/18)[d]	EUR	100	123,088
Park Aerospace Holdings Ltd.
5.25%, 08/15/22[a,b]	USD	260	264,923
5.50%, 02/15/24[a,b]	USD	210	214,345
Smurfit Kappa Acquisitions
2.38%, 02/01/24 (Call 11/01/23)[d]	EUR	100	121,146
4.13%, 01/30/20[d]	EUR	100	128,808

			2,775,307

ITALY — 6.17%
Autostrada Brescia Verona Vicenza Padova SpA
2.38%, 03/20/20[d]	EUR	100	124,830

11

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

July 31, 2017

Security	Principal (000s)		Value
Banca Monte dei Paschi di Siena SpA
3.63%, 04/01/19[d]	EUR	100	$122,439
5.00%, 04/21/20[d]	EUR	50	26,215
Banca Popolare di Milano Scarl
7.13%, 03/01/21[d]	EUR	100	128,705
Banca Popolare di Vicenza
2.75%, 03/20/20[d]	EUR	100	124,834
5.00%, 10/25/18[d]	EUR	100	124,619
Banco BPM SpA
2.75%, 07/27/20[d]	EUR	300	367,046
Banco Popolare SC
3.50%, 03/14/19[d]	EUR	200	245,269
6.00%, 11/05/20[d]	EUR	100	124,800
BPER Banca VRN, (5 year EUR Swap + 4.910%)
5.13%, 05/31/27 (Call 05/31/22)[c,d]	EUR	100	123,137
Buzzi Unicem SpA
2.13%, 04/28/23 (Call 01/28/23)[d]	EUR	100	123,444
Cooperativa Muratori & Cementisti-CMC di Ravenna SC
6.88%, 08/01/22 (Call 08/01/19)[d]	EUR	100	117,637
Enel SpA
VRN, (5 year EUR Swap + 3.648%)
5.00%, 01/15/75 (Call 01/15/20)[c,d]	EUR	200	255,720
VRN, (5 year EUR Swap + 5.242%)
6.50%, 01/10/74 (Call 01/10/19)[c,d]	EUR	200	254,852
VRN, (5 year USD Swap + 5.880%)
8.75%, 09/24/73 (Call 09/24/23)[a,c]	USD	200	238,999
Fiat Chrysler Finance Europe
4.75%, 03/22/21[d]	EUR	300	394,691
4.75%, 07/15/22[d]	EUR	200	264,824
6.75%, 10/14/19[d]	EUR	200	264,982
Iccrea Banca SpA
1.50%, 02/21/20[d]	EUR	100	119,436
1.88%, 11/25/19[d]	EUR	100	120,886
International Game Technology PLC
4.13%, 02/15/20 (Call 11/15/19)[d]	EUR	100	126,432
Intesa Sanpaolo SpA
2.86%, 04/23/25[d]	EUR	100	120,272
3.93%, 09/15/26[d]	EUR	100	127,757
5.00%, 09/23/19[d]	EUR	150	192,752
5.15%, 07/16/20	EUR	300	396,959
6.63%, 09/13/23[d]	EUR	200	293,553
Leonardo SpA
1.50%, 06/07/24 (Call 03/07/24)[d]	EUR	150	174,658
4.50%, 01/19/21	EUR	100	133,017
5.25%, 01/21/22	EUR	100	139,594
8.00%, 12/16/19	GBP	100	152,626
Mediobanca SpA
5.00%, 11/15/20	EUR	100	132,333
5.75%, 04/18/23	EUR	100	137,513
N&W Global Vending SpA
7.00%, 10/15/23 (Call 10/15/19)[d]	EUR	100	123,699
Saipem Finance International BV
3.00%, 03/08/21[d]	EUR	100	120,715
3.75%, 09/08/23[d]	EUR	100	121,252
Salini Impregilo SpA
3.75%, 06/24/21[d]	EUR	100	128,983
Schumann SpA
7.00%, 07/31/23 (Call 07/31/19)[d]	EUR	100	118,216
Snaitech SpA
6.38%, 11/07/21 (Call 11/07/18)[d]	EUR	100	127,051

Security	Principal (000s)		Value
Telecom Italia Capital SA
7.18%, 06/18/19	USD	100	$108,564
Telecom Italia SpA
4.00%, 01/21/20[d]	EUR	200	257,514
4.88%, 09/25/20[d]	EUR	100	134,689
5.25%, 02/10/22[d]	EUR	150	212,726
Telecom Italia SpA/Milano
2.50%, 07/19/23[d]	EUR	400	503,157
3.00%, 09/30/25[d]	EUR	200	254,149
3.25%, 01/16/23[d]	EUR	100	131,431
3.63%, 01/19/24[d]	EUR	100	132,952
3.63%, 05/25/26[d]	EUR	100	132,911
4.50%, 01/25/21[d]	EUR	100	134,803
5.30%, 05/30/24[a]	USD	200	220,500
6.38%, 06/24/19	GBP	100	144,231
UniCredit SpA
6.95%, 10/31/22[d]	EUR	200	288,431
VRN, (5 year EUR Swap + 4.100%)
5.75%, 10/28/25 (Call 10/28/20)[c,d]	EUR	300	393,900
VRN, (5 year EUR Swap + 4.316%)
4.38%, 01/03/27 (Call 01/03/22)[c,d]	EUR	100	126,756
VRN, (5 year USD ICE Swap + 3.703%)
5.86%, 06/19/32 (Call 06/19/27)[a,b,c]	USD	200	210,224
Unione di Banche Italiane SpA
VRN, (5 year EUR Swap + 4.182%)
4.25%, 05/05/26 (Call 05/05/21)[c,d]	EUR	100	121,609
VRN, (5 year EUR Swap + 4.240%)
4.45%, 09/15/27 (Call 09/15/22)[c,d]	EUR	100	122,354
Unipol Gruppo Finanziario SpA
3.00%, 03/18/25[d]	EUR	115	136,562
4.38%, 03/05/21[d]	EUR	100	130,291
Wind Acquisition Finance SA
4.00%, 07/15/20 (Call 08/10/17)[d]	EUR	300	357,955
4.75%, 07/15/20 (Call 08/31/17)[a]	USD	400	405,000
7.00%, 04/23/21 (Call 08/30/17)[d]	EUR	300	369,357
7.38%, 04/23/21 (Call 08/31/17)[a]	USD	400	415,473

			11,980,286

JAPAN — 0.49%
SoftBank Group Corp.
4.00%, 07/30/22 (Call 04/30/22)[d]	EUR	100	128,793
4.50%, 04/15/20[a]	USD	400	413,000
4.75%, 07/30/25 (Call 04/30/25)[d]	EUR	200	267,073
5.25%, 07/30/27 (Call 04/30/27)[d]	EUR	100	135,953

			944,819

LUXEMBOURG — 3.24%
Altice Financing SA
5.25%, 02/15/23 (Call 02/15/18)[d]	EUR	100	124,632
6.50%, 01/15/22 (Call 08/31/17)[a]	USD	200	208,440
6.63%, 02/15/23 (Call 02/15/18)[a]	USD	400	425,000
7.50%, 05/15/26 (Call 05/15/21)[a]	USD	400	443,297
Altice Finco SA
9.00%, 06/15/23 (Call 06/15/18)[d]	EUR	100	131,079
Altice Luxembourg SA
6.25%, 02/15/25 (Call 02/15/20)[d]	EUR	100	129,251
7.25%, 05/15/22 (Call 08/30/17)[d]	EUR	400	500,626
7.63%, 02/15/25 (Call 02/15/20)[a]	USD	200	218,278
7.75%, 05/15/22 (Call 08/31/17)[a]	USD	400	425,000

12

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

July 31, 2017

Security	Principal (000s)		Value
ArcelorMittal
2.88%, 07/06/20[d]	EUR	100	$125,931
3.13%, 01/14/22[d]	EUR	300	384,798
6.00%, 08/05/20	USD	150	162,062
6.00%, 03/01/21	USD	200	218,525
6.13%, 06/01/25[b]	USD	75	85,662
6.75%, 02/25/22	USD	150	168,840
B&M European Value Retail SA
4.13%, 02/01/22 (Call 02/01/19)[d]	GBP	100	137,824
DEA Finance SA
7.50%, 10/15/22 (Call 04/15/19)[d]	EUR	100	127,774
Garfunkelux Holdco 3 SA
8.50%, 11/01/22 (Call 11/01/18)[d]	GBP	100	141,608
INEOS Group Holdings SA
5.38%, 08/01/24 (Call 08/01/19)[d]	EUR	100	125,951
Intelsat Connect Finance SA
12.50%, 04/01/22 (Call 06/01/18)[a]	USD	125	120,102
Intelsat Jackson Holdings SA
5.50%, 08/01/23 (Call 08/01/18)	USD	300	258,750
7.25%, 10/15/20 (Call 08/31/17)	USD	350	336,438
7.50%, 04/01/21 (Call 08/31/17)	USD	200	189,500
8.00%, 02/15/24 (Call 02/15/19)[a]	USD	200	217,250
9.50%, 09/30/22[a]	USD	50	60,107
9.75%, 07/15/25 (Call 07/15/21)[a]	USD	255	263,067
Intelsat Luxembourg SA
7.75%, 06/01/21 (Call 08/31/17)	USD	71	45,351
8.13%, 06/01/23 (Call 06/01/18)	USD	8	4,950
Matterhorn Telecom SA
3.88%, 05/01/22 (Call 05/01/18)[d]	EUR	100	121,242
Picard Bondco SA
7.75%, 02/01/20 (Call 08/30/17)[d]	EUR	100	122,966
Swissport Investments SA
6.75%, 12/15/21 (Call 06/15/18)[d]	EUR	100	126,509
Telenet Finance VI Luxembourg SCA
4.88%, 07/15/27 (Call 07/15/21)[d]	EUR	100	129,089

			6,279,899

NETHERLANDS — 2.10%
Constellium NV
4.63%, 05/15/21 (Call 05/15/18)[d]	EUR	100	119,588
5.75%, 05/15/24 (Call 05/15/19)[a]	USD	250	242,083
CSC Holdings LLC
6.63%, 10/15/25 (Call 10/15/20)[a]	USD	200	221,386
InterXion Holding NV
6.00%, 07/15/20 (Call 08/10/17)[d]	EUR	100	121,462
Maxeda DIY Holding BV
6.13%, 07/15/22 (Call 07/15/19)[d]	EUR	100	120,848
NXP BV/NXP Funding LLC
3.88%, 09/01/22[a]	USD	200	207,750
4.13%, 06/15/20[a]	USD	200	208,839
4.13%, 06/01/21[a]	USD	200	209,750
4.63%, 06/01/23[a]	USD	200	215,455
Samvardhana Motherson Automotive System Group BV
1.80%, 07/06/24[d]	EUR	100	115,412
Sensata Technologies BV
4.88%, 10/15/23[a]	USD	125	129,261
5.00%, 10/01/25[a]	USD	150	157,762
5.63%, 11/01/24[a,b]	USD	100	108,750
United Group BV
4.38%, 07/01/22 (Call 07/01/19)[d]	EUR	100	117,900

Security	Principal (000s)		Value
UPC Holding BV
6.75%, 03/15/23 (Call 03/15/18)[d]	EUR	100	$125,842
UPCB Finance IV Ltd.
4.00%, 01/15/27 (Call 01/15/21)[d]	EUR	100	123,226
5.38%, 01/15/25 (Call 01/15/20)[a]	USD	200	208,750
UPCB Finance VII Ltd.
3.63%, 06/15/29 (Call 06/15/22)[d]	EUR	150	175,845
Ziggo Bond Co. BV
7.13%, 05/15/24 (Call 05/15/19)[d]	EUR	100	133,206
Ziggo Bond Finance BV
4.63%, 01/15/25 (Call 01/15/20)[d]	EUR	100	125,024
6.00%, 01/15/27 (Call 01/15/22)[a]	USD	150	155,079
Ziggo Secured Finance BV
3.75%, 01/15/25 (Call 01/15/20)[d]	EUR	200	247,081
4.25%, 01/15/27 (Call 01/15/22)[d]	EUR	100	124,860
5.50%, 01/15/27 (Call 01/15/22)[a,b]	USD	350	362,250

			4,077,409

NEW ZEALAND — 0.20%
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC
5.13%, 07/15/23 (Call 07/15/19)[a]	USD	245	257,863
7.00%, 07/15/24 (Call 07/15/19)[a,b]	USD	125	135,290

			393,153

NORWAY — 0.06%
Silk Bidco AS
7.50%, 02/01/22 (Call 02/01/18)[d]	EUR	100	124,585

			124,585

PORTUGAL — 0.07%
EDP — Energias de Portugal SA VRN, (5 year EUR Swap + 5.043%)
5.38%, 09/16/75 (Call 03/16/21)[c,d]	EUR	100	130,262

			130,262

SINGAPORE — 0.31%
Global A&T Electronics Ltd.
10.00%, 02/01/19 (Call 08/28/17)[a]	USD	200	146,000
Lincoln Finance Ltd.
6.88%, 04/15/21 (Call 04/15/18)[d]	EUR	200	252,623
Puma International Financing SA
6.75%, 02/01/21 (Call 08/31/17)[a]	USD	200	206,044

			604,667

SPAIN — 1.51%
Banco de Sabadell SA
5.63%, 05/06/26[d]	EUR	100	137,143
Bankia SA
VRN, (5 year EUR Swap + 3.166%)
4.00%, 05/22/24 (Call 05/22/19)[c,d]	EUR	200	247,172
VRN, (5 year EUR Swap + 3.350%)
3.38%, 03/15/27 (Call 03/15/22)[c,d]	EUR	100	123,328
Bankinter SA VRN, (5 year EUR Swap + 2.400%)
2.50%, 04/06/27 (Call 04/06/22)[c,d]	EUR	100	120,578

13

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

July 31, 2017

Security	Principal (000s)		Value
CaixaBank SA
2.75%, 07/14/28[d,e]	EUR	200	$241,297
VRN, (5 year EUR Swap + 3.350%)
3.50%, 02/15/27 (Call 02/15/22)[c,d]	EUR	100	125,731
VRN, (5 year EUR Swap + 3.950%)
5.00%, 11/14/23 (Call 11/14/18)[c,d]	EUR	100	124,504
Campofrio Food Group SA
3.38%, 03/15/22 (Call 03/15/18)[d]	EUR	80	97,180
Cellnex Telecom SA
2.38%, 01/16/24 (Call 10/16/23)[d]	EUR	100	121,389
2.88%, 04/18/25 (Call 01/18/25)[d]	EUR	100	122,870
3.13%, 07/27/22[d]	EUR	100	128,973
Cirsa Funding Luxembourg SA
5.88%, 05/15/23 (Call 05/15/18)[d]	EUR	100	124,643
Codere Finance 2 Luxembourg SA
6.75%, 11/01/21 (Call 10/31/18)[d]	EUR	100	119,973
eDreams ODIGEO SA
8.50%, 08/01/21 (Call 08/01/18)[d]	EUR	100	128,423
Gestamp Funding Luxembourg SA
3.50%, 05/15/23 (Call 05/15/19)[d]	EUR	100	123,565
Grifols SA
3.20%, 05/01/25 (Call 05/01/20)[d]	EUR	100	119,665
Grupo Antolin Dutch BV
5.13%, 06/30/22 (Call 06/30/18)[d]	EUR	100	125,416
Grupo Isolux Corsan SA
1.00%, 12/30/21[f,g]		28	665
Grupo-Antolin Irausa SA
3.25%, 04/30/24 (Call 04/30/20)[d]	EUR	100	120,457
NH Hotel Group SA
3.75%, 10/01/23 (Call 10/01/19)[d]	EUR	100	124,685
Obrascon Huarte Lain SA
4.75%, 03/15/22 (Call 03/15/18)[d]	EUR	100	96,859
Repsol International Finance BV VRN, (10 year EUR Swap + 4.200%)
4.50%, 03/25/75 (Call 03/25/25)[c,d]	EUR	200	250,711

			2,925,227

SWEDEN — 0.39%
Intrum Justitia AB
2.75%, 07/15/22 (Call 07/15/19)[d]	EUR	225	268,697
3.13%, 07/15/24 (Call 07/15/20)[d]	EUR	100	119,174
Unilabs Subholding AB
5.75%, 05/15/25 (Call 05/15/20)[d]	EUR	100	118,942
Verisure Holding AB
6.00%, 11/01/22 (Call 11/01/18)[d]	EUR	90	114,846
Volvo Car AB
3.25%, 05/18/21[d]	EUR	100	127,874

			749,533

SWITZERLAND — 0.25%
Dufry Finance SCA
4.50%, 07/15/22 (Call 08/30/17)[d]	EUR	100	122,084
4.50%, 08/01/23 (Call 08/01/18)[d]	EUR	100	125,754
Selecta Group BV
6.50%, 06/15/20 (Call 08/30/17)[d]	EUR	100	120,317
SIG Combibloc Holdings SCA
7.75%, 02/15/23 (Call 02/15/18)[d]	EUR	100	125,004

			493,159

Security	Principal (000s)		Value

UNITED KINGDOM — 5.82%
Algeco Scotsman Global Finance PLC
8.50%, 10/15/18 (Call 08/31/17)[a,b]	USD	200	$193,396
Alliance Automotive Finance PLC
6.25%, 12/01/21 (Call 11/19/17)[d]	EUR	100	123,253
Amigo Luxembourg SA
7.63%, 01/15/24 (Call 01/15/20)[d]	GBP	100	136,911
Anglo American Capital PLC
1.50%, 04/01/20[d]	EUR	100	121,075
2.50%, 04/29/21[d]	EUR	100	125,812
2.75%, 06/07/19[d]	EUR	100	123,335
2.88%, 11/20/20[d]	EUR	100	126,809
3.25%, 04/03/23[d]	EUR	100	130,978
3.50%, 03/28/22[d]	EUR	200	263,046
3.63%, 05/14/20[a]	USD	200	203,965
4.13%, 04/15/21[a]	USD	200	207,093
4.75%, 04/10/27[a,b]	USD	200	212,107
4.88%, 05/14/25[a]	USD	200	213,500
Arqiva Broadcast Finance PLC
9.50%, 03/31/20 (Call 09/30/17)[d]	GBP	100	139,928
Ashtead Capital Inc.
6.50%, 07/15/22 (Call 08/31/17)[a]	USD	200	207,500
Boparan Finance PLC
5.50%, 07/15/21 (Call 08/10/17)[d]	GBP	100	129,895
Cabot Financial Luxembourg SA
7.50%, 10/01/23 (Call 10/01/19)[d]	GBP	100	142,902
CNH Industrial Finance Europe SA
1.38%, 05/23/22 (Call 02/23/22)[d]	EUR	100	119,590
2.88%, 05/17/23[d]	EUR	100	127,749
CNH Industrial NV
4.50%, 08/15/23	USD	75	79,372
EC Finance PLC
5.13%, 07/15/21 (Call 08/10/17)[d]	EUR	100	120,873
Fiat Chrysler Automobiles NV
3.75%, 03/29/24[d]	EUR	100	126,834
4.50%, 04/15/20[b]	USD	200	207,548
5.25%, 04/15/23[b]	USD	200	208,401
Iceland Bondco PLC
6.25%, 07/15/21 (Call 08/30/17)[d]	GBP	100	136,975
IDH Finance PLC
6.25%, 08/15/22 (Call 08/15/18)[d]	GBP	100	127,668
Ineos Finance PLC
4.00%, 05/01/23 (Call 05/01/18)[d]	EUR	100	122,435
Inmarsat Finance PLC
4.88%, 05/15/22 (Call 08/31/17)[a]	USD	200	204,273
International Personal Finance PLC
5.75%, 04/07/21[d]	EUR	100	108,094
Interoute Finco PLC
7.38%, 10/15/20 (Call 10/15/17)[d]	EUR	100	123,251
Iron Mountain Europe PLC
6.13%, 09/15/22 (Call 09/15/17)[d]	GBP	100	138,444
Jaguar Land Rover Automotive PLC
2.20%, 01/15/24[d]	EUR	100	119,220
2.75%, 01/24/21[d]	GBP	100	134,238
3.50%, 03/15/20 (Call 12/15/19)[a]	USD	200	201,597
3.88%, 03/01/23[d]	GBP	100	138,331
4.13%, 12/15/18[a]	USD	200	203,934
Jerrold Finco PLC
6.25%, 09/15/21 (Call 09/15/18)[d]	GBP	100	136,599
Lecta SA
6.50%, 08/01/23 (Call 08/01/19)[d]	EUR	100	122,947

14

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

July 31, 2017

Security	Principal (000s)		Value
Merlin Entertainments PLC
2.75%, 03/15/22 (Call 12/15/21)[d]	EUR	100	$122,940
Nemean Bondco PLC
7.38%, 02/01/24 (Call 02/01/20)[d]	GBP	100	127,212
New Look Secured Issuer PLC
6.50%, 07/01/22 (Call 06/24/18)[d]	GBP	100	90,655
Noble Holding International Ltd.
7.75%, 01/15/24 (Call 10/15/23)[b]	USD	155	123,225
Nomad Foods Bondco PLC
3.25%, 05/15/24 (Call 05/15/20)[d]	EUR	150	180,227
Pizzaexpress Financing 2 PLC
6.63%, 08/01/21 (Call 08/30/17)[d]	GBP	100	129,789
Premier Foods Finance PLC
6.50%, 03/15/21 (Call 08/30/17)[d]	GBP	100	133,800
Royal Bank of Scotland Group PLC
5.13%, 05/28/24	USD	300	318,737
6.00%, 12/19/23	USD	350	389,443
6.10%, 06/10/23	USD	175	194,417
6.13%, 12/15/22	USD	375	414,587
VRN, (5 year EUR Swap + 2.650%)
3.63%, 03/25/24 (Call 03/25/19)[c,d]	EUR	200	244,822
Stonegate Pub Co. Financing PLC
4.88%, 03/15/22 (Call 03/15/19)[d]	GBP	150	202,770
Tesco Corporate Treasury Services PLC
1.38%, 07/01/19[d]	EUR	100	120,209
2.13%, 11/12/20 (Call 08/12/20)[d]	EUR	200	246,591
2.50%, 07/01/24[d]	EUR	200	242,510
Tesco PLC
6.13%, 02/24/22	GBP	100	151,408
Thomas Cook Finance PLC
6.75%, 06/15/21 (Call 01/15/18)[d]	EUR	100	124,550
Thomas Cook Group PLC
6.25%, 06/15/22 (Call 06/15/19)[d]	EUR	100	127,636
Travelex Financing PLC
8.00%, 05/15/22 (Call 05/15/20)[d]	EUR	100	116,743
Travis Perkins PLC
4.38%, 09/15/21[d]	GBP	100	137,110
Virgin Media Finance PLC
4.50%, 01/15/25 (Call 01/15/20)[d]	EUR	100	124,045
5.75%, 01/15/25 (Call 01/15/20)[a,b]	USD	200	208,272
6.38%, 04/15/23 (Call 04/15/18)[a]	USD	200	209,625
Virgin Media Secured Finance PLC
4.88%, 01/15/27 (Call 01/15/21)[d]	GBP	100	137,436
5.00%, 04/15/27 (Call 04/15/22)[d]	GBP	100	137,402
5.25%, 01/15/26 (Call 01/15/20)[a]	USD	200	207,538
5.50%, 01/15/25 (Call 01/15/19)[d]	GBP	90	124,956
6.25%, 03/28/29 (Call 01/15/21)[d]	GBP	100	143,697
Viridian Group FundCo II Ltd.
7.50%, 03/01/20 (Call 09/01/17)[d]	EUR	100	122,597
Worldpay Finance PLC
3.75%, 11/15/22 (Call 08/15/22)[d]	EUR	100	131,436

			11,296,263

UNITED STATES — 62.93%
Acadia Healthcare Co. Inc.
5.63%, 02/15/23 (Call 02/15/18)	USD	100	104,250
Adient Global Holdings Ltd.
3.50%, 08/15/24 (Call 05/15/24)[d]	EUR	200	242,359

Security	Principal (000s)		Value
ADT Corp. (The)
3.50%, 07/15/22	USD	150	$148,500
4.13%, 06/15/23	USD	100	101,125
6.25%, 10/15/21	USD	175	190,925
AECOM
5.13%, 03/15/27 (Call 12/15/26)	USD	175	176,203
5.75%, 10/15/22 (Call 10/15/17)	USD	125	130,937
5.88%, 10/15/24 (Call 07/15/24)	USD	100	109,083
AES Corp./VA
4.88%, 05/15/23 (Call 05/15/18)	USD	200	204,068
5.50%, 03/15/24 (Call 03/15/19)	USD	150	156,447
5.50%, 04/15/25 (Call 04/15/20)	USD	150	157,118
6.00%, 05/15/26 (Call 05/15/21)[b]	USD	25	26,747
7.38%, 07/01/21 (Call 06/01/21)	USD	175	199,450
Aircastle Ltd.
4.13%, 05/01/24 (Call 02/01/24)[b]	USD	75	76,875
4.63%, 12/15/18	USD	75	77,213
5.00%, 04/01/23	USD	100	106,530
5.13%, 03/15/21	USD	75	79,619
5.50%, 02/15/22	USD	100	108,423
6.25%, 12/01/19	USD	50	53,984
AK Steel Corp.
7.00%, 03/15/27 (Call 03/15/22)[b]	USD	50	52,313
7.63%, 10/01/21 (Call 10/01/17)	USD	75	78,106
Albertsons Companies LLC/Safeway Inc./New Albertson’s Inc./Albertson’s LLC
5.75%, 03/15/25 (Call 09/15/19)[a]	USD	195	175,012
6.63%, 06/15/24 (Call 06/15/19)[a,b]	USD	210	198,450
Alcoa Nederland Holding BV
6.75%, 09/30/24 (Call 09/30/19)[a]	USD	200	221,000
Alere Inc.
6.38%, 07/01/23 (Call 07/01/18)[a]	USD	50	53,723
6.50%, 06/15/20 (Call 08/31/17)	USD	100	101,641
7.25%, 07/01/18 (Call 08/31/17)	USD	50	50,200
Aleris International Inc.
9.50%, 04/01/21 (Call 04/01/18)[a]	USD	195	206,487
Allegheny Technologies Inc.
5.95%, 01/15/21 (Call 10/15/20)	USD	75	75,863
7.88%, 08/15/23 (Call 05/15/23)[b]	USD	75	79,055
Allison Transmission Inc.
5.00%, 10/01/24 (Call 10/01/19)[a,b]	USD	175	180,687
Ally Financial Inc.
3.25%, 11/05/18	USD	100	100,953
3.50%, 01/27/19[b]	USD	200	202,812
3.75%, 11/18/19	USD	200	204,500
4.13%, 03/30/20	USD	100	102,969
4.13%, 02/13/22	USD	100	102,800
4.25%, 04/15/21[b]	USD	150	154,788
4.63%, 05/19/22	USD	75	78,366
4.63%, 03/30/25[b]	USD	100	103,080
4.75%, 09/10/18	USD	50	51,267
5.13%, 09/30/24	USD	125	133,250
5.75%, 11/20/25 (Call 10/20/25)[b]	USD	155	165,850
7.50%, 09/15/20	USD	25	28,338
8.00%, 12/31/18	USD	150	161,625
8.00%, 03/15/20	USD	100	113,583
Altice U.S. Finance I Corp.
5.38%, 07/15/23 (Call 07/15/18)[a]	USD	200	209,750
5.50%, 05/15/26 (Call 05/15/21)[a]	USD	200	211,187
AMC Entertainment Holdings Inc.
5.75%, 06/15/25 (Call 06/15/20)	USD	150	153,609
5.88%, 11/15/26 (Call 11/15/21)	USD	65	66,422
6.13%, 05/15/27 (Call 05/15/22)[b]	USD	50	51,568
6.38%, 11/15/24 (Call 11/15/19)	GBP	100	139,778

15

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

July 31, 2017

Security	Principal (000s)		Value
AMC Networks Inc.
4.75%, 12/15/22 (Call 12/15/17)	USD	100	$102,888
4.75%, 08/01/25 (Call 08/01/21)	USD	120	121,050
5.00%, 04/01/24 (Call 04/01/20)	USD	160	164,705
American Airlines Group Inc.
4.63%, 03/01/20[a,b]	USD	100	103,437
5.50%, 10/01/19[a]	USD	100	105,060
American Axle & Manufacturing Inc.
6.25%, 03/15/21 (Call 08/31/17)[b]	USD	25	25,813
6.25%, 04/01/25 (Call 04/01/20)[a,b]	USD	110	109,588
6.50%, 04/01/27 (Call 04/01/22)[a,b]	USD	75	74,063
6.63%, 10/15/22 (Call 10/15/17)[b]	USD	150	155,562
AmeriGas Partners LP/AmeriGas Finance Corp.
5.50%, 05/20/25 (Call 02/20/25)	USD	125	126,395
5.63%, 05/20/24 (Call 03/20/24)[b]	USD	95	98,325
5.75%, 05/20/27 (Call 02/20/27)	USD	75	76,031
5.88%, 08/20/26 (Call 05/20/26)	USD	95	97,058
Anixter Inc.
5.13%, 10/01/21	USD	50	53,286
Antero Resources Corp.
5.00%, 03/01/25 (Call 03/01/20)	USD	100	98,434
5.13%, 12/01/22 (Call 08/31/17)[b]	USD	175	177,625
5.38%, 11/01/21 (Call 08/31/17)[b]	USD	75	77,026
5.63%, 06/01/23 (Call 06/01/18)[b]	USD	125	128,322
APX Group Inc.
6.38%, 12/01/19 (Call 08/31/17)	USD	75	77,063
7.63%, 09/01/23 (Call 09/01/19)[a]	USD	25	25,438
7.88%, 12/01/22 (Call 12/01/18)	USD	100	108,588
8.75%, 12/01/20 (Call 08/31/17)[b]	USD	125	128,086
Aramark Services Inc.
4.75%, 06/01/26 (Call 06/01/21)	USD	125	130,703
5.00%, 04/01/25 (Call 04/01/20)[a]	USD	75	79,608
5.13%, 01/15/24 (Call 01/15/19)	USD	75	79,460
Arconic Inc.
5.13%, 10/01/24 (Call 07/01/24)	USD	200	212,750
5.40%, 04/15/21 (Call 01/15/21)	USD	150	160,170
5.87%, 02/23/22	USD	100	109,328
6.15%, 08/15/20	USD	200	217,600
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
10.00%, 04/01/22 (Call 04/01/20)[a]	USD	225	230,625
Ashland LLC
4.75%, 08/15/22 (Call 05/15/22)	USD	200	208,937
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
5.13%, 06/01/22 (Call 08/31/17)[a,b]	USD	50	49,921
5.50%, 04/01/23 (Call 04/01/18)[b]	USD	100	100,470
Avon International Operations Inc.
7.88%, 08/15/22 (Call 08/15/19)[a,b]	USD	75	78,647
Avon Products Inc.
6.60%, 03/15/20	USD	75	76,448
7.00%, 03/15/23	USD	75	69,094
Axalta Coating Systems Dutch Holding B BV
3.75%, 01/15/25 (Call 01/15/20)[d]	EUR	125	156,605
B&G Foods Inc.
4.63%, 06/01/21 (Call 08/31/17)	USD	100	102,091
5.25%, 04/01/25 (Call 04/01/20)[b]	USD	65	67,763
Ball Corp.
3.50%, 12/15/20	EUR	100	129,750
4.00%, 11/15/23[b]	USD	175	179,001
4.38%, 12/15/20	USD	75	78,557
4.38%, 12/15/23	EUR	100	134,152
5.00%, 03/15/22	USD	200	215,480
5.25%, 07/01/25	USD	175	192,160

Security	Principal (000s)		Value
Beazer Homes USA Inc.
8.75%, 03/15/22 (Call 03/15/19)[b]	USD	85	$94,866
Belden Inc.
3.38%, 07/15/27 (Call 07/15/22)[d]	EUR	100	119,079
5.50%, 04/15/23 (Call 04/15/18)[d]	EUR	100	124,314
Berry Plastics Corp.
5.13%, 07/15/23 (Call 07/15/18)[b]	USD	150	156,596
5.50%, 05/15/22 (Call 08/31/17)	USD	50	52,114
6.00%, 10/15/22 (Call 10/15/18)	USD	40	42,453
Blue Cube Spinco Inc.
9.75%, 10/15/23 (Call 10/15/20)	USD	100	121,848
10.00%, 10/15/25 (Call 10/15/20)	USD	75	92,383
BlueLine Rental Finance Corp./BlueLine Rental LLC
9.25%, 03/15/24 (Call 03/15/20)[a,b]	USD	150	162,844
BMC Software Finance Inc.
8.13%, 07/15/21 (Call 08/31/17)[a]	USD	250	258,750
Boyd Gaming Corp.
6.38%, 04/01/26 (Call 04/01/21)[b]	USD	125	136,016
6.88%, 05/15/23 (Call 05/15/18)[b]	USD	125	134,844
Builders FirstSource Inc.
5.63%, 09/01/24 (Call 09/01/19)[a]	USD	100	105,031
BWAY Holding Co.
5.50%, 04/15/24 (Call 04/15/20)[a,b]	USD	225	235,350
7.25%, 04/15/25 (Call 04/15/20)[a]	USD	175	182,437
Cablevision Systems Corp.
5.88%, 09/15/22[b]	USD	150	158,180
8.00%, 04/15/20	USD	75	84,075
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Properties
8.00%, 10/01/20 (Call 08/31/17)	USD	75	77,115
11.00%, 10/01/21 (Call 08/31/17)	USD	100	106,481
CalAtlantic Group Inc.
5.25%, 06/01/26 (Call 12/01/25)	USD	75	78,000
5.88%, 11/15/24 (Call 05/15/24)	USD	50	54,255
California Resources Corp.
8.00%, 12/15/22 (Call 12/15/18)[a]	USD	355	226,312
Calpine Corp.
5.25%, 06/01/26 (Call 06/01/21)[a]	USD	100	97,915
5.38%, 01/15/23 (Call 10/15/18)[b]	USD	225	218,434
5.50%, 02/01/24 (Call 02/01/19)[b]	USD	100	93,875
5.75%, 01/15/25 (Call 10/15/19)	USD	225	210,094
5.88%, 01/15/24 (Call 11/01/18)[a]	USD	75	77,013
6.00%, 01/15/22 (Call 08/31/17)[a]	USD	25	25,844
Calumet Specialty Products Partners LP/Calumet Finance Corp.
6.50%, 04/15/21 (Call 08/31/17)	USD	125	114,375
11.50%, 01/15/21 (Call 04/15/18)[a,b]	USD	75	87,170
Carrizo Oil & Gas Inc.
6.25%, 04/15/23 (Call 04/15/18)[b]	USD	130	129,187
7.50%, 09/15/20 (Call 08/31/17)	USD	25	25,416
Catalent Pharma Solutions Inc.
4.75%, 12/15/24 (Call 12/15/19)[d]	EUR	100	126,083
CBS Radio Inc.
7.25%, 11/01/24 (Call 11/01/19)[a,b]	USD	50	52,688
CCO Holdings LLC/CCO Holdings Capital Corp.
5.13%, 02/15/23 (Call 02/15/18)[b]	USD	100	103,375
5.13%, 05/01/23 (Call 05/01/18)[a]	USD	225	235,687
5.13%, 05/01/27 (Call 05/01/22)[a]	USD	525	541,738
5.25%, 03/15/21 (Call 08/31/17)[b]	USD	50	51,563
5.25%, 09/30/22 (Call 09/30/17)	USD	300	308,980
5.38%, 05/01/25 (Call 05/01/20)[a]	USD	125	132,588
5.50%, 05/01/26 (Call 05/01/21)[a]	USD	225	239,062
5.75%, 09/01/23 (Call 03/01/18)	USD	50	51,996

16

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

July 31, 2017

Security	Principal (000s)		Value
5.75%, 01/15/24 (Call 07/15/18)	USD	175	$184,187
5.75%, 02/15/26 (Call 02/15/21)[a]	USD	375	403,125
5.88%, 04/01/24 (Call 04/01/19)[a,b]	USD	250	268,376
5.88%, 05/01/27 (Call 05/01/21)[a]	USD	125	134,296
CDK Global Inc.
4.88%, 06/01/27 (Call 06/01/22)[a]	USD	105	108,019
CDW LLC/CDW Finance Corp.
5.00%, 09/01/23 (Call 03/01/18)	USD	100	104,294
5.00%, 09/01/25 (Call 03/01/20)	USD	180	188,213
5.50%, 12/01/24 (Call 06/01/24)	USD	75	82,172
Centene Corp.
4.75%, 05/15/22 (Call 05/15/19)	USD	150	158,062
4.75%, 01/15/25 (Call 01/15/20)	USD	185	193,209
5.63%, 02/15/21 (Call 02/15/18)	USD	280	291,415
6.13%, 02/15/24 (Call 02/15/19)[b]	USD	175	189,890
CenturyLink Inc.
5.63%, 04/01/25 (Call 01/01/25)[b]	USD	100	98,625
5.80%, 03/15/22[b]	USD	250	259,668
6.45%, 06/15/21	USD	200	215,688
Series V
5.63%, 04/01/20	USD	175	184,023
Series W
6.75%, 12/01/23[b]	USD	125	133,125
Series Y
7.50%, 04/01/24 (Call 01/01/24)[b]	USD	125	135,502
Cequel Communications Holdings I LLC/Cequel Capital Corp.
5.13%, 12/15/21 (Call 08/31/17)[a]		250	256,170
6.38%, 09/15/20 (Call 08/31/17)[a]	USD	140	142,635
CF Industries Inc.
3.45%, 06/01/23[b]	USD	100	94,450
7.13%, 05/01/20	USD	150	165,037
Change Healthcare Holdings LLC/Change Healthcare Finance Inc.
5.75%, 03/01/25 (Call 03/01/20)[a]	USD	155	160,425
Chemours Co. (The)
5.38%, 05/15/27 (Call 02/15/27)	USD	75	79,031
6.13%, 05/15/23 (Call 05/15/18)	EUR	100	126,598
6.63%, 05/15/23 (Call 05/15/18)[b]	USD	200	214,391
7.00%, 05/15/25 (Call 05/15/20)	USD	100	111,250
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/27 (Call 01/01/27)[a]	USD	255	265,199
5.88%, 03/31/25 (Call 10/02/24)	USD	230	249,254
7.00%, 06/30/24 (Call 01/01/24)	USD	200	229,000
Chesapeake Energy Corp.
4.88%, 04/15/22 (Call 08/31/17)[b]	USD	75	69,549
6.13%, 02/15/21[b]	USD	75	73,349
6.63%, 08/15/20	USD	75	76,078
8.00%, 12/15/22 (Call 12/15/18)[a,b]	USD	390	413,546
8.00%, 01/15/25 (Call 01/15/20)[a,b]	USD	160	160,977
8.00%, 06/15/27 (Call 06/15/22)[a,b]	USD	85	85,053
CHS/Community Health Systems Inc.
5.13%, 08/01/21 (Call 08/31/17)[b]	USD	175	176,312
6.25%, 03/31/23 (Call 03/31/20)	USD	405	415,125
6.88%, 02/01/22 (Call 02/01/18)[b]	USD	500	428,750
7.13%, 07/15/20 (Call 08/31/17)[b]	USD	250	240,625
8.00%, 11/15/19 (Call 08/31/17)[b]	USD	300	300,750
Cinemark USA Inc.
4.88%, 06/01/23 (Call 06/01/18)	USD	100	101,727
5.13%, 12/15/22 (Call 12/15/17)	USD	125	128,736
CIT Group Inc.
3.88%, 02/19/19	USD	150	153,545
5.00%, 08/15/22	USD	200	216,240

Security	Principal (000s)		Value
5.00%, 08/01/23	USD	100	$108,250
5.38%, 05/15/20	USD	150	162,000
5.50%, 02/15/19[a]	USD	101	105,843
Citgo Holding Inc.
10.75%, 02/15/20[a,b]	USD	225	235,406
Claire’s Stores Inc.
9.00%, 03/15/19 (Call 08/31/17)[a]	USD	100	50,225
Clean Harbors Inc.
5.13%, 06/01/21 (Call 08/31/17)	USD	150	152,833
5.25%, 08/01/20 (Call 08/31/17)	USD	50	50,625
Clear Channel Worldwide Holdings Inc.
6.50%, 11/15/22 (Call 11/15/17)[b]	USD	300	310,875
6.50%, 11/15/22 (Call 11/15/17)	USD	100	103,250
Series B
7.63%, 03/15/20 (Call 08/31/17)	USD	300	302,250
Cliffs Natural Resources Inc.
5.75%, 03/01/25 (Call 03/01/20)[a,b]	USD	160	156,287
8.25%, 03/31/20 (Call 03/31/18)[a]	USD	93	104,532
CNH Industrial Capital LLC
3.38%, 07/15/19	USD	100	101,429
3.88%, 10/15/21	USD	50	51,325
4.38%, 11/06/20[b]	USD	115	120,213
4.38%, 04/05/22	USD	100	105,000
4.88%, 04/01/21	USD	125	132,512
CNH Industrial Finance Europe SA
2.75%, 03/18/19[d]	EUR	200	245,427
2.88%, 09/27/21[d]	EUR	100	127,743
Colfax Corp.
3.25%, 05/15/25 (Call 05/15/20)[d]	EUR	125	150,520
Commercial Metals Co.
7.35%, 08/15/18	USD	50	52,675
CommScope Inc.
5.00%, 06/15/21 (Call 08/31/17)[a]	USD	100	102,488
5.50%, 06/15/24 (Call 06/15/19)[a]	USD	100	105,021
CommScope Technologies LLC
5.00%, 03/15/27 (Call 03/15/22)[a]	USD	200	200,500
6.00%, 06/15/25 (Call 06/15/20)[a]	USD	230	247,216
Concho Resources Inc.
4.38%, 01/15/25 (Call 01/15/20)	USD	75	77,092
5.50%, 10/01/22 (Call 10/01/17)	USD	200	206,073
5.50%, 04/01/23 (Call 10/01/17)[b]	USD	225	232,312
CONSOL Energy Inc.
5.88%, 04/15/22 (Call 08/31/17)[b]	USD	250	251,094
8.00%, 04/01/23 (Call 04/01/18)[b]	USD	100	106,236
Continental Resources Inc./OK
3.80%, 06/01/24 (Call 03/01/24)[b]	USD	150	138,757
4.50%, 04/15/23 (Call 01/15/23)[b]	USD	225	218,000
5.00%, 09/15/22 (Call 08/31/17)	USD	325	322,764
Covanta Holding Corp.
5.88%, 03/01/24 (Call 03/01/19)[b]	USD	75	72,413
5.88%, 07/01/25 (Call 07/01/20)	USD	50	48,748
6.38%, 10/01/22 (Call 08/31/17)[b]	USD	75	76,988
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
5.75%, 04/01/25 (Call 04/01/20)	USD	100	100,375
6.25%, 04/01/23 (Call 04/01/18)	USD	125	127,135
Crown Americas LLC/Crown Americas Capital Corp. IV
4.50%, 01/15/23[b]	USD	175	184,844
Crown Americas LLC/Crown Americas Capital Corp. V
4.25%, 09/30/26 (Call 03/31/26)[a]	USD	50	50,273
Crown European Holdings SA
2.63%, 09/30/24 (Call 03/31/24)[d]	EUR	100	119,634
3.38%, 05/15/25 (Call 11/15/24)[d]	EUR	100	122,814
4.00%, 07/15/22 (Call 04/15/22)[d]	EUR	100	131,390

17

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

July 31, 2017

Security	Principal (000s)		Value
CSC Holdings LLC
5.25%, 06/01/24	USD	125	$129,367
5.50%, 04/15/27 (Call 04/15/22)[a]	USD	200	213,000
6.75%, 11/15/21	USD	175	194,584
8.63%, 02/15/19	USD	75	82,313
10.13%, 01/15/23 (Call 01/15/19)[a]	USD	200	232,468
10.88%, 10/15/25 (Call 10/15/20)[a,b]	USD	336	419,160
Dana Financing Luxembourg Sarl
5.75%, 04/15/25 (Call 04/15/20)[a]	USD	50	51,938
Dana Inc.
5.38%, 09/15/21 (Call 08/31/17)	USD	21	21,620
5.50%, 12/15/24 (Call 12/15/19)[b]	USD	75	77,766
Darling Global Finance BV
4.75%, 05/30/22 (Call 05/30/18)[d]	EUR	100	123,928
DaVita Inc.
5.00%, 05/01/25 (Call 05/01/20)	USD	220	223,300
5.13%, 07/15/24 (Call 07/15/19)	USD	275	282,310
5.75%, 08/15/22 (Call 08/31/17)[b]	USD	200	206,112
DCP Midstream Operating LP
3.88%, 03/15/23 (Call 12/15/22)	USD	100	97,269
4.75%, 09/30/21 (Call 06/30/21)[a]	USD	50	51,301
5.35%, 03/15/20[a]	USD	50	52,300
VRN, (3 mo. LIBOR US + 3.850%)
5.85%, 05/21/43 (Call 05/21/23)[a,c]	USD	100	93,250
Dell Inc.
4.63%, 04/01/21[b]	USD	75	78,042
5.88%, 06/15/19	USD	150	157,982
Dell International LLC/EMC Corp.
5.88%, 06/15/21 (Call 06/15/18)[a]	USD	225	235,421
7.13%, 06/15/24 (Call 06/15/19)[a,b]	USD	250	277,712
Denbury Resources Inc.
4.63%, 07/15/23 (Call 01/15/18)	USD	125	63,306
5.50%, 05/01/22 (Call 08/31/17)	USD	125	67,813
9.00%, 05/15/21 (Call 12/15/18)[a,b]	USD	100	95,250
Diamond Offshore Drilling Inc.
5.88%, 05/01/19	USD	50	52,250
Diamond Resorts International Inc.
7.75%, 09/01/23 (Call 09/01/19)[a,b]	USD	100	106,875
10.75%, 09/01/24 (Call 09/01/19)[a]	USD	75	81,131
Diamondback Energy Inc.
4.75%, 11/01/24 (Call 11/01/19)	USD	150	151,350
5.38%, 05/31/25 (Call 05/31/20)[b]	USD	60	61,871
DISH DBS Corp.
5.00%, 03/15/23[b]	USD	225	233,789
5.13%, 05/01/20	USD	175	183,449
5.88%, 07/15/22	USD	400	435,301
5.88%, 11/15/24	USD	300	325,456
6.75%, 06/01/21	USD	400	441,525
7.75%, 07/01/26	USD	300	359,250
7.88%, 09/01/19	USD	250	275,875
DJO Finco Inc./DJO Finance LLC/DJO Finance Corp.
8.13%, 06/15/21 (Call 06/15/18)[a]	USD	150	141,750
Dollar Tree Inc.
5.25%, 03/01/20 (Call 08/31/17)	USD	150	154,139
5.75%, 03/01/23 (Call 03/01/18)	USD	400	424,000
DPL Inc.
7.25%, 10/15/21 (Call 07/15/21)[b]	USD	50	54,454
Dynegy Inc.
5.88%, 06/01/23 (Call 06/01/18)[b]	USD	100	95,658
6.75%, 11/01/19 (Call 08/31/17)[b]	USD	325	336,678

Security	Principal (000s)		Value
7.38%, 11/01/22 (Call 11/01/18)[b]	USD	275	$277,750
7.63%, 11/01/24 (Call 11/01/19)[b]	USD	225	222,793
8.00%, 01/15/25 (Call 01/15/20)[a,b]	USD	100	99,250
Edgewell Personal Care Co.
4.70%, 05/19/21	USD	150	159,675
4.70%, 05/24/22[b]	USD	50	53,750
EMC Corp.
2.65%, 06/01/20	USD	325	320,125
3.38%, 06/01/23 (Call 03/01/23)	USD	150	145,500
Endo Dac/Endo Finance LLC/Endo Finco Inc.
6.00%, 07/15/23 (Call 07/15/18)[a]	USD	200	173,441
6.00%, 02/01/25 (Call 02/01/20)[a,b]	USD	200	168,750
Endo Finance LLC
5.75%, 01/15/22 (Call 08/31/17)[a]	USD	100	92,600
Endo Finance LLC/Endo Finco Inc.
5.38%, 01/15/23 (Call 08/31/17)[a,b]	USD	200	170,589
Energy Transfer Equity LP
5.50%, 06/01/27 (Call 03/01/27)[b]	USD	150	157,687
5.88%, 01/15/24 (Call 10/15/23)	USD	200	215,750
7.50%, 10/15/20	USD	150	169,213
Ensco PLC
4.50%, 10/01/24 (Call 07/01/24)[b]	USD	100	76,219
5.20%, 03/15/25 (Call 12/15/24)[b]	USD	75	59,259
Envision Healthcare Corp.
5.13%, 07/01/22 (Call 08/31/17)[a]	USD	50	51,688
5.63%, 07/15/22 (Call 08/31/17)	USD	225	234,315
6.25%, 12/01/24 (Call 12/01/19)[a]	USD	85	91,286
EP Energy LLC/Everest Acquisition Finance Inc.
6.38%, 06/15/23 (Call 06/15/18)	USD	75	47,019
8.00%, 11/29/24 (Call 11/30/19)[a,b]	USD	75	76,219
8.00%, 02/15/25 (Call 02/15/20)[a]	USD	155	121,094
9.38%, 05/01/20 (Call 08/31/17)	USD	200	169,237
Equinix Inc.
4.88%, 04/01/20 (Call 08/31/17)[b]	USD	25	25,626
5.38%, 01/01/22 (Call 01/01/18)	USD	180	188,925
5.38%, 04/01/23 (Call 04/01/18)	USD	150	156,562
5.38%, 05/15/27 (Call 05/15/22)	USD	180	194,400
5.75%, 01/01/25 (Call 01/01/20)[b]	USD	150	161,322
5.88%, 01/15/26 (Call 01/15/21)	USD	175	191,469
ESH Hospitality Inc.
5.25%, 05/01/25 (Call 05/01/20)[a]	USD	205	213,285
Exela Intermediate LLC/Exela Finance Inc.
10.00%, 07/15/23 (Call 07/15/20)[a]	USD	200	194,200
Federal-Mogul Holdings LLC
4.88%, 04/15/22 (Call 04/15/19)[d]	EUR	175	203,884
Felcor Lodging LP
5.63%, 03/01/23 (Call 03/01/18)	USD	50	52,125
6.00%, 06/01/25 (Call 06/01/20)[b]	USD	75	80,446
Ferrellgas LP/Ferrellgas Finance Corp.
6.50%, 05/01/21 (Call 08/31/17)[b]	USD	50	47,500
6.75%, 01/15/22 (Call 08/31/17)[b]	USD	100	94,268
6.75%, 06/15/23 (Call 06/15/19)[b]	USD	75	70,680
Fifth Third Bancorp. VRN, (3 mo. LIBOR US + 3.033%)
5.10%, (Call 06/30/23)[c,h]	USD	100	102,000
First Data Corp.
5.00%, 01/15/24 (Call 01/15/19)[a,b]	USD	290	301,522
5.38%, 08/15/23 (Call 08/15/18)[a]	USD	200	209,059
5.75%, 01/15/24 (Call 01/15/19)[a]	USD	385	405,785
7.00%, 12/01/23 (Call 12/01/18)[a,b]	USD	575	620,281
First Quality Finance Co. Inc.
5.00%, 07/01/25 (Call 07/01/20)[a]	USD	45	46,539

18

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

July 31, 2017

Security	Principal (000s)		Value
Freeport-McMoRan Inc.
3.10%, 03/15/20	USD	131	$130,236
3.55%, 03/01/22 (Call 12/01/21)[b]	USD	325	315,846
3.88%, 03/15/23 (Call 12/15/22)[b]	USD	300	290,586
4.00%, 11/14/21	USD	100	99,875
4.55%, 11/14/24 (Call 08/14/24)[b]	USD	125	122,210
6.50%, 11/15/20 (Call 08/31/17)	USD	150	153,937
6.75%, 02/01/22 (Call 02/01/18)[b]	USD	50	52,510
6.88%, 02/15/23 (Call 02/15/20)	USD	150	162,921
Frontier Communications Corp.
6.25%, 09/15/21 (Call 06/15/21)[b]	USD	125	109,960
6.88%, 01/15/25 (Call 10/15/24)	USD	100	78,792
7.13%, 03/15/19	USD	50	51,062
7.13%, 01/15/23	USD	150	122,352
7.63%, 04/15/24	USD	100	81,500
8.13%, 10/01/18	USD	50	52,085
8.50%, 04/15/20	USD	75	76,208
8.75%, 04/15/22	USD	75	65,943
9.25%, 07/01/21	USD	150	142,103
10.50%, 09/15/22 (Call 06/15/22)	USD	375	352,383
11.00%, 09/15/25 (Call 06/15/25)	USD	550	503,250
Gates Global LLC/Gates Global Co.
6.00%, 07/15/22 (Call 08/16/17)[a,b]	USD	175	178,500
Genesis Energy LP/Genesis Energy Finance Corp.
6.00%, 05/15/23 (Call 05/15/18)	USD	50	49,535
6.75%, 08/01/22 (Call 08/01/18)	USD	150	152,250
Genworth Holdings Inc.
4.80%, 02/15/24	USD	50	41,333
4.90%, 08/15/23	USD	75	62,906
7.20%, 02/15/21	USD	100	94,825
7.63%, 09/24/21	USD	100	94,944
7.70%, 06/15/20	USD	50	48,906
GLP Capital LP/GLP Financing II Inc.
4.38%, 11/01/18 (Call 08/01/18)	USD	50	51,063
4.38%, 04/15/21	USD	50	52,000
4.88%, 11/01/20 (Call 08/01/20)	USD	125	132,185
5.38%, 11/01/23 (Call 08/01/23)	USD	100	108,150
5.38%, 04/15/26	USD	150	163,183
Goodyear Dunlop Tires Europe BV
3.75%, 12/15/23 (Call 12/15/18)[d]	EUR	100	124,081
Goodyear Tire & Rubber Co. (The)
4.88%, 03/15/27 (Call 12/15/26)[b]	USD	125	126,609
5.00%, 05/31/26 (Call 05/31/21)[b]	USD	150	154,418
5.13%, 11/15/23 (Call 11/15/18)	USD	125	130,156
Gray Television Inc.
5.13%, 10/15/24 (Call 10/15/19)[a]	USD	100	102,069
5.88%, 07/15/26 (Call 07/15/21)[a,b]	USD	105	108,675
Gulfport Energy Corp.
6.00%, 10/15/24 (Call 10/15/19)[a,b]	USD	75	74,250
6.38%, 05/15/25 (Call 05/15/20)[a,b]	USD	110	109,682
Hanesbrands Finance Luxembourg SCA
3.50%, 06/15/24 (Call 03/15/24)[d]	EUR	100	123,783
Hanesbrands Inc.
4.63%, 05/15/24 (Call 02/15/24)[a,b]	USD	175	178,560
4.88%, 05/15/26 (Call 02/15/26)[a]	USD	125	127,386
Harland Clarke Holdings Corp.
9.25%, 03/01/21 (Call 08/31/17)[a]	USD	125	123,750
HCA Healthcare Inc.
6.25%, 02/15/21	USD	175	189,860

Security	Principal (000s)		Value
HCA Inc.
3.75%, 03/15/19[b]	USD	250	$255,364
4.25%, 10/15/19	USD	150	155,449
4.50%, 02/15/27 (Call 08/15/26)	USD	180	183,836
4.75%, 05/01/23	USD	175	184,559
5.00%, 03/15/24	USD	300	319,061
5.25%, 04/15/25[b]	USD	200	217,000
5.25%, 06/15/26 (Call 12/15/25)	USD	240	259,515
5.38%, 02/01/25	USD	475	505,875
5.88%, 03/15/22	USD	200	220,810
5.88%, 05/01/23[b]	USD	200	218,072
5.88%, 02/15/26 (Call 08/15/25)[b]	USD	225	245,112
6.50%, 02/15/20	USD	450	492,187
7.50%, 02/15/22	USD	300	345,722
HD Supply Inc.
5.25%, 12/15/21 (Call 12/15/17)[a]	USD	150	157,558
5.75%, 04/15/24 (Call 04/15/19)[a]	USD	200	214,096
HealthSouth Corp.
5.75%, 11/01/24 (Call 11/01/17)	USD	175	180,031
Herc Rentals Inc.
7.50%, 06/01/22 (Call 06/01/19)a,[b]	USD	90	96,995
7.75%, 06/01/24 (Call 06/01/19)a,[b]	USD	90	97,346
Hertz Corp. (The)
5.50%, 10/15/24 (Call 10/15/19)a,[b]	USD	100	81,608
5.88%, 10/15/20 (Call 08/31/17)[b]	USD	100	94,375
6.25%, 10/15/22 (Call 10/15/17)[b]	USD	100	87,750
6.75%, 04/15/19 (Call 08/31/17)[b]	USD	104	104,000
7.38%, 01/15/21 (Call 08/31/17)[b]	USD	75	71,859
7.63%, 06/01/22 (Call 06/01/19)a,[b]	USD	200	198,000
Hertz Holdings Netherlands BV
4.38%, 01/15/19[d]	EUR	100	117,816
Hexion Inc.
6.63%, 04/15/20 (Call 08/31/17)[b]	USD	225	211,781
10.38%, 02/01/22 (Call 02/01/19)a,[b]	USD	105	106,313
Hexion Inc./Hexion Nova Scotia Finance ULC
9.00%, 11/15/20 (Call 08/31/17)	USD	100	71,750
Hilcorp Energy I LP/Hilcorp Finance Co.
5.00%, 12/01/24 (Call 06/01/19)[a]	USD	50	47,365
5.75%, 10/01/25 (Call 04/01/20)[a]	USD	100	97,094
Hilton Domestic Operating Co. Inc.
4.25%, 09/01/24 (Call 09/01/19)a,[b]	USD	175	177,534
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.
4.63%, 04/01/25 (Call 04/01/20)[a]	USD	120	124,020
4.88%, 04/01/27 (Call 04/01/22)[a]	USD	75	78,598
Hologic Inc.
5.25%, 07/15/22 (Call 07/15/18)[a]	USD	150	158,437
Howard Hughes Corp. (The)
5.38%, 03/15/25 (Call 03/15/20)[a]	USD	100	103,875
HRG Group Inc.
7.75%, 01/15/22 (Call 08/31/17)	USD	175	184,625
7.88%, 07/15/19 (Call 08/31/17)	USD	50	51,076
HUB International Ltd.
7.88%, 10/01/21 (Call 08/31/17)[a]	USD	150	156,813
Hughes Satellite Systems Corp.
5.25%, 08/01/26	USD	135	141,272
6.50%, 06/15/19	USD	90	97,001
6.63%, 08/01/26	USD	115	125,326
7.63%, 06/15/21	USD	175	200,583
Huntington Ingalls Industries Inc.
5.00%, 12/15/21 (Call 12/15/17)[a]	USD	50	51,665
5.00%, 11/15/25 (Call 11/15/20)[a]	USD	125	134,375
Huntsman International LLC
4.88%, 11/15/20 (Call 08/15/20)	USD	75	78,701
5.13%, 04/15/21 (Call 01/15/21)	EUR	100	133,609
5.13%, 11/15/22 (Call 08/15/22)	USD	50	53,039

19

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

July 31, 2017

Security	Principal (000s)		Value
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.88%, 03/15/19 (Call 08/31/17)	USD	250	$252,552
5.88%, 02/01/22 (Call 08/31/17)[b]	USD	175	180,250
6.00%, 08/01/20 (Call 08/31/17)	USD	325	333,937
6.25%, 02/01/22 (Call 02/01/19)	USD	125	130,274
6.75%, 02/01/24 (Call 02/01/20)	USD	100	104,904
iHeartCommunications Inc.
9.00%, 12/15/19 (Call 08/31/17)	USD	225	182,250
9.00%, 03/01/21 (Call 08/31/17)	USD	250	185,990
9.00%, 09/15/22 (Call 09/15/17)	USD	150	110,799
10.63%, 03/15/23 (Call 03/15/18)	USD	125	93,583
11.25%, 03/01/21 (Call 08/31/17)	USD	100	76,250
11.25%, 03/01/21 (Call 08/31/17)[a]	USD	75	56,866
Infor U.S. Inc.
5.75%, 08/15/20 (Call 08/16/17)[a]	USD	50	51,462
6.50%, 05/15/22 (Call 05/15/18)	USD	250	260,281
Ingram Micro Inc.
5.45%, 12/15/24 (Call 09/15/24)	USD	50	51,750
International Game Technology PLC
4.75%, 03/05/20[d]	EUR	100	128,843
4.75%, 02/15/23 (Call 08/15/22)[d]	EUR	100	128,025
6.25%, 02/15/22 (Call 08/15/21)[a]	USD	250	273,101
6.50%, 02/15/25 (Call 08/15/24)[a]	USD	200	220,333
IPALCO Enterprises Inc.
3.45%, 07/15/20 (Call 06/15/20)	USD	200	202,942
Iron Mountain Inc.
5.75%, 08/15/24 (Call 08/31/17)	USD	200	205,732
6.00%, 10/01/20 (Call 10/01/17)[a]	USD	100	103,442
6.00%, 08/15/23 (Call 08/15/18)	USD	100	105,641
iStar Inc.
5.00%, 07/01/19 (Call 08/31/17)	USD	100	100,975
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp.
6.75%, 11/15/21 (Call 11/15/18)[a]	USD	100	104,792
Jaguar Holding Co. II/Pharmaceutical Product Development LLC
6.38%, 08/01/23 (Call 08/01/18)[a]	USD	200	211,977
JC Penney Corp. Inc.
5.65%, 06/01/20[b]	USD	75	75,431
5.88%, 07/01/23 (Call 07/01/19)[a]	USD	50	50,679
8.13%, 10/01/19	USD	25	27,281
Jefferies Finance LLC/JFIN Co-Issuer Corp.
6.88%, 04/15/22 (Call 08/31/17)[a]	USD	200	200,667
K Hovnanian Enterprises Inc.
10.00%, 07/15/22 (Call 07/15/19)[a]	USD	75	79,213
10.50%, 07/15/24 (Call 07/15/20)[a]	USD	55	58,781
KB Home
4.75%, 05/15/19 (Call 02/15/19)	USD	75	77,344
7.00%, 12/15/21 (Call 09/15/21)	USD	50	56,031
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
4.75%, 06/01/27 (Call 06/01/22)[a]	USD	125	128,584
5.00%, 06/01/24 (Call 06/01/19)[a]	USD	200	208,250
5.25%, 06/01/26 (Call 06/01/21)[a]	USD	125	132,656
Kindred Healthcare Inc.
6.38%, 04/15/22 (Call 08/31/17)[b]	USD	75	69,750
8.00%, 01/15/20	USD	100	101,114
8.75%, 01/15/23 (Call 01/15/18)[b]	USD	100	99,625
Kinetic Concepts Inc./KCI USA Inc.
7.88%, 02/15/21 (Call 02/15/18)[a]	USD	150	158,642
12.50%, 11/01/21 (Call 05/01/19)[a]	USD	50	56,250
KLX Inc.
5.88%, 12/01/22 (Call 12/01/17)[a]	USD	200	209,801

Security	Principal (000s)		Value
Kronos Acquisition Holdings Inc.
9.00%, 08/15/23 (Call 08/15/18)[a]	USD	140	$139,873
L Brands Inc.
5.63%, 02/15/22[b]	USD	175	183,750
5.63%, 10/15/23[b]	USD	100	104,590
6.63%, 04/01/21	USD	175	190,695
7.00%, 05/01/20	USD	25	27,344
8.50%, 06/15/19	USD	50	55,083
Lamar Media Corp.
5.00%, 05/01/23 (Call 05/01/18)	USD	100	103,853
5.38%, 01/15/24 (Call 01/15/19)	USD	50	52,537
5.75%, 02/01/26 (Call 02/01/21)	USD	75	81,469
5.88%, 02/01/22 (Call 08/31/17)	USD	75	77,372
Lamb Weston Holdings Inc.
4.63%, 11/01/24 (Call 11/01/21)[a]	USD	100	104,182
4.88%, 11/01/26 (Call 11/01/21)[a,b]	USD	150	156,811
Laredo Petroleum Inc.
5.63%, 01/15/22 (Call 08/31/17)	USD	125	126,241
7.38%, 05/01/22 (Call 08/31/17)	USD	100	103,500
Leidos Holdings Inc.
4.45%, 12/01/20 (Call 09/01/20)[b]	USD	50	52,563
Lennar Corp.
4.13%, 01/15/22 (Call 10/15/21)	USD	80	82,236
4.50%, 06/15/19 (Call 04/16/19)	USD	25	25,839
4.50%, 11/15/19 (Call 08/15/19)	USD	150	155,325
4.50%, 04/30/24 (Call 01/31/24)	USD	100	104,000
4.75%, 04/01/21 (Call 02/01/21)[b]	USD	140	148,015
4.75%, 11/15/22 (Call 08/15/22)	USD	100	106,125
4.75%, 05/30/25 (Call 02/28/25)	USD	50	52,464
4.88%, 12/15/23 (Call 09/15/23)	USD	80	84,869
Leucadia National Corp.
5.50%, 10/18/23 (Call 01/18/23)	USD	100	107,500
Level 3 Communications Inc.
5.75%, 12/01/22 (Call 12/01/17)	USD	150	155,472
Level 3 Financing Inc.
5.13%, 05/01/23 (Call 05/01/18)	USD	100	103,875
5.25%, 03/15/26 (Call 03/15/21)	USD	105	111,694
5.38%, 08/15/22 (Call 08/31/17)	USD	125	128,594
5.38%, 01/15/24 (Call 01/15/19)[b]	USD	125	131,562
5.38%, 05/01/25 (Call 05/01/20)[b]	USD	150	159,208
5.63%, 02/01/23 (Call 02/01/18)	USD	150	156,104
6.13%, 01/15/21 (Call 08/31/17)	USD	50	51,333
Levi Strauss & Co.
3.38%, 03/15/27 (Call 03/15/22)	EUR	100	121,971
LifePoint Health Inc.
5.38%, 05/01/24 (Call 05/01/19)[b]	USD	75	78,195
5.50%, 12/01/21 (Call 08/31/17)	USD	175	181,562
5.88%, 12/01/23 (Call 12/01/18)[b]	USD	65	69,063
LIN Television Corp.
5.88%, 11/15/22 (Call 11/15/17)	USD	75	78,621
LKQ Italia Bondco SpA
3.88%, 04/01/24 (Call 01/01/24)[d]	EUR	100	127,676
Mallinckrodt International Finance SA
4.75%, 04/15/23[b]	USD	100	88,594
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
4.88%, 04/15/20 (Call 08/31/17)[a,b]	USD	125	124,062
5.50%, 04/15/25 (Call 04/15/20)[a,b]	USD	100	92,321
5.63%, 10/15/23 (Call 10/15/18)[a,b]	USD	100	95,321
5.75%, 08/01/22 (Call 08/31/17)[a,b]	USD	150	146,425
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer Inc.
4.50%, 09/01/26 (Call 06/01/26)[b]	USD	75	75,750
5.63%, 05/01/24 (Call 02/01/24)[b]	USD	200	218,000

20

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

July 31, 2017

Security	Principal (000s)		Value
MGM Resorts International
4.63%, 09/01/26 (Call 06/01/26)	USD	75	$75,979
5.25%, 03/31/20[b]	USD	50	52,988
6.00%, 03/15/23	USD	175	193,554
6.63%, 12/15/21	USD	175	196,832
6.75%, 10/01/20	USD	200	221,764
7.75%, 03/15/22	USD	150	176,235
8.63%, 02/01/19	USD	150	164,512
Micron Technology Inc.
5.25%, 08/01/23 (Call 02/01/18)[a]	USD	200	208,676
5.25%, 01/15/24 (Call 05/01/18)[a]	USD	100	104,094
5.50%, 02/01/25 (Call 08/01/19)	USD	190	201,268
5.88%, 02/15/22 (Call 08/11/17)	USD	50	52,194
Molina Healthcare Inc.
5.38%, 11/15/22 (Call 08/15/22)	USD	41	43,762
MPH Acquisition Holdings LLC
7.13%, 06/01/24 (Call 06/01/19)[a]	USD	250	271,250
MPT Operating Partnership LP/MPT Finance Corp.
4.00%, 08/19/22 (Call 05/19/22)	EUR	100	130,140
5.25%, 08/01/26 (Call 08/01/21)	USD	100	104,417
6.38%, 03/01/24 (Call 03/01/19)	USD	50	54,281
MSCI Inc.
4.75%, 08/01/26 (Call 08/01/21)[a]	USD	75	77,933
5.25%, 11/15/24 (Call 11/15/19)[a]	USD	75	79,969
5.75%, 08/15/25 (Call 08/15/20)[a]	USD	175	189,365
Murphy Oil Corp.
4.00%, 06/01/22 (Call 03/01/22)[b]	USD	75	73,984
4.70%, 12/01/22 (Call 09/01/22)[b]	USD	100	98,538
6.88%, 08/15/24 (Call 08/15/19)	USD	100	106,375
Murray Energy Corp.
11.25%, 04/15/21 (Call 04/15/18)[a]	USD	150	114,533
Nabors Industries Inc.
4.63%, 09/15/21	USD	100	95,800
5.00%, 09/15/20	USD	150	150,300
5.50%, 01/15/23 (Call 11/15/22)[b]	USD	100	95,325
Nationstar Mortgage LLC/Nationstar Capital Corp.
6.50%, 08/01/18 (Call 08/31/17)	USD	50	50,052
6.50%, 07/01/21 (Call 08/31/17)	USD	75	76,692
7.88%, 10/01/20 (Call 08/31/17)	USD	50	51,277
Nature’s Bounty Co. (The)
7.63%, 05/15/21 (Call 05/15/18)[a]	USD	140	150,850
Navient Corp.
4.88%, 06/17/19	USD	200	206,646
5.00%, 10/26/20	USD	150	154,500
5.50%, 01/15/19	USD	200	207,300
5.50%, 01/25/23[b]	USD	150	153,175
5.88%, 03/25/21	USD	50	52,682
5.88%, 10/25/24[b]	USD	75	76,562
6.13%, 03/25/24[b]	USD	175	181,740
6.50%, 06/15/22	USD	100	106,500
6.63%, 07/26/21	USD	125	134,062
6.75%, 06/25/25[b]	USD	100	104,950
7.25%, 01/25/22	USD	125	137,812
7.25%, 09/25/23	USD	50	54,703
8.00%, 03/25/20	USD	250	276,591
Navios Maritime Holdings Inc./Navios Maritime Finance II U.S. Inc.
7.38%, 01/15/22 (Call 08/31/17)[a]	USD	100	77,885
Navistar International Corp.
8.25%, 11/01/21 (Call 08/31/17)	USD	200	202,183
NCL Corp. Ltd.
4.63%, 11/15/20 (Call 11/15/17)[a]	USD	100	102,750
4.75%, 12/15/21 (Call 12/15/18)[a,b]	USD	75	77,510

Security	Principal (000s)		Value
NCR Corp.
4.63%, 02/15/21 (Call 08/31/17)	USD	150	$153,000
5.00%, 07/15/22 (Call 08/31/17)[b]	USD	200	204,268
5.88%, 12/15/21 (Call 12/15/17)	USD	75	78,163
6.38%, 12/15/23 (Call 12/15/18)	USD	75	80,185
Neiman Marcus Group Ltd. LLC
8.00%, 10/15/21 (Call 08/31/17)[a,b]	USD	125	68,945
Netflix Inc.
3.63%, 05/15/27[d]	EUR	200	242,178
4.38%, 11/15/26[a,b]	USD	240	242,700
5.38%, 02/01/21[b]	USD	100	107,962
5.50%, 02/15/22	USD	100	108,250
5.75%, 03/01/24	USD	50	55,127
5.88%, 02/15/25	USD	125	140,312
Newfield Exploration Co.
5.38%, 01/01/26 (Call 10/01/25)	USD	100	103,708
5.63%, 07/01/24[b]	USD	175	183,916
5.75%, 01/30/22	USD	75	79,318
Nexstar Broadcasting Inc.
5.63%, 08/01/24 (Call 08/01/19)[a,b]	USD	125	129,844
NGL Energy Partners LP/NGL Energy Finance Corp.
6.13%, 03/01/25 (Call 03/01/20)[a]	USD	100	90,654
7.50%, 11/01/23 (Call 11/01/19)[a]	USD	100	96,500
NGPL PipeCo LLC
4.38%, 08/15/22 (Call 05/15/22)[a]	USD	40	41,150
4.88%, 08/15/27 (Call 02/15/27)[a]	USD	30	30,863
Nielsen Co. Luxembourg Sarl (The)
5.00%, 02/01/25 (Call 02/01/20)[a]	USD	75	77,293
5.50%, 10/01/21 (Call 08/31/17)[a]	USD	150	154,619
Nielsen Finance LLC/Nielsen Finance Co.
4.50%, 10/01/20 (Call 08/31/17)	USD	75	76,088
5.00%, 04/15/22 (Call 08/31/17)[a,b]	USD	350	361,375
Noble Holding International Ltd.
7.70%, 04/01/25 (Call 01/01/25)	USD	75	57,844
Novelis Corp.
5.88%, 09/30/26 (Call 09/30/21)[a]	USD	250	262,500
6.25%, 08/15/24 (Call 08/15/19)[a]	USD	150	160,530
NRG Energy Inc.
6.25%, 07/15/22 (Call 07/15/18)	USD	175	183,464
6.25%, 05/01/24 (Call 05/01/19)	USD	175	181,111
6.63%, 03/15/23 (Call 09/15/17)	USD	175	180,797
6.63%, 01/15/27 (Call 07/15/21)[b]	USD	200	205,250
7.25%, 05/15/26 (Call 05/15/21)	USD	160	169,214
7.88%, 05/15/21 (Call 08/31/17)[b]	USD	30	30,900
Nuance Communications Inc.
5.38%, 08/15/20 (Call 08/31/17)[a]	USD	43	43,651
5.63%, 12/15/26 (Call 12/15/21)[a]	USD	75	80,063
NuStar Logistics LP
4.80%, 09/01/20	USD	50	52,056
5.63%, 04/28/27 (Call 01/28/27)[b]	USD	100	105,911
Oasis Petroleum Inc.
6.88%, 03/15/22 (Call 09/15/17)[b]	USD	200	198,000
OI European Group BV
3.13%, 11/15/24 (Call 08/15/24)[d]	EUR	100	120,527
6.75%, 09/15/20[d]	EUR	100	139,373
Olin Corp.
5.13%, 09/15/27 (Call 03/15/22)[b]	USD	100	104,750
OneMain Financial Holdings LLC
6.75%, 12/15/19 (Call 08/31/17)[a]	USD	75	78,563
7.25%, 12/15/21 (Call 12/15/17)[a]	USD	75	78,938

21

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

July 31, 2017

Security	Principal (000s)		Value
Ortho-Clinical Diagnostics Inc./Ortho-Clinical Diagnostics SA
6.63%, 05/15/22 (Call 08/31/17)[a]	USD	200	$196,500
Outfront Media Capital LLC/Outfront Media Capital Corp.
5.25%, 02/15/22 (Call 08/31/17)	USD	100	103,708
5.63%, 02/15/24 (Call 02/15/19)	USD	75	78,364
5.88%, 03/15/25 (Call 09/15/19)	USD	75	78,502
Owens-Brockway Glass Container Inc.
5.00%, 01/15/22[a]	USD	150	158,530
5.88%, 08/15/23[a]	USD	100	110,625
Pacific Drilling SA
5.38%, 06/01/20 (Call 08/31/17)[a,b]	USD	100	40,000
Parsley Energy LLC/Parsley Finance Corp.
5.25%, 08/15/25 (Call 08/15/20)[a]	USD	75	76,313
5.38%, 01/15/25 (Call 01/15/20)[a]	USD	60	61,238
6.25%, 06/01/24 (Call 06/01/19)[a]	USD	100	105,631
PBF Holding Co. LLC/PBF Finance Corp.
7.00%, 11/15/23 (Call 11/15/18)[b]	USD	115	116,150
7.25%, 06/15/25 (Call 06/15/20)[a]	USD	100	98,000
Peabody Energy Corp.
6.00%, 03/31/22 (Call 03/31/19)[a]	USD	75	76,500
6.38%, 03/31/25 (Call 03/31/20)[a]	USD	75	75,750
Penske Automotive Group Inc.
5.50%, 05/15/26 (Call 05/15/21)	USD	60	60,094
5.75%, 10/01/22 (Call 10/01/17)	USD	100	103,042
PetSmart Inc.
5.88%, 06/01/25 (Call 06/01/20)[a]	USD	210	202,125
7.13%, 03/15/23 (Call 03/15/18)[a,b]	USD	300	271,729
8.88%, 06/01/25 (Call 06/01/20)[a]	USD	100	94,294
Platform Specialty Products Corp.
6.50%, 02/01/22 (Call 02/01/18)[a,b]	USD	175	181,562
10.38%, 05/01/21 (Call 05/01/18)[a]	USD	50	55,130
Post Holdings Inc.
5.00%, 08/15/26 (Call 08/15/21)[a,b]	USD	250	255,937
5.50%, 03/01/25 (Call 03/01/20)[a,b]	USD	160	168,267
5.75%, 03/01/27 (Call 03/01/22)[a]	USD	125	132,422
6.00%, 12/15/22 (Call 06/15/18)[a]	USD	100	105,808
Postmedia Network Inc.
8.25%, 07/15/21 (Call 08/30/17)[a]	CAD	1	442
Pride International LLC
6.88%, 08/15/20	USD	150	153,187
Prime Security Services Borrower LLC/Prime Finance Inc.
9.25%, 05/15/23 (Call 05/15/19)[a,b]	USD	490	546,737
PulteGroup Inc.
4.25%, 03/01/21 (Call 02/01/21)	USD	100	103,875
5.00%, 01/15/27 (Call 10/15/26)	USD	100	103,342
5.50%, 03/01/26 (Call 12/01/25)	USD	105	112,825
PVH Corp.
3.63%, 07/15/24 (Call 04/15/24)[d]	EUR	100	126,053
QEP Resources Inc.
5.25%, 05/01/23 (Call 02/01/23)	USD	75	72,997
5.38%, 10/01/22 (Call 07/01/22)	USD	100	98,324
6.88%, 03/01/21[b]	USD	100	104,750
Qorvo Inc.
6.75%, 12/01/23 (Call 12/01/18)	USD	25	27,413
7.00%, 12/01/25 (Call 12/01/20)	USD	100	113,828
Quicken Loans Inc.
5.75%, 05/01/25 (Call 05/01/20)[a]	USD	185	194,019
Quintiles IMS Inc.
3.25%, 03/15/25 (Call 03/15/20)[d]	EUR	200	242,341
3.50%, 10/15/24 (Call 10/15/19)[d]	EUR	200	245,481
4.88%, 05/15/23 (Call 05/15/18)[a]	USD	100	103,750
5.00%, 10/15/26 (Call 10/15/21)[a]	USD	200	209,500

Security	Principal (000s)		Value
QVC Inc.
3.13%, 04/01/19	USD	75	$76,015
4.38%, 03/15/23	USD	150	153,936
4.45%, 02/15/25 (Call 11/15/24)	USD	50	50,134
4.85%, 04/01/24	USD	125	129,021
5.13%, 07/02/22	USD	50	53,345
Rackspace Hosting Inc.
8.63%, 11/15/24 (Call 11/15/19)[a,b]	USD	175	189,000
Range Resources Corp.
4.88%, 05/15/25 (Call 02/15/25)	USD	100	97,438
5.00%, 08/15/22 (Call 05/15/22)[a,b]	USD	100	99,287
5.00%, 03/15/23 (Call 12/15/22)[a,b]	USD	125	123,778
5.75%, 06/01/21 (Call 03/01/21)[a,b]	USD	150	154,312
Realogy Group LLC/Realogy Co-Issuer Corp.
4.50%, 04/15/19[a]	USD	50	51,646
4.88%, 06/01/23 (Call 03/01/23)[a]	USD	100	101,000
5.25%, 12/01/21 (Call 12/01/17)[a]	USD	75	78,313
Regal Entertainment Group
5.75%, 03/15/22 (Call 08/31/17)	USD	75	78,230
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/ Reynolds Group Issuer Lu
5.75%, 10/15/20 (Call 08/31/17)	USD	400	408,500
6.88%, 02/15/21 (Call 08/31/17)[b]	USD	65	66,526
Rite Aid Corp.
6.13%, 04/01/23 (Call 04/01/18)[a,b]	USD	300	298,125
6.75%, 06/15/21 (Call 08/31/17)[b]	USD	75	77,632
9.25%, 03/15/20 (Call 08/31/17)[b]	USD	50	51,786
Rockies Express Pipeline LLC
5.63%, 04/15/20[a]	USD	100	105,782
6.00%, 01/15/19[a]	USD	150	156,141
Rowan Companies Inc.
4.88%, 06/01/22 (Call 03/01/22)	USD	100	94,083
7.38%, 06/15/25 (Call 03/15/25)[b]	USD	100	94,114
RR Donnelley & Sons Co.
7.88%, 03/15/21	USD	50	54,188
RSP Permian Inc.
5.25%, 01/15/25 (Call 01/15/20)[a]	USD	50	50,750
6.63%, 10/01/22 (Call 10/01/17)	USD	100	105,063
Sabre GLBL Inc.
5.25%, 11/15/23 (Call 11/15/18)[a]	USD	50	52,042
Sanchez Energy Corp.
6.13%, 01/15/23 (Call 07/15/18)[b]	USD	175	143,937
7.75%, 06/15/21 (Call 08/31/17)[b]	USD	100	91,375
SBA Communications Corp.
4.88%, 07/15/22 (Call 08/31/17)	USD	75	77,646
4.88%, 09/01/24 (Call 09/01/19)	USD	195	202,475
Scientific Games International Inc.
7.00%, 01/01/22 (Call 01/01/18)[a,b]	USD	350	373,187
10.00%, 12/01/22 (Call 12/01/18)	USD	425	474,486
Sealed Air Corp.
4.50%, 09/15/23 (Call 06/15/23)[d]	EUR	100	133,136
4.88%, 12/01/22 (Call 09/01/22)[a]	USD	50	53,067
5.13%, 12/01/24 (Call 09/01/24)[a]	USD	75	80,242
5.25%, 04/01/23 (Call 01/01/23)[a]	USD	50	53,622
5.50%, 09/15/25 (Call 06/15/25)[a]	USD	75	81,790
6.50%, 12/01/20 (Call 09/01/20)[a]	USD	50	55,649
SemGroup Corp./Rose Rock Finance Corp.
5.63%, 07/15/22 (Call 08/16/17)	USD	50	49,750
Service Corp. International/U.S.
5.38%, 01/15/22 (Call 08/31/17)	USD	50	51,391
5.38%, 05/15/24 (Call 05/15/19)	USD	100	105,986

22

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

July 31, 2017

Security	Principal (000s)		Value
ServiceMaster Co. LLC (The)
5.13%, 11/15/24 (Call 11/15/19)[a]	USD	175	$179,043
SESI LLC
7.13%, 12/15/21 (Call 08/31/17)	USD	125	128,146
Silgan Holdings Inc.
3.25%, 03/15/25 (Call 03/15/20)[d]	EUR	100	121,194
Sinclair Television Group Inc.
5.13%, 02/15/27 (Call 08/15/21)[a,b]	USD	75	74,250
5.38%, 04/01/21 (Call 08/16/17)	USD	50	51,350
5.63%, 08/01/24 (Call 08/01/19)[a]	USD	50	51,938
6.13%, 10/01/22 (Call 10/01/17)[b]	USD	150	155,525
Sirius XM Radio Inc.
3.88%, 08/01/22 (Call 08/01/20)[a]	USD	120	122,400
4.63%, 05/15/23 (Call 05/15/18)[a]	USD	150	154,250
5.00%, 08/01/27 (Call 08/01/22)[a]	USD	185	188,931
5.38%, 04/15/25 (Call 04/15/20)[a]	USD	200	209,833
5.38%, 07/15/26 (Call 07/15/21)[a]	USD	100	104,805
5.75%, 08/01/21 (Call 08/04/17)[a]	USD	200	205,749
6.00%, 07/15/24 (Call 07/15/19)[a,b]	USD	225	242,437
Six Flags Entertainment Corp.
4.88%, 07/31/24 (Call 07/31/19)[a]	USD	135	137,531
5.50%, 04/15/27 (Call 04/15/22)[a,b]	USD	90	93,029
SM Energy Co.
5.00%, 01/15/24 (Call 07/15/18)[b]	USD	75	70,125
5.63%, 06/01/25 (Call 06/01/20)[b]	USD	100	94,015
6.13%, 11/15/22 (Call 11/15/18)[b]	USD	75	73,500
6.75%, 09/15/26 (Call 09/15/21)[b]	USD	75	74,625
Solera LLC/Solera Finance Inc.
10.50%, 03/01/24 (Call 03/01/19)[a]	USD	275	316,288
Southwestern Energy Co.
4.10%, 03/15/22 (Call 12/15/21)[b]	USD	200	186,500
5.80%, 01/23/20 (Call 12/23/19)	USD	75	77,309
6.70%, 01/23/25 (Call 10/23/24)[b]	USD	150	147,516
Spectrum Brands Inc.
4.00%, 10/01/26 (Call 10/01/21)[d]	EUR	100	123,415
5.75%, 07/15/25 (Call 07/15/20)[b]	USD	175	187,250
6.63%, 11/15/22 (Call 11/15/17)	USD	50	52,313
Springleaf Finance Corp.
5.25%, 12/15/19	USD	100	104,208
6.13%, 05/15/22	USD	100	105,115
7.75%, 10/01/21[b]	USD	125	140,156
8.25%, 12/15/20	USD	175	196,486
Sprint Communications Inc.
6.00%, 11/15/22	USD	350	370,125
7.00%, 03/01/20[a]	USD	100	108,961
7.00%, 08/15/20	USD	225	246,378
9.00%, 11/15/18[a]	USD	275	297,341
11.50%, 11/15/21	USD	200	255,225
Sprint Corp.
7.13%, 06/15/24	USD	400	439,000
7.25%, 09/15/21	USD	400	444,000
7.63%, 02/15/25 (Call 11/15/24)[b]	USD	200	225,500
7.88%, 09/15/23	USD	725	821,969
Standard Industries Inc./NJ
5.00%, 02/15/27 (Call 02/15/22)[a]	USD	100	103,000
5.13%, 02/15/21 (Call 02/15/18)[a,b]	USD	50	51,813
5.38%, 11/15/24 (Call 11/15/19)[a]	USD	175	184,348
5.50%, 02/15/23 (Call 02/15/19)[a]	USD	50	52,672
6.00%, 10/15/25 (Call 10/15/20)[a,b]	USD	175	187,383

Security	Principal (000s)		Value
Steel Dynamics Inc.
5.00%, 12/15/26 (Call 12/15/21)[b]	USD	75	$79,125
5.13%, 10/01/21 (Call 10/01/17)	USD	50	51,425
5.25%, 04/15/23 (Call 04/15/18)	USD	50	51,760
5.50%, 10/01/24 (Call 10/01/19)	USD	100	106,779
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.50%, 06/01/24 (Call 06/01/19)	USD	50	49,430
Sunoco LP/Sunoco Finance Corp.
5.50%, 08/01/20 (Call 08/31/17)	USD	50	51,244
6.25%, 04/15/21 (Call 04/15/18)	USD	175	182,572
6.38%, 04/01/23 (Call 04/01/18)	USD	100	105,500
Symantec Corp.
3.95%, 06/15/22 (Call 03/15/22)[b]	USD	50	51,496
4.20%, 09/15/20[b]	USD	100	105,844
5.00%, 04/15/25 (Call 04/15/20)[a]	USD	175	183,312
T-Mobile USA Inc.
4.00%, 04/15/22 (Call 03/16/22)[b]	USD	100	104,375
5.13%, 04/15/25 (Call 04/15/20)	USD	75	79,293
5.38%, 04/15/27 (Call 04/15/22)[b]	USD	75	80,841
6.00%, 03/01/23 (Call 09/01/18)	USD	200	211,750
6.00%, 04/15/24 (Call 04/15/19)	USD	250	269,062
6.13%, 01/15/22 (Call 01/15/18)	USD	200	209,447
6.38%, 03/01/25 (Call 09/01/19)	USD	250	271,250
6.50%, 01/15/24 (Call 01/15/19)	USD	150	161,323
6.50%, 01/15/26 (Call 01/15/21)[b]	USD	300	333,562
6.63%, 04/01/23 (Call 04/01/18)	USD	350	369,870
6.84%, 04/28/23 (Call 04/28/18)	USD	100	106,094
TA MFG. Ltd.
3.63%, 04/15/23 (Call 04/15/18)[d]	EUR	100	121,226
Talen Energy Supply LLC
4.60%, 12/15/21 (Call 09/15/21)[b]	USD	100	80,250
6.50%, 06/01/25 (Call 06/01/20)	USD	100	71,750
9.50%, 07/15/22 (Call 07/15/20)[a]	USD	100	88,250
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.13%, 11/15/19 (Call 08/31/17)	USD	50	50,607
4.25%, 11/15/23 (Call 05/15/18)	USD	100	98,721
5.13%, 02/01/25 (Call 02/01/20)[a]	USD	95	97,545
5.25%, 05/01/23 (Call 11/01/17)	USD	50	51,452
5.38%, 02/01/27 (Call 02/01/22)[a]	USD	50	51,938
6.75%, 03/15/24 (Call 09/15/19)	USD	150	162,375
TEGNA Inc.
5.13%, 10/15/19 (Call 08/31/17)	USD	125	127,318
5.13%, 07/15/20 (Call 08/31/17)	USD	100	102,572
6.38%, 10/15/23 (Call 10/15/18)	USD	75	79,397
Tempur Sealy International Inc.
5.50%, 06/15/26 (Call 06/15/21)[b]	USD	100	103,000
5.63%, 10/15/23 (Call 10/15/18)	USD	50	52,087
Tenet Healthcare Corp.
4.38%, 10/01/21	USD	150	153,187
4.50%, 04/01/21	USD	175	178,961
4.63%, 07/15/24 (Call 07/15/20)[a]	USD	475	474,943
5.13%, 05/01/25 (Call 05/01/20)[a,b]	USD	195	195,873
5.50%, 03/01/19	USD	25	25,833
6.00%, 10/01/20	USD	300	321,000
6.75%, 06/15/23[b]	USD	275	272,214
7.50%, 01/01/22 (Call 01/01/19)[a]	USD	125	135,687
8.00%, 08/01/20 (Call 08/31/17)	USD	150	152,062
8.13%, 04/01/22[b]	USD	475	511,100
TerraForm Power Operating LLC
6.38%, 02/01/23 (Call 02/01/18)[a,f]	USD	125	130,059
Tesoro Logistics LP/Tesoro Logistics Finance Corp.
5.25%, 01/15/25 (Call 01/15/21)	USD	125	133,477
5.50%, 10/15/19 (Call 09/15/19)	USD	50	52,563
5.88%, 10/01/20 (Call 08/31/17)	USD	50	50,928

23

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

July 31, 2017

Security	Principal (000s)		Value
6.13%, 10/15/21 (Call 08/16/17)	USD	50	$51,813
6.25%, 10/15/22 (Call 10/15/18)	USD	175	186,375
6.38%, 05/01/24 (Call 05/01/19)	USD	75	81,813
THC Escrow Corp. III
7.00%, 08/01/25 (Call 08/01/20)[a,b]	USD	155	153,062
Toll Brothers Finance Corp.
4.88%, 03/15/27 (Call 12/15/26)	USD	85	87,812
5.88%, 02/15/22 (Call 11/15/21)	USD	100	111,650
TransDigm Inc.
5.50%, 10/15/20 (Call 08/31/17)	USD	50	50,798
6.00%, 07/15/22 (Call 08/31/17)[b]	USD	175	182,666
6.38%, 06/15/26 (Call 06/15/21)[b]	USD	200	208,587
6.50%, 07/15/24 (Call 07/15/19)[b]	USD	175	185,281
6.50%, 05/15/25 (Call 05/15/20)	USD	100	105,250
Transocean Inc.
5.80%, 10/15/22 (Call 07/15/22)[b]	USD	50	47,083
6.50%, 11/15/20[b]	USD	50	51,875
9.00%, 07/15/23 (Call 07/15/20)[a]	USD	200	208,608
Transocean Phoenix 2 Ltd.
7.75%, 10/15/24 (Call 10/15/20)[a]	USD	95	102,838
Transocean Proteus Ltd.
6.25%, 12/01/24 (Call 12/01/20)[a,b]	USD	95	99,513
TreeHouse Foods Inc.
4.88%, 03/15/22 (Call 08/31/17)	USD	50	51,754
6.00%, 02/15/24 (Call 02/15/19)[a]	USD	100	107,327
TRI Pointe Group Inc./TRI Pointe Homes Inc.
4.38%, 06/15/19	USD	50	51,313
5.88%, 06/15/24	USD	100	106,500
Tribune Media Co.
5.88%, 07/15/22 (Call 07/15/18)	USD	175	183,750
Trinseo Materials Operating SCA/Trinseo Materials Finance Inc.
6.38%, 05/01/22 (Call 05/01/18)[d]	EUR	100	125,508
Tronox Finance LLC
6.38%, 08/15/20 (Call 08/31/17)	USD	125	126,506
7.50%, 03/15/22 (Call 03/15/18)[a,b]	USD	100	104,875
U.S. Steel Corp.
7.38%, 04/01/20[b]	USD	24	26,054
7.50%, 03/15/22 (Call 08/31/17)[b]	USD	75	77,664
8.38%, 07/01/21 (Call 07/01/18)[a]	USD	175	193,594
Ultra Resources Inc.
6.88%, 04/15/22 (Call 04/15/19)[a]	USD	100	103,312
7.13%, 04/15/25 (Call 04/15/20)[a,b]	USD	65	66,141
United Rentals North America Inc.
4.63%, 07/15/23 (Call 07/15/18)	USD	225	235,559
5.50%, 07/15/25 (Call 07/15/20)[b]	USD	125	132,463
5.50%, 05/15/27 (Call 05/15/22)	USD	180	189,086
5.75%, 11/15/24 (Call 05/15/19)[b]	USD	175	185,937
5.88%, 09/15/26 (Call 09/15/21)	USD	150	161,095
6.13%, 06/15/23 (Call 08/27/17)	USD	125	130,781
7.63%, 04/15/22 (Call 08/31/17)	USD	17	17,725
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC
6.00%, 04/15/23 (Call 04/15/18)[a]	USD	50	51,625
7.13%, 12/15/24 (Call 12/15/19)[a]	USD	75	73,444
8.25%, 10/15/23 (Call 04/15/19)	USD	200	206,750
Univision Communications Inc.
5.13%, 05/15/23 (Call 05/15/18)[a]	USD	200	203,750
5.13%, 02/15/25 (Call 02/15/20)[a,b]	USD	250	249,687
6.75%, 09/15/22 (Call 09/15/17)[a,b]	USD	190	197,362
Valeant Pharmaceuticals International Inc.
4.50%, 05/15/23 (Call 05/15/18)[d]	EUR	225	218,064
5.38%, 03/15/20 (Call 08/31/17)[a]	USD	300	290,081

Security	Principal (000s)		Value
5.50%, 03/01/23 (Call 03/01/18)[a]	USD	150	$128,250
5.88%, 05/15/23 (Call 05/15/18)[a]	USD	525	452,182
6.13%, 04/15/25 (Call 04/15/20)[a]	USD	500	425,625
6.38%, 10/15/20 (Call 08/31/17)[a]	USD	425	413,312
6.50%, 03/15/22 (Call 03/15/19)[a]	USD	200	211,000
6.75%, 08/15/21 (Call 08/31/17)[a]	USD	100	94,763
7.00%, 10/01/20 (Call 08/31/17)[a]	USD	100	98,678
7.00%, 03/15/24 (Call 03/15/20)[a]	USD	300	319,500
7.25%, 07/15/22 (Call 08/31/17)[a,b]	USD	50	47,250
VeriSign Inc.
4.63%, 05/01/23 (Call 05/01/18)	USD	150	154,188
4.75%, 07/15/27 (Call 07/15/22)[a]	USD	77	78,147
5.25%, 04/01/25 (Call 01/01/25)	USD	50	53,313
Veritas U.S. Inc./Veritas Bermuda Ltd.
7.50%, 02/01/23 (Call 02/01/19)[a]	USD	200	216,500
Vertiv Group Corp.
9.25%, 10/15/24 (Call 10/15/19)[a]	USD	125	138,153
Viacom Inc.
VRN, (3 mo. LIBOR US + 3.895%)
5.88%, 02/28/57 (Call 02/28/22)[c]	USD	100	102,415
VRN, (3 mo. LIBOR US + 3.899%)
6.25%, 02/28/57 (Call 02/28/27)[c]	USD	100	102,666
Voya Financial Inc.
VRN, (3 mo. LIBOR US + 3.580%)
5.65%, 05/15/53 (Call 05/15/23)[c]	USD	100	107,250
VWR Funding Inc.
4.63%, 04/15/22 (Call 04/15/18)[d]	EUR	100	122,242
Weatherford International Ltd.
4.50%, 04/15/22 (Call 01/15/22)[b]	USD	105	96,994
7.75%, 06/15/21 (Call 05/15/21)[b]	USD	95	97,670
8.25%, 06/15/23 (Call 03/15/23)[b]	USD	120	122,700
9.63%, 03/01/19	USD	100	108,000
9.88%, 02/15/24 (Call 11/15/23)[a]	USD	125	134,412
WellCare Health Plans Inc.
5.25%, 04/01/25 (Call 04/01/20)	USD	185	195,201
West Corp.
4.75%, 07/15/21 (Call 07/15/18)[a]	USD	100	101,944
5.38%, 07/15/22 (Call 08/31/17)[a]	USD	125	126,562
Western Digital Corp.
10.50%, 04/01/24 (Call 04/01/19)	USD	525	620,648
Whiting Petroleum Corp.
5.00%, 03/15/19 (Call 12/15/18)[b]	USD	150	147,559
5.75%, 03/15/21 (Call 12/15/20)[b]	USD	150	141,750
6.25%, 04/01/23 (Call 01/01/23)[b]	USD	50	47,313
Williams Companies Inc. (The)
3.70%, 01/15/23 (Call 10/15/22)	USD	100	98,968
4.55%, 06/24/24 (Call 03/24/24)[b]	USD	225	232,008
Windstream Services LLC
6.38%, 08/01/23 (Call 02/01/18)[b]	USD	75	61,496
7.50%, 06/01/22 (Call 06/01/18)	USD	100	85,837
7.75%, 10/15/20 (Call 08/31/17)[b]	USD	100	96,203
7.75%, 10/01/21 (Call 08/31/17)[b]	USD	125	111,719
WMG Acquisition Corp.
4.13%, 11/01/24 (Call 11/01/19)[d]	EUR	100	124,724
6.75%, 04/15/22 (Call 08/31/17)[a]	USD	75	78,790
WPX Energy Inc.
5.25%, 09/15/24 (Call 06/15/24)[b]	USD	100	99,070
6.00%, 01/15/22 (Call 10/15/21)	USD	175	179,812
7.50%, 08/01/20 (Call 07/01/20)	USD	50	53,433
8.25%, 08/01/23 (Call 06/01/23)	USD	75	82,815
WR Grace & Co.-Conn
5.13%, 10/01/21[a,b]	USD	100	108,000

24

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

July 31, 2017

Security	Principal or Shares (000s)		Value
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
4.25%, 05/30/23 (Call 02/28/23)[a]	USD	75	$75,810
5.25%, 05/15/27 (Call 02/15/27)[a]	USD	150	153,562
5.50%, 03/01/25 (Call 12/01/24)[a]	USD	275	289,781
XPO Logistics Inc.
5.75%, 06/15/21 (Call 12/15/17)[d]	EUR	100	122,641
6.13%, 09/01/23 (Call 09/01/19)[a]	USD	75	77,857
6.50%, 06/15/22 (Call 06/15/18)[a,b]	USD	275	286,344
Zayo Group LLC/Zayo Capital Inc.
5.75%, 01/15/27 (Call 01/15/22)[a]	USD	230	243,361
6.00%, 04/01/23 (Call 04/01/18)	USD	225	237,375
6.38%, 05/15/25 (Call 05/15/20)	USD	155	168,175
Zebra Technologies Corp.
7.25%, 10/15/22 (Call 10/15/17)[b]	USD	200	213,000

			122,117,046
TOTAL CORPORATE BONDS & NOTES (Cost: $183,066,631)			188,823,160

SHORT-TERM INVESTMENTS — 19.70%

MONEY MARKET FUNDS — 19.70%
BlackRock Cash Funds: Institutional, SL Agency Shares 1.32%[i,j,k]		36,893	36,903,863
BlackRock Cash Funds: Treasury, SL Agency Shares 0.98%[i,j]		1,321	1,321,238

			38,225,101

TOTAL SHORT-TERM INVESTMENTS (Cost: $38,219,160)			38,225,101

Value
TOTAL INVESTMENTS IN SECURITIES — 117.01% (Cost: $221,285,791)[l]	$227,048,261
Other Assets, Less Liabilities — (17.01)%	(32,995,567)

NET ASSETS — 100.00%	$194,052,694

VRN — Variable Rate Note

Currency abbreviations:
CAD — Canadian Dollar
EUR — Euro
GBP — British Pound
USD — United States Dollar

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	All or a portion of this security represents a security on loan.
[c]	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
[f]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[g]	Issuer is in default of interest payments.
[h]	Security is perpetual in nature with no stated maturity date.
[i]	Affiliated money market fund.
[j]	The rate quoted is the annualized seven-day yield of the fund at period end.
[k]	All or a portion of this security represents an investment of securities lending collateral.
[l]	The cost of investments for federal income tax purposes was $221,309,967. Net unrealized appreciation was $5,738,294, of which $8,114,489 represented gross unrealized appreciation on securities and $2,376,195 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Corporate bonds & notes	$—	$188,823,160	$—	$188,823,160
Money market funds	38,225,101	—	—	38,225,101

Total	$38,225,101	$188,823,160	$—	$227,048,261

25

Schedule of Investments (Unaudited)

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

July 31, 2017

Security	Shares or Principal (000s)		Value
COMMON STOCKS — 0.00%

SOUTH AFRICA — 0.00%
Sentry Holdings Ltd. Class Aa,b		25	$—

TOTAL COMMON STOCKS
(Cost: $159,437)			—
CORPORATE BONDS & NOTES — 97.81%

AUSTRALIA — 0.35%
Origin Energy Finance Ltd. VRN, (5 year EUR Swap + 3.670%)
4.00%, 09/16/74 (Call 09/16/19)[c]	EUR	200	243,076

			243,076
AUSTRIA — 1.15%
Raiffeisen Bank International AG
6.00%, 10/16/23[d]	EUR	100	139,063
6.63%, 05/18/21	EUR	100	138,581
VRN, (5 year EUR Swap + 3.300%)
4.50%, 02/21/25 (Call 02/21/20)[c,d]	EUR	100	125,871
VRN, (5 year EUR Swap + 4.840%)
5.88%, 04/27/23 (Call 04/27/18)[c,d]	EUR	100	122,331
Raiffeisenlandesbank Niederoesterreich-Wien AG
5.88%, 11/27/23[d]	EUR	100	131,182
Wienerberger AG
4.00%, 04/17/20	EUR	100	129,050

			786,078
BELGIUM — 1.30%
Barry Callebaut Services NV
2.38%, 05/24/24[d]	EUR	100	124,548
5.63%, 06/15/21[d]	EUR	100	140,296
Ethias SA
5.00%, 01/14/26[d]	EUR	100	129,429
Nyrstar Netherlands Holdings BV
6.88%, 03/15/24 (Call 03/15/20)[d]	EUR	100	120,654
8.50%, 09/15/19[d]	EUR	100	129,648
Ontex Group NV
4.75%, 11/15/21 (Call 11/15/17)[d]	EUR	100	122,007
Telenet Finance V Luxembourg SCA
6.75%, 08/15/24 (Call 08/15/18)[d]	EUR	100	128,509

			895,091

Security	Principal (000s)		Value
CANADA — 2.84%
AutoCanada Inc.
5.63%, 05/25/21 (Call 08/30/17)	CAD	50	$40,600
Baytex Energy Corp.
6.63%, 07/19/22 (Call 08/30/17)	CAD	75	56,975
Bombardier Inc.
6.13%, 05/15/21[d]	EUR	200	256,211
Brookfield Residential Properties Inc.
6.13%, 05/15/23 (Call 05/15/18)[d]	CAD	75	62,178
Cascades Inc.
5.50%, 07/15/21 (Call 08/30/17)[e]	CAD	50	41,505
CES Energy Solutions Corp.
7.38%, 04/17/20 (Call 08/30/17)	CAD	75	62,120
Cott Corp.
5.50%, 07/01/24 (Call 07/01/19)[d]	EUR	100	129,562
Entertainment One Ltd.
6.88%, 12/15/22 (Call 12/15/18)[d]	GBP	100	144,281
Gibson Energy Inc.
5.38%, 07/15/22 (Call 08/30/17)[e]	CAD	75	60,738
Great Canadian Gaming Corp.
6.63%, 07/25/22 (Call 08/30/17)[e]	CAD	75	62,030
Iron Mountain Canada Operations ULC
5.38%, 09/15/23[d]	CAD	50	42,121
Mattamy Group Corp.
6.88%, 11/15/20 (Call 08/30/17)[e]	CAD	50	40,961
Newalta Corp. Series 2
7.75%, 11/14/19 (Call 08/30/17)	CAD	50	37,583
Noralta Lodge Ltd.
7.50%, 09/24/19 (Call 08/30/17)[d]	CAD	13	10,084
Parkland Fuel Corp.
5.50%, 05/28/21 (Call 08/30/17)	CAD	50	41,352
5.63%, 05/09/25 (Call 05/09/20)	CAD	150	120,772
6.00%, 11/21/22 (Call 11/21/17)	CAD	100	83,063
Quebecor Media Inc.
6.63%, 01/15/23[e]	CAD	125	109,608
River Cree Enterprises LP
11.00%, 01/20/21 (Call 01/20/18)[e]	CAD	50	41,562
Russel Metals Inc.
6.00%, 04/19/22 (Call 08/30/17)[e]	CAD	75	61,773
Southern Pacific Resource Corp.
8.75%, 01/25/18 (Call 08/30/17)[a,e,f]	CAD	50	4
Superior Plus LP
5.25%, 02/27/24 (Call 02/27/20)	CAD	50	40,962
6.50%, 12/09/21 (Call 12/09/17)	CAD	50	42,281
Trilogy Energy Corp.
7.25%, 12/13/19 (Call 08/30/17)[e]	CAD	75	61,248
Videotron Ltd.
5.63%, 06/15/25 (Call 03/15/25)	CAD	75	64,637
5.75%, 01/15/26 (Call 09/15/20)[d]	CAD	100	85,837
Wajax Corp.
6.13%, 10/23/20 (Call 10/23/17)[d]	CAD	50	41,319
Western Energy Services Corp.
7.88%, 01/30/19 (Call 08/30/17)	CAD	53	41,958
Yellow Pages Digital & Media Solutions Ltd.
9.25%, 11/30/18 (Call 08/30/17)	CAD	83	66,047

			1,949,372

26

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

July 31, 2017

Security	Principal (000s)		Value
CYPRUS — 0.19%
Bank of Cyprus PCL VRN, (5 year EUR Swap + 9.176%)
9.25%, 01/19/27 (Call 01/19/22)[c,d]	EUR	100	$128,467

			128,467
DENMARK — 0.53%
Nassa Topco AS
2.88%, 04/06/24 (Call 01/06/24)[d]	EUR	100	122,664
TDC A/S VRN, (5 year EUR Swap + 3.110%)
3.50%, 02/26/49 (Call 02/26/21)[c,d]	EUR	200	242,677

			365,341
FINLAND — 1.05%
Nokia OYJ
1.00%, 03/15/21 (Call 02/15/21)[d]	EUR	100	118,572
2.00%, 03/15/24 (Call 12/15/23)[d]	EUR	100	119,734
Outokumpu OYJ
6.63%, 09/30/19 (Call 08/30/17)[d]	EUR	100	121,594
Stora Enso OYJ
2.13%, 06/16/23 (Call 03/16/23)[d]	EUR	100	121,624
Teollisuuden Voima OYJ
2.13%, 02/04/25 (Call 11/04/24)[d]	EUR	100	116,674
2.63%, 01/13/23[d]	EUR	100	122,680

			720,878
FRANCE — 12.82%
3AB Optique Developpement SAS
5.63%, 04/15/19 (Call 08/30/17)[d]	EUR	100	118,690
Areva SA
3.25%, 09/04/20[d]	EUR	200	248,758
3.50%, 03/22/21	EUR	100	126,518
4.38%, 11/06/19	EUR	200	253,548
Autodis SA
4.38%, 05/01/22 (Call 05/01/18)[d]	EUR	100	122,016
Banijay Group SAS
4.00%, 07/01/22 (Call 07/01/19)[d]	EUR	100	121,534
Burger King France SAS
6.00%, 05/01/24 (Call 05/01/20)[d]	EUR	100	126,016
Casino Guichard Perrachon SA
1.87%, 06/13/22 (Call 03/13/22)[d]	EUR	100	119,543
3.58%, 02/07/25 (Call 11/07/24)[d]	EUR	100	124,352
4.05%, 08/05/26 (Call 05/05/26)[d]	EUR	200	255,394
4.41%, 08/06/19[d]	EUR	200	255,832
4.50%, 03/07/24 (Call 12/07/23)[d]	EUR	200	264,266
4.56%, 01/25/23[d]	EUR	100	133,728
5.24%, 03/09/20	EUR	100	133,051
5.98%, 05/26/21[d]	EUR	200	278,842
CMA CGM SA
6.50%, 07/15/22 (Call 07/15/19)[d]	EUR	100	121,398
7.75%, 01/15/21 (Call 01/15/18)[d]	EUR	100	123,726
8.75%, 12/15/18 (Call 08/07/17)[d]	EUR	100	120,592
ContourGlobal Power Holdings SA
5.13%, 06/15/21 (Call 06/15/18)[d]	EUR	100	123,779

Security	Principal (000s)		Value
Elis SA
3.00%, 04/30/22 (Call 04/30/18)[d]	EUR	200	$242,990
Europcar Groupe SA
5.75%, 06/15/22 (Call 06/15/18)[d]	EUR	100	124,699
Faurecia
3.13%, 06/15/22 (Call 06/15/18)[d]	EUR	100	121,707
3.63%, 06/15/23 (Call 06/15/19)[d]	EUR	200	248,379
Groupe Fnac SA
3.25%, 09/30/23 (Call 09/30/19)[d]	EUR	100	124,534
Holdikks SAS
6.75%, 07/15/21 (Call 08/30/17)[d]	EUR	100	70,491
HomeVi SAS
6.88%, 08/15/21 (Call 08/15/17)[d]	EUR	100	122,616
La Financiere Atalian SAS
4.00%, 05/15/24 (Call 05/15/20)[d]	EUR	100	122,995
Loxam SAS
3.50%, 05/03/23 (Call 05/03/19)[d]	EUR	100	122,657
4.88%, 07/23/21 (Call 08/10/17)[d]	EUR	100	120,944
6.00%, 04/15/25 (Call 04/15/20)[d]	EUR	100	127,673
Mobilux Finance SAS
5.50%, 11/15/24 (Call 11/15/19)[d]	EUR	100	124,854
NEW Areva Holding SA
3.13%, 03/20/23 (Call 12/20/22)[d]	EUR	200	246,222
4.88%, 09/23/24	EUR	200	266,245
Nexans SA
3.25%, 05/26/21 (Call 02/26/21)[d]	EUR	100	128,180
Novafives SAS
4.50%, 06/30/21 (Call 08/10/17)[d]	EUR	100	119,976
Paprec Holding
5.25%, 04/01/22 (Call 04/01/18)[d]	EUR	100	123,166
Peugeot SA
2.00%, 03/23/24[d]	EUR	75	89,528
2.38%, 04/14/23[d]	EUR	150	187,880
6.50%, 01/18/19[d]	EUR	100	128,931
Rexel SA
2.63%, 06/15/24 (Call 03/15/20)[d]	EUR	125	149,342
3.25%, 06/15/22 (Call 06/15/18)[d]	EUR	100	122,151
3.50%, 06/15/23 (Call 06/15/19)[d]	EUR	200	247,811
SFR Group SA
5.38%, 05/15/22 (Call 08/30/17)[d]	EUR	200	245,814
5.63%, 05/15/24 (Call 05/15/19)[d]	EUR	300	384,484
SMCP Group SAS
5.88%, 05/01/23 (Call 05/01/19)[d]	EUR	90	115,117
SPCM SA
2.88%, 06/15/23 (Call 06/15/18)[d]	EUR	100	120,451
SPIE SA
3.13%, 03/22/24 (Call 09/22/23)[d]	EUR	100	122,023
Synlab Bondco PLC
6.25%, 07/01/22 (Call 07/01/18)[d]	EUR	100	127,166
Synlab Unsecured Bondco PLC
8.25%, 07/01/23 (Call 07/01/18)[d]	EUR	150	196,834
Tereos Finance Groupe I SA
4.13%, 06/16/23 (Call 03/16/23)[d]	EUR	100	120,304
4.25%, 03/04/20 (Call 03/04/19)	EUR	100	123,776
THOM Europe SAS
7.38%, 07/15/19 (Call 08/08/17)[d]	EUR	100	119,876
Vallourec SA
2.25%, 09/30/24[d]	EUR	100	94,040
3.25%, 08/02/19[d]	EUR	100	120,617
Verallia Packaging SASU
5.13%, 08/01/22 (Call 08/01/18)[d]	EUR	100	124,963

27

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

July 31, 2017

Security	Principal (000s)		Value
WFS Global Holding SAS
9.50%, 07/15/22 (Call 07/15/18)[d]	EUR	100	$127,980

			8,798,999
GERMANY — 10.25%
Auris Luxembourg II SA
8.00%, 01/15/23 (Call 01/15/18)[d]	EUR	100	125,858
Bilfinger SE
2.38%, 12/07/19[d]	EUR	100	122,362
BMBG Bond Finance SCA
3.00%, 06/15/21 (Call 06/15/18)[d]	EUR	100	121,499
CeramTec Group GmbH
8.25%, 08/15/21 (Call 08/30/17)[d]	EUR	100	123,095
Deutsche Lufthansa AG VRN, (5 year EUR Swap + 4.783%)
5.13%, 08/12/75 (Call 02/12/21)[c,d]	EUR	100	128,847
FTE Verwaltungs GmbH
9.00%, 07/15/20 (Call 08/10/17)[d]	EUR	100	122,689
Hapag-Lloyd AG
5.13%, 07/15/24 (Call 07/15/20)[d]	EUR	100	120,092
6.75%, 02/01/22 (Call 02/01/19)[d]	EUR	100	126,153
HP Pelzer Holding GmbH
4.13%, 04/01/24 (Call 04/01/20)[d]	EUR	100	121,287
K+S AG
2.63%, 04/06/23 (Call 01/06/23)[d]	EUR	100	121,423
3.00%, 06/20/22[d]	EUR	100	125,592
Kirk Beauty One GmbH
8.75%, 07/15/23 (Call 07/15/18)[d]	EUR	150	192,766
LANXESS AG VRN, (5 year EUR Swap + 4.510%)
4.50%, 12/06/76 (Call 06/06/23)[c,d]	EUR	50	64,429
Norddeutsche Landesbank Girozentrale
6.00%, 06/29/20	EUR	100	127,115
PCF GmbH
7.88%, 08/01/19 (Call 08/01/17)[d]	EUR	100	120,264
Phoenix PIB Dutch Finance BV
3.63%, 07/30/21[d]	EUR	100	130,722
PrestigeBidCo GmbH
6.25%, 12/15/23 (Call 12/15/19)[d]	EUR	100	127,709
ProGroup AG
5.13%, 05/01/22 (Call 05/01/18)[d]	EUR	100	124,137
RWE AG
VRN, (5 year EUR Swap + 2.643%)
2.75%, 04/21/75 (Call 10/21/20)[c,d]	EUR	200	238,349
VRN, (5 year EUR Swap + 3.245%)
3.50%, 04/21/75 (Call 04/21/25)[c,d]	EUR	100	116,356
Senvion Holding GmbH
3.88%, 10/25/22 (Call 05/01/19)[d]	EUR	100	120,318
SGL Carbon SE
4.88%, 01/15/21 (Call 08/30/17)[d]	EUR	100	121,008
Takko Luxembourg 2 SCA
9.88%, 04/15/19 (Call 08/10/17)[d]	EUR	100	115,582
Techem Energy Metering Service GmbH & Co. KG
7.88%, 10/01/20 (Call 08/10/17)[d]	EUR	100	121,842
Techem GmbH
6.13%, 10/01/19 (Call 08/10/17)[d]	EUR	100	120,939
thyssenkrupp AG
1.38%, 03/03/22 (Call 12/03/21)[d]	EUR	250	295,463
1.75%, 11/25/20 (Call 08/25/20)[d]	EUR	200	243,874

Security	Principal (000s)		Value
2.50%, 02/25/25[d]	EUR	100	$123,904
2.75%, 03/08/21 (Call 12/08/20)[d]	EUR	200	249,567
3.13%, 10/25/19 (Call 07/25/19)[d]	EUR	300	373,070
4.00%, 08/27/18	EUR	300	367,978
Trionista Holdco GmbH
5.00%, 04/30/20 (Call 08/30/17)[d]	EUR	100	119,814
Trionista TopCo GmbH
6.88%, 04/30/21 (Call 08/30/17)[d]	EUR	100	122,649
TUI AG
2.13%, 10/26/21 (Call 07/26/21)[d]	EUR	100	122,490
Unitymedia GmbH
3.75%, 01/15/27 (Call 01/15/21)[d]	EUR	200	240,318
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
3.50%, 01/15/27 (Call 01/15/21)[d]	EUR	100	122,235
4.00%, 01/15/25 (Call 01/15/20)[d]	EUR	100	125,009
4.63%, 02/15/26 (Call 02/15/21)[d]	EUR	100	128,441
5.13%, 01/21/23 (Call 01/21/18)[d]	EUR	146	179,460
5.50%, 09/15/22 (Call 09/15/17)[d]	EUR	81	98,596
5.63%, 04/15/23 (Call 04/15/18)[d]	EUR	70	87,325
5.75%, 01/15/23 (Call 01/15/18)[d]	EUR	73	90,129
WEPA Hygieneprodukte GmbH
3.75%, 05/15/24 (Call 05/15/19)[d]	EUR	100	123,290
ZF North America Capital Inc.
2.25%, 04/26/19[d]	EUR	300	365,145
2.75%, 04/27/23[d]	EUR	200	252,016

			7,031,206
GREECE — 1.07%
Intralot Capital Luxembourg SA
6.75%, 09/15/21 (Call 09/15/18)[d]	EUR	100	125,105
OTE PLC
3.50%, 07/09/20[d]	EUR	200	245,378
4.38%, 12/02/19[d]	EUR	100	125,048
PPC Finance PLC
5.50%, 05/01/19 (Call 08/10/17)[d]	EUR	100	109,312
Titan Global Finance PLC
3.50%, 06/17/21[d]	EUR	100	126,112

			730,955
IRELAND — 2.68%
Allied Irish Banks PLC VRN, (5 year EUR Swap + 3.950%)
4.13%, 11/26/25 (Call 11/26/20)[c,d]	EUR	200	254,052
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
2.75%, 03/15/24 (Call 03/15/20)[d]	EUR	125	150,810
4.13%, 05/15/23 (Call 05/15/19)[d]	EUR	100	125,342
4.25%, 01/15/22 (Call 08/01/17)[d]	EUR	105	126,587
4.75%, 07/15/27 (Call 07/15/22)[d]	GBP	100	133,166
6.75%, 05/15/24 (Call 05/15/19)[d]	EUR	100	132,148
Bank of Ireland
10.00%, 12/19/22[d]	EUR	100	166,990
VRN, (5 year EUR Swap + 3.550%)
4.25%, 06/11/24 (Call 06/11/19)[c,d]	EUR	100	124,731
eircom Finance DAC
4.50%, 05/31/22 (Call 05/31/18)[d]	EUR	200	246,176
Smurfit Kappa Acquisitions
2.38%, 02/01/24 (Call 11/01/23)[d]	EUR	100	121,145
3.25%, 06/01/21 (Call 03/10/21)[d]	EUR	100	127,382
4.13%, 01/30/20[d]	EUR	100	128,808

			1,837,337

28

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

July 31, 2017

Security	Principal (000s)		Value

ITALY — 19.89%
Astaldi SpA
7.13%, 12/01/20 (Call 08/30/17)[d]	EUR	200	$244,053
Autostrada Brescia Verona Vicenza Padova SpA
2.38%, 03/20/20[d]	EUR	100	124,830
Banca Monte dei Paschi di Siena SpA
3.63%, 04/01/19[d]	EUR	200	244,877
5.60%, 09/09/20	EUR	100	51,287
Banca Popolare di Milano Scarl
7.13%, 03/01/21[d]	EUR	100	128,705
Banca Popolare di Vicenza
2.75%, 03/20/20[d]	EUR	200	249,669
5.00%, 10/25/18[d]	EUR	100	124,619
Banco BPM SpA
2.75%, 07/27/20[d]	EUR	200	244,698
4.25%, 01/30/19[d]	EUR	100	123,659
Banco Popolare SC
2.63%, 09/21/18[d]	EUR	100	120,517
3.50%, 03/14/19[d]	EUR	300	367,904
6.00%, 11/05/20[d]	EUR	100	124,800
6.38%, 05/31/21[d]	EUR	100	127,032
Bormioli Rocco Holdings SA
10.00%, 08/01/18 (Call 08/30/17)[d]	EUR	100	118,596
BPER Banca VRN, (5 year EUR Swap + 4.910%)
5.13%, 05/31/27 (Call 05/31/22)[c,d]	EUR	100	123,137
Buzzi Unicem SpA
2.13%, 04/28/23 (Call 01/28/23)[d]	EUR	100	123,444
6.25%, 09/28/18[d]	EUR	100	126,236
CMF SpA
9.00%, 06/15/22 (Call 06/15/20)[d]	EUR	100	117,374
Cooperativa Muratori & Cementisti-CMC di Ravenna SC
6.88%, 08/01/22 (Call 08/01/19)[d]	EUR	100	117,637
Enel SpA
VRN, (5 year EUR Swap + 3.648%)
5.00%, 01/15/75 (Call 01/15/20)[c,d]	EUR	200	255,720
VRN, (5 year EUR Swap + 5.242%)
6.50%, 01/10/74 (Call 01/10/19)[c,d]	EUR	300	382,278
Fiat Chrysler Finance Europe
4.75%, 03/22/21[d]	EUR	200	263,127
4.75%, 07/15/22[d]	EUR	300	397,236
6.75%, 10/14/19[d]	EUR	200	264,982
Iccrea Banca SpA
1.88%, 11/25/19[d]	EUR	100	120,886
International Game Technology PLC
4.13%, 02/15/20 (Call 11/15/19)[d]	EUR	100	126,432
Intesa Sanpaolo SpA
2.86%, 04/23/25[d]	EUR	200	240,543
3.93%, 09/15/26[d]	EUR	200	255,515
5.00%, 09/23/19[d]	EUR	200	257,003
5.15%, 07/16/20	EUR	200	264,639
6.63%, 09/13/23[d]	EUR	300	440,329
Leonardo SpA
1.50%, 06/07/24 (Call 03/07/24)[d]	EUR	125	145,549
4.50%, 01/19/21	EUR	200	266,034
5.25%, 01/21/22	EUR	200	279,188
Manutencoop Facility Management SpA
8.50%, 08/01/20 (Call 08/30/17)[d]	EUR	100	120,739
Mediobanca SpA

Security	Principal (000s)		Value
5.00%, 11/15/20	EUR	100	$132,333
5.75%, 04/18/23	EUR	100	137,513
Moby SpA
7.75%, 02/15/23 (Call 02/15/19)[d]	EUR	100	115,555
N&W Global Vending SpA
7.00%, 10/15/23 (Call 10/15/19)[d]	EUR	100	123,699
Piaggio & C SpA
4.63%, 04/30/21 (Call 08/30/17)[d]	EUR	100	122,262
Saipem Finance International BV
2.75%, 04/05/22[d]	EUR	100	118,760
3.00%, 03/08/21[d]	EUR	100	120,715
3.75%, 09/08/23[d]	EUR	100	121,252
Salini Costruttori SpA
6.13%, 08/01/18	EUR	100	124,710
Salini Impregilo SpA
3.75%, 06/24/21[d]	EUR	100	128,983
Schumann SpA
7.00%, 07/31/23 (Call 07/31/19)[d]	EUR	100	118,216
Snaitech SpA
6.38%, 11/07/21 (Call 11/07/18)[d]	EUR	100	127,051
Telecom Italia SpA
4.88%, 09/25/20[d]	EUR	100	134,689
5.25%, 02/10/22[d]	EUR	200	283,634
6.13%, 12/14/18	EUR	100	127,651
Telecom Italia SpA/Milano
3.00%, 09/30/25[d]	EUR	100	127,074
3.25%, 01/16/23[d]	EUR	200	262,862
3.63%, 01/19/24[d]	EUR	100	132,952
3.63%, 05/25/26[d]	EUR	200	265,821
4.50%, 01/25/21[d]	EUR	100	134,803
5.38%, 01/29/19[d]	EUR	200	254,332
6.38%, 06/24/19	GBP	150	216,347
UniCredit SpA
6.70%, 06/05/18[d]	EUR	100	124,082
6.95%, 10/31/22[d]	EUR	300	432,646
VRN, (5 year EUR Swap + 4.100%)
5.75%, 10/28/25 (Call 10/28/20)[c,d]	EUR	300	393,900
VRN, (5 year EUR Swap + 4.316%)
4.38%, 01/03/27 (Call 01/03/22)[c,d]	EUR	200	253,512
Unione di Banche Italiane SpA
VRN, (5 year EUR Swap + 4.182%)
4.25%, 05/05/26 (Call 05/05/21)[c,d]	EUR	200	243,219
VRN, (5 year EUR Swap + 4.240%)
4.45%, 09/15/27 (Call 09/15/22)[c,d]	EUR	100	122,354
Unipol Gruppo Finanziario SpA
3.00%, 03/18/25[d]	EUR	300	356,249
Wind Acquisition Finance SA
4.00%, 07/15/20 (Call 08/10/17)[d]	EUR	600	715,909
7.00%, 04/23/21 (Call 08/30/17)[d]	EUR	400	492,476

			13,648,835
JAPAN — 1.16%
SoftBank Group Corp.
4.00%, 07/30/22 (Call 04/30/22)[d]	EUR	100	128,793
4.63%, 04/15/20[d]	EUR	100	128,787
4.75%, 07/30/25 (Call 04/30/25)[d]	EUR	200	267,072
5.25%, 07/30/27 (Call 04/30/27)[d]	EUR	200	271,906

			796,558
LUXEMBOURG — 4.79%
Altice Financing SA
5.25%, 02/15/23 (Call 02/15/18)[d]	EUR	100	124,632

29

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

July 31, 2017

Security	Principal (000s)		Value
Altice Finco SA
9.00%, 06/15/23 (Call 06/15/18)[d]	EUR	100	$131,079
Altice Luxembourg SA
6.25%, 02/15/25 (Call 02/15/20)[d]	EUR	200	258,502
7.25%, 05/15/22 (Call 08/30/17)[d]	EUR	400	500,626
ArcelorMittal
2.88%, 07/06/20[d]	EUR	100	125,931
3.00%, 03/25/19[d]	EUR	200	246,108
3.00%, 04/09/21[d]	EUR	100	126,880
3.13%, 01/14/22[d]	EUR	200	256,532
DEA Finance SA
7.50%, 10/15/22 (Call 04/15/19)[d]	EUR	100	127,774
Garfunkelux Holdco 3 SA
7.50%, 08/01/22 (Call 08/01/18)[d]	EUR	100	126,207
8.50%, 11/01/22 (Call 11/01/18)[d]	GBP	100	141,608
INEOS Group Holdings SA
5.38%, 08/01/24 (Call 08/01/19)[d]	EUR	200	251,901
LSF9 Balta Issuer SA
7.75%, 09/15/22 (Call 09/15/18)[d]	EUR	93	119,402
Matterhorn Telecom SA
3.88%, 05/01/22 (Call 05/01/18)[d]	EUR	200	242,484
Picard Bondco SA
7.75%, 02/01/20 (Call 08/30/17)[d]	EUR	100	122,966
Swissport Investments SA
6.75%, 12/15/21 (Call 06/15/18)[d]	EUR	200	253,018
Telenet Finance VI Luxembourg SCA
4.88%, 07/15/27 (Call 07/15/21)[d]	EUR	100	129,089

			3,284,739
NETHERLANDS — 3.02%
Constellium NV
4.63%, 05/15/21 (Call 05/15/18)[d]	EUR	100	119,588
InterXion Holding NV
6.00%, 07/15/20 (Call 08/10/17)[d]	EUR	100	121,462
Maxeda DIY Holding BV
6.13%, 07/15/22 (Call 07/15/19)[d]	EUR	100	120,847
Samvardhana Motherson Automotive System Group BV
1.80%, 07/06/24[d]	EUR	100	115,412
SNS Bank NV
6.25%, 10/26/20 [a,f]	EUR	50	—
United Group BV
4.38%, 07/01/22 (Call 07/01/19)[d]	EUR	100	117,900
4.88%, 07/01/24 (Call 07/01/20)[d]	EUR	100	117,311
UPC Holding BV
3.88%, 06/15/29 (Call 06/15/22)[d]	EUR	200	227,632
6.75%, 03/15/23 (Call 03/15/18)[d]	EUR	100	125,842
UPCB Finance IV Ltd.
4.00%, 01/15/27 (Call 01/15/21)[d]	EUR	100	123,225
UPCB Finance VII Ltd.
3.63%, 06/15/29 (Call 06/15/22)[d]	EUR	100	117,230
Ziggo Bond Co. BV
7.13%, 05/15/24 (Call 05/15/19)[d]	EUR	200	266,411
Ziggo Bond Finance BV
4.63%, 01/15/25 (Call 01/15/20)[d]	EUR	100	125,024
Ziggo Secured Finance BV
3.75%, 01/15/25 (Call 01/15/20)[d]	EUR	100	123,540
4.25%, 01/15/27 (Call 01/15/22)[d]	EUR	200	249,720

			2,071,144

Security	Principal (000s)		Value

NORWAY — 0.18%
Silk Bidco AS
7.50%, 02/01/22 (Call 02/01/18)[d]	EUR	100	$124,585

			124,585
PORTUGAL — 0.38%
EDP - Energias de Portugal SA VRN, (5 year EUR Swap + 5.043%)
5.38%, 09/16/75 (Call 03/16/21)[c,d]	EUR	200	260,525

			260,525
SINGAPORE — 0.55%
Lincoln Finance Ltd.
6.88%, 04/15/21 (Call 04/15/18)[d]	EUR	300	378,934

			378,934
SPAIN — 5.80%
Banco de Sabadell SA
5.63%, 05/06/26[d]	EUR	100	137,143
6.25%, 04/26/20	EUR	100	133,075
Bankia SA
VRN, (5 year EUR Swap + 3.166%)
4.00%, 05/22/24 (Call 05/22/19)[c,d]	EUR	200	247,172
VRN, (5 year EUR Swap + 3.350%)
3.38%, 03/15/27 (Call 03/15/22)[c,d]	EUR	100	123,328
Bankinter SA VRN, (5 year EUR Swap + 2.400%)
2.50%, 04/06/27 (Call 04/06/22)[c,d]	EUR	100	120,578
CaixaBank SA
2.75%, 07/14/28[d,g]	EUR	200	241,297
VRN, (5 year EUR Swap + 3.350%)
3.50%, 02/15/27 (Call 02/15/22)[c,d]	EUR	200	251,462
VRN, (5 year EUR Swap + 3.950%)
5.00%, 11/14/23 (Call 11/14/18)[c,d]	EUR	200	249,009
Campofrio Food Group SA
3.38%, 03/15/22 (Call 03/15/18)[d]	EUR	80	97,180
Cellnex Telecom SA
2.38%, 01/16/24 (Call 10/16/23)[d]	EUR	200	242,777
2.88%, 04/18/25 (Call 01/18/25)[d]	EUR	100	122,870
3.13%, 07/27/22[d]	EUR	100	128,973
Cirsa Funding Luxembourg SA
5.75%, 05/15/21 (Call 05/15/18)[d]	EUR	100	124,932
5.88%, 05/15/23 (Call 05/15/18)[d]	EUR	100	124,643
Codere Finance 2 Luxembourg SA
6.75%, 11/01/21 (Call 10/31/18)[d]	EUR	100	119,973
eDreams ODIGEO SA
8.50%, 08/01/21 (Call 08/01/18)[d]	EUR	100	128,423
Ence Energia y Celulosa SA
5.38%, 11/01/22 (Call 11/01/18)[d]	EUR	100	126,994
Gestamp Funding Luxembourg SA
3.50%, 05/15/23 (Call 05/15/19)[d]	EUR	100	123,565
Grifols SA
3.20%, 05/01/25 (Call 05/01/20)[d]	EUR	200	239,329
Grupo Antolin Dutch BV
5.13%, 06/30/22 (Call 06/30/18)[d]	EUR	100	125,416
Grupo Isolux Corsan SA
1.00%, 12/30/21 (Call 08/30/17)[f]	EUR	141	3,318

30

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

July 31, 2017

Security	Principal (000s)		Value
Ibercaja Banco SA VRN, (5 year EUR Swap + 4.551%)
5.00%, 07/28/25 (Call 07/28/20)[c,d]	EUR	100	$120,472
Liberbank SA VRN, (5 year EUR Swap + 6.701%)
6.88%, 03/14/27 (Call 03/14/22)[c,d]	EUR	100	114,952
NH Hotel Group SA
3.75%, 10/01/23 (Call 10/01/19)[d]	EUR	100	124,685
Obrascon Huarte Lain SA
5.50%, 03/15/23 (Call 03/15/18)[d]	EUR	100	96,456
Repsol International Finance BV VRN, (10 year EUR Swap + 4.200%)
4.50%, 03/25/75 (Call 03/25/25)[c,d]	EUR	250	313,389

			3,981,411
SWEDEN — 1.75%
Intrum Justitia AB
2.75%, 07/15/22 (Call 07/15/19)[d]	EUR	300	358,262
3.13%, 07/15/24 (Call 07/15/20)[d]	EUR	200	238,348
Perstorp Holding AB
7.63%, 06/30/21 (Call 11/18/18)[d]	EUR	100	126,873
Unilabs Subholding AB
5.75%, 05/15/25 (Call 05/15/20)[d]	EUR	100	118,942
Verisure Holding AB
6.00%, 11/01/22 (Call 11/01/18)[d]	EUR	180	229,692
Volvo Car AB
3.25%, 05/18/21[d]	EUR	100	127,874

			1,199,991
SWITZERLAND — 1.08%
Dufry Finance SCA
4.50%, 07/15/22 (Call 08/30/17)[d]	EUR	100	122,085
4.50%, 08/01/23 (Call 08/01/18)[d]	EUR	200	251,507
Selecta Group BV
6.50%, 06/15/20 (Call 08/30/17)[d]	EUR	100	120,317
SIG Combibloc Holdings SCA
7.75%, 02/15/23 (Call 02/15/18)[d]	EUR	200	250,008

			743,917
UNITED KINGDOM — 14.09%
Algeco Scotsman Global Finance PLC
9.00%, 10/15/18 (Call 08/30/17)[d]	EUR	100	114,048
Alliance Automotive Finance PLC
6.25%, 12/01/21 (Call 11/19/17)[d]	EUR	100	123,253
Amigo Luxembourg SA
7.63%, 01/15/24 (Call 01/15/20)d	GBP	100	136,911
Anglo American Capital PLC
1.50%, 04/01/20[d]	EUR	100	121,075
2.50%, 04/29/21[d]	EUR	200	251,624
2.75%, 06/07/19[d]	EUR	100	123,335
2.88%, 11/20/20[d]	EUR	200	253,618
3.25%, 04/03/23[d]	EUR	200	261,956
3.50%, 03/28/22[d]	EUR	100	131,523
Ardonagh Midco 3 PLC
8.38%, 07/15/23 (Call 07/15/20)[d]	GBP	100	132,180
Arqiva Broadcast Finance PLC
9.50%, 03/31/20 (Call 09/30/17)[d]	GBP	100	139,928

Security	Principal (000s)		Value
Boparan Finance PLC
4.38%, 07/15/21 (Call 08/30/17)[d]	EUR	100	$117,375
5.50%, 07/15/21 (Call 08/10/17)[d]	GBP	100	129,895
Cabot Financial Luxembourg SA
7.50%, 10/01/23 (Call 10/01/19)[d]	GBP	100	142,902
CNH Industrial Finance Europe SA
1.38%, 05/23/22 (Call 02/23/22)[d]	EUR	100	119,590
2.88%, 05/17/23[d]	EUR	100	127,749
Drax Finco PLC
4.25%, 05/01/22 (Call 05/01/19)[d]	GBP	100	135,018
EC Finance PLC
5.13%, 07/15/21 (Call 08/10/17)[d]	EUR	100	120,873
Elli Finance UK PLC
8.75%, 06/15/19 (Call 08/30/17)[d]	GBP	100	132,286
Fiat Chrysler Automobiles NV
3.75%, 03/29/24[d]	EUR	300	380,503
Iceland Bondco PLC
6.25%, 07/15/21 (Call 08/30/17)[d]	GBP	100	136,974
IDH Finance PLC
6.25%, 08/15/22 (Call 08/15/18)[d]	GBP	100	127,668
Ineos Finance PLC
4.00%, 05/01/23 (Call 05/01/18)[d]	EUR	100	122,435
International Personal Finance PLC
5.75%, 04/07/21[d]	EUR	100	108,094
Interoute Finco PLC
7.38%, 10/15/20 (Call 10/15/17)[d]	EUR	100	123,251
Iron Mountain Europe PLC
6.13%, 09/15/22 (Call 09/15/17)[d]	GBP	100	138,444
Jaguar Land Rover Automotive PLC
2.20%, 01/15/24[d]	EUR	100	119,220
3.88%, 03/01/23[d]	GBP	100	138,331
5.00%, 02/15/22[d]	GBP	100	145,609
Jerrold Finco PLC
6.25%, 09/15/21 (Call 09/15/18)[d]	GBP	100	136,599
Lecta SA
6.50%, 08/01/23 (Call 08/01/19)[d]	EUR	100	122,947
Matalan Finance PLC
6.88%, 06/01/19 (Call 08/10/17)[d]	GBP	100	127,999
Merlin Entertainments PLC
2.75%, 03/15/22 (Call 12/15/21)[d]	EUR	200	245,881
Nemean Bondco PLC
7.38%, 02/01/24 (Call 02/01/20)[d]	GBP	100	127,212
New Look Secured Issuer PLC
6.50%, 07/01/22 (Call 06/24/18)[d]	GBP	100	90,655
Nomad Foods Bondco PLC
3.25%, 05/15/24 (Call 05/15/20)[d]	EUR	100	120,152
Pizzaexpress Financing 2 PLC
6.63%, 08/01/21 (Call 08/30/17)[d]	GBP	150	194,684
Premier Foods Finance PLC
6.50%, 03/15/21 (Call 08/30/17)[d]	GBP	100	133,800
Royal Bank of Scotland Group PLC VRN, (5 year EUR Swap + 2.650%)
3.63%, 03/25/24 (Call 03/25/19)[c,d]	EUR	300	367,232
Stonegate Pub Co. Financing PLC
4.88%, 03/15/22 (Call 03/15/19)[d]	GBP	100	135,180
TalkTalk Telecom Group PLC
5.38%, 01/15/22 (Call 01/15/19)[d]	GBP	100	136,018
Tesco Corporate Treasury Services PLC
1.38%, 07/01/19[d]	EUR	300	360,626
2.13%, 11/12/20 (Call 08/12/20)[d]	EUR	100	123,296
2.50%, 07/01/24[d]	EUR	200	242,510
Tesco PLC
3.38%, 11/02/18[d]	EUR	100	122,650
6.13%, 02/24/22	GBP	200	302,816

31

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

July 31, 2017

Security	Principal (000s)		Value
Thomas Cook Group PLC
6.25%, 06/15/22 (Call 06/15/19)[d]	EUR	100	$127,636
Travelex Financing PLC
8.00%, 05/15/22 (Call 05/15/20)[d]	EUR	100	116,743
Travis Perkins PLC
4.38%, 09/15/21[d]	GBP	100	137,110
TVL Finance PLC
8.50%, 05/15/23 (Call 05/15/19)[d]	GBP	90	131,954
Virgin Media Finance PLC
4.50%, 01/15/25 (Call 01/15/20)[d]	EUR	100	124,045
6.38%, 10/15/24 (Call 10/15/19)[d]	GBP	100	141,719
7.00%, 04/15/23 (Call 04/15/18)[d]	GBP	100	140,662
Virgin Media Receivables Financing Notes I DAC
5.50%, 09/15/24 (Call 09/15/19)[d]	GBP	100	136,899
Virgin Media Secured Finance PLC
4.88%, 01/15/27 (Call 01/15/21)[d]	GBP	100	137,436
5.00%, 04/15/27 (Call 04/15/22)[d]	GBP	100	137,402
5.13%, 01/15/25 (Call 01/15/20)[d]	GBP	100	138,817
6.25%, 03/28/29 (Call 01/15/21)[d]	GBP	100	143,697
11.00%, 01/15/25 (Call 01/15/21)[d,h]	GBP	100	153,160
Viridian Group FundCo II Ltd.
7.50%, 03/01/20 (Call 09/01/17)[d]	EUR	100	122,597
Vue International Bidco PLC
7.88%, 07/15/20 (Call 08/30/17)[d]	GBP	100	134,878
Worldpay Finance PLC
3.75%, 11/15/22 (Call 08/15/22)[d]	EUR	150	197,154

			9,667,834
UNITED STATES — 10.89%
Adient Global Holdings Ltd.
3.50%, 08/15/24 (Call 05/15/24)[d]	EUR	200	242,359
AMC Entertainment Holdings Inc.
6.38%, 11/15/24 (Call 11/15/19)	GBP	100	139,778
Avis Budget Finance PLC
4.13%, 11/15/24 (Call 11/15/19)[d]	EUR	100	117,357
Axalta Coating Systems Dutch Holding B BV
3.75%, 01/15/25 (Call 01/15/20)[d]	EUR	100	125,284
Ball Corp.
3.50%, 12/15/20	EUR	100	129,750
4.38%, 12/15/23	EUR	100	134,152
Belden Inc.
3.38%, 07/15/27 (Call 07/15/22)[d]	EUR	100	119,079
5.50%, 04/15/23 (Call 04/15/18)[d]	EUR	100	124,314
Catalent Pharma Solutions Inc.
4.75%, 12/15/24 (Call 12/15/19)[d]	EUR	100	126,083
Chemours Co. (The)
6.13%, 05/15/23 (Call 05/15/18)	EUR	100	126,598
CNH Industrial Finance Europe SA
2.75%, 03/18/19[d]	EUR	200	245,427
2.88%, 09/27/21[d]	EUR	200	255,486
Colfax Corp.
3.25%, 05/15/25 (Call 05/15/20)[d]	EUR	100	120,416
Crown European Holdings SA
2.63%, 09/30/24 (Call 03/31/24)[d]	EUR	100	119,634
3.38%, 05/15/25 (Call 11/15/24)[d]	EUR	200	245,628
4.00%, 07/15/22 (Call 04/15/22)[d]	EUR	100	131,390
Darling Global Finance BV
4.75%, 05/30/22 (Call 05/30/18)[d]	EUR	100	123,928

Security	Principal (000s)		Value
Federal-Mogul Holdings LLC
4.88%, 04/15/22 (Call 04/15/19)[d]	EUR	125	$145,631
Goodyear Dunlop Tires Europe BV
3.75%, 12/15/23 (Call 12/15/18)[d]	EUR	100	124,081
Hanesbrands Finance Luxembourg SCA
3.50%, 06/15/24 (Call 03/15/24)[d]	EUR	100	123,783
Hertz Holdings Netherlands BV
4.38%, 01/15/19[d]	EUR	100	117,816
Huntsman International LLC
4.25%, 04/01/25 (Call 01/01/25)	EUR	100	135,059
5.13%, 04/15/21 (Call 01/15/21)	EUR	100	133,609
Infor U.S. Inc.
5.75%, 05/15/22 (Call 05/15/18)	EUR	100	123,141
International Game Technology PLC
4.75%, 03/05/20[d]	EUR	100	128,843
4.75%, 02/15/23 (Call 08/15/22)[d]	EUR	200	256,049
Iron Mountain Canada Operations ULC
6.13%, 08/15/21 (Call 08/30/17)	CAD	50	41,292
Levi Strauss & Co.
3.38%, 03/15/27 (Call 03/15/22)	EUR	100	121,971
LKQ Italia Bondco SpA
3.88%, 04/01/24 (Call 01/01/24)[d]	EUR	100	127,676
MPT Operating Partnership LP/MPT Finance Corp.
3.33%, 03/24/25 (Call 12/24/24)	EUR	100	122,214
4.00%, 08/19/22 (Call 05/19/22)	EUR	100	130,140
Netflix Inc.
3.63%, 05/15/27[d]	EUR	300	363,267
OI European Group BV
3.13%, 11/15/24 (Call 08/15/24)[d]	EUR	100	120,527
4.88%, 03/31/21[d]	EUR	100	133,655
6.75%, 09/15/20[d]	EUR	100	139,373
Postmedia Network Inc.
8.25%, 07/15/21 (Call 08/30/17)[e]	CAD	3	1,910
PSPC Escrow Corp.
6.00%, 02/01/23 (Call 02/01/18)[d]	EUR	100	123,869
PVH Corp.
3.63%, 07/15/24 (Call 04/15/24)[d]	EUR	100	126,053
Quintiles IMS Inc.
3.25%, 03/15/25 (Call 03/15/20)[d]	EUR	300	363,511
3.50%, 10/15/24 (Call 10/15/19)[d]	EUR	200	245,481
Sealed Air Corp.
4.50%, 09/15/23 (Call 06/15/23)[d]	EUR	100	133,136
Silgan Holdings Inc.
3.25%, 03/15/25 (Call 03/15/20)[d]	EUR	100	121,194
Spectrum Brands Inc.
4.00%, 10/01/26 (Call 10/01/21)[d]	EUR	100	123,415
Superior Industries International Inc.
6.00%, 06/15/25 (Call 06/15/20)[d]	EUR	100	115,542
TA MFG. Ltd.
3.63%, 04/15/23 (Call 04/15/18)[d]	EUR	100	121,226
Trinseo Materials Operating SCA/Trinseo Materials Finance Inc.
6.38%, 05/01/22 (Call 05/01/18)[d]	EUR	100	125,508
Valeant Pharmaceuticals International Inc.
4.50%, 05/15/23 (Call 05/15/18)[d]	EUR	300	290,753
VWR Funding Inc.
4.63%, 04/15/22 (Call 04/15/18)[d]	EUR	100	122,242
WMG Acquisition Corp.
4.13%, 11/01/24 (Call 11/01/19)[d]	EUR	100	124,724
XPO Logistics Inc.
5.75%, 06/15/21 (Call 12/15/17)[d]	EUR	100	122,641

			7,475,995
TOTAL CORPORATE BONDS & NOTES (Cost: $66,479,610)			67,121,268

32

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

July 31, 2017

Security	Shares (000s)	Value
SHORT-TERM INVESTMENTS — 0.01%

MONEY MARKET FUNDS — 0.01%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.98%[i,j]	10	$9,884

		9,884

TOTAL SHORT-TERM INVESTMENTS (Cost: $9,884)		9,884

TOTAL INVESTMENTS IN SECURITIES — 97.82% (Cost: $66,648,931)[k]		67,131,152
Other Assets, Less Liabilities — 2.18%		1,496,927

NET ASSETS — 100.00%		$68,628,079

VRN — Variable Rate Note

Currency abbreviations

CAD — Canadian Dollar

EUR — Euro

GBP — British Pound

[a]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[b]	Non-income earning security.
[c]	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[f]	Issuer is in default of interest payments.
[g]	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
[h]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[i]	Affiliated money market fund.
[j]	The rate quoted is the annualized seven-day yield of the fund at period end.
[k]	The cost of investments for federal income tax purposes was $66,730,261. Net unrealized appreciation was $400,891, of which $4,311,630 represented gross unrealized appreciation on securities and $3,910,739 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$—	$—	$0[a]	$0[a]
Corporate bonds & notes	—	67,121,264	4	67,121,268
Money market funds	9,884	—	—	9,884

Total	$9,884	$67,121,264	$4	$67,131,152

[a]	Rounds to less than $1.

33

Schedule of Investments (Unaudited)

iSHARES® J.P. MORGAN EM CORPORATE BOND ETFa

July 31, 2017

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES[b] — 95.66%

ARGENTINA — 1.93%
Pampa Energia SA
7.38%, 07/21/23 (Call 07/21/20)[c]	$200	$208,500
7.50%, 01/24/27 (Call 01/24/22)[c,d]	150	155,625
Stoneway Capital Corp.
10.00%, 03/01/27 (Call 03/01/22)[c]	150	157,500
YPF SA
8.50%, 03/23/21[c]	200	221,250
8.50%, 07/28/25[c]	125	138,400
8.75%, 04/04/24[c]	580	649,832

		1,531,107
BARBADOS — 0.27%
Columbus Cable Barbados Ltd.
7.38%, 03/30/21 (Call 03/30/18)[c,d]	200	213,250

		213,250
BRAZIL — 8.24%
Banco Bradesco SA/Cayman Islands
5.75%, 03/01/22[c]	200	212,250
Banco BTG Pactual SA/Cayman Islands
4.00%, 01/16/20[c]	200	192,500
Banco do Brasil SA/Cayman Islands
5.88%, 01/26/22[c]	200	205,500
5.88%, 01/19/23[c]	200	208,750
VRN, (10 year CMT + 4.398%)
6.25%, (Call 04/15/24)[c,e,f]	200	173,300
Banco Votorantim SA
7.38%, 01/21/20[c]	100	106,550
Braskem Finance Ltd.
5.38%, 05/02/22[c]	200	208,000
BRF SA
3.95%, 05/22/23[c]	200	195,250
Centrais Eletricas Brasileiras SA
5.75%, 10/27/21[c]	200	207,300
CSN Resources SA
6.50%, 07/21/20[c]	100	76,500
Embraer Netherlands Finance BV
5.05%, 06/15/25	100	104,680
5.40%, 02/01/27	150	156,450
Fibria Overseas Finance Ltd.
5.25%, 05/12/24	50	52,813
Gerdau Holdings Inc.
7.00%, 01/20/20[c]	100	107,375
GTL Trade Finance Inc.
5.89%, 04/29/24 (Call 01/29/24)[c]	150	155,625
Itau Unibanco Holding SA/Cayman Islands
5.13%, 05/13/23[c]	200	207,000
5.65%, 03/19/22[c]	200	210,250
5.75%, 01/22/21[c]	100	105,500
JBS Investments GmbH
7.75%, 10/28/20 (Call 10/28/17)[c]	200	200,000
JBS USA LUX SA/JBS USA Finance Inc.
7.25%, 06/01/21 (Call 08/30/17)[c]	100	101,625
Marfrig Holdings Europe BV
8.00%, 06/08/23 (Call 06/08/19)[c]	200	207,500

Security	Principal (000s)	Value
Odebrecht Finance Ltd.
4.38%, 04/25/25[c]	$200	$77,750
Petrobras Global Finance BV
4.88%, 03/17/20	150	154,201
5.63%, 05/20/43	150	127,740
5.75%, 01/20/20	100	104,587
6.13%, 01/17/22	200	210,039
6.25%, 03/17/24	225	234,337
6.75%, 01/27/41	145	138,845
6.88%, 01/20/40	175	170,577
7.25%, 03/17/44	150	150,075
7.38%, 01/17/27	200	216,450
8.38%, 05/23/21	400	450,880
St. Marys Cement Inc. Canada
5.75%, 01/28/27 (Call 10/28/26)[c]	200	204,600
Vale Overseas Ltd.
4.63%, 09/15/20[d]	75	78,594
5.88%, 06/10/21[d]	200	217,993
6.25%, 08/10/26	200	222,028
6.88%, 11/10/39	200	222,752
8.25%, 01/17/34[d]	125	152,529

		6,528,695
CHILE — 4.26%
Celulosa Arauco y Constitucion SA
4.50%, 08/01/24 (Call 05/01/24)	200	207,000
4.75%, 01/11/22 (Call 10/11/21)	37	38,896
Cencosud SA
5.15%, 02/12/25 (Call 11/12/24)[c]	200	213,000
Colbun SA
4.50%, 07/10/24 (Call 04/11/24)[c,d]	200	209,500
Empresa Electrica Angamos SA
4.88%, 05/25/29[c,d]	400	408,000
Empresa Nacional de Telecomunicaciones SA
4.75%, 08/01/26 (Call 05/03/26)[c]	200	206,500
4.88%, 10/30/24[c,d]	200	209,250
GNL Quintero SA
4.63%, 07/31/29[c]	400	413,800
Inversiones CMPC SA
4.38%, 05/15/23[c]	400	416,000
4.75%, 09/15/24 (Call 06/15/24)[c]	200	210,750
Itau CorpBanca
3.88%, 09/22/19[c]	200	206,000
LATAM Airlines Group SA
7.25%, 06/09/20[c]	400	421,500
VTR Finance BV
6.88%, 01/15/24 (Call 01/15/19)[c]	200	213,250

		3,373,446
CHINA — 8.60%
Agile Group Holdings Ltd.
9.00%, 05/21/20 (Call 05/21/18)[c]	200	215,500
Alibaba Group Holding Ltd.
2.50%, 11/28/19 (Call 10/28/19)	200	201,785
3.60%, 11/28/24 (Call 08/28/24)	200	207,067
Azure Nova International Finance Ltd.
3.50%, 03/21/22[c]	200	202,671
Baidu Inc.
4.13%, 06/30/25	200	209,169

34

Schedule of Investments  (Unaudited) (Continued)

iSHARES® J.P. MORGAN EM CORPORATE BOND ETF

July 31, 2017

Security	Principal (000s)	Value
Bank of China Ltd./Hong Kong
3.88%, 06/30/25[c]	$200	$207,250
Bank of Communications Co. Ltd. VRN, (5 year CMT + 2.850%)
4.50%, 10/03/24 (Call 10/03/19)[c,e]	200	206,000
China Cinda Finance 2015 I Ltd.
4.25%, 04/23/25[c]	400	407,500
China Construction Bank Corp. VRN, (5 year CMT + 2.425%)
3.88%, 05/13/25 (Call 05/13/20)[c,e]	200	204,257
China Overseas Finance Cayman II Ltd.
5.50%, 11/10/20[c]	100	108,375
China Overseas Finance Cayman VI Ltd.
5.95%, 05/08/24[c]	200	229,000
CITIC Ltd.
3.13%, 02/28/22[c]	400	402,000
6.63%, 04/15/21[c]	100	112,794
CMBLEMTN 1 Ltd.
3.25%, 11/29/21[c]	200	200,953
CNOOC Finance 2012 Ltd.
5.00%, 05/02/42[c]	200	221,028
CNOOC Finance 2015 Australia Pty Ltd.
2.63%, 05/05/20	200	200,750
CNOOC Nexen Finance 2014 ULC
4.25%, 04/30/24	200	210,933
CNPC General Capital Ltd.
3.40%, 04/16/23[c]	200	204,047
Country Garden Holdings Co. Ltd.
7.50%, 03/09/20 (Call 03/09/18)[c]	200	211,500
Greenland Global Investment Ltd.
5.88%, 07/03/24[c]	200	202,936
Huarong Finance II Co. Ltd.
4.50%, 01/16/20[c]	200	206,956
5.50%, 01/16/25[c]	200	215,602
Industrial & Commercial Bank of China Ltd./New York
2.91%, 11/13/20	250	251,833
Industrial & Commercial Bank of China Ltd./Singapore FRN, (3 mo. LIBOR US + 0.950%)
2.26%, 04/24/22[c,g]	400	400,915
JD.com Inc.
3.88%, 04/29/26	200	200,255
Nexen Energy ULC
7.50%, 07/30/39	100	143,250
Proven Honour Capital Ltd.
4.13%, 05/19/25[c]	400	411,759
Shimao Property Holdings Ltd.
8.13%, 01/22/21 (Call 01/22/18)[c]	200	212,000
Tencent Holdings Ltd.
2.88%, 02/11/20[c]	400	406,500

		6,814,585
COLOMBIA — 4.33%
Banco de Bogota SA
5.38%, 02/19/23[c]	200	211,250
6.25%, 05/12/26[c]	200	216,500
Bancolombia SA
5.13%, 09/11/22	200	209,500
5.95%, 06/03/21	400	440,400
6.13%, 07/26/20	75	80,925
Colombia Telecomunicaciones SA ESP
5.38%, 09/27/22 (Call 09/27/17)[c]	400	405,500

Security	Principal (000s)	Value
Ecopetrol SA
4.13%, 01/16/25	$300	$296,250
5.38%, 06/26/26 (Call 03/26/26)	225	236,025
5.88%, 09/18/23	200	220,256
5.88%, 05/28/45	400	372,880
7.38%, 09/18/43	100	109,625
Grupo Aval Ltd.
4.75%, 09/26/22[c]	200	203,750
GrupoSura Finance SA
5.50%, 04/29/26 (Call 01/29/26)[c]	200	215,750
Millicom International Cellular SA
6.63%, 10/15/21 (Call 10/15/17)[c]	200	207,880

		3,426,491
GHANA — 0.23%
Tullow Oil PLC
6.25%, 04/15/22 (Call 08/30/17)[c]	200	185,500

		185,500
GUATEMALA — 0.53%
Comcel Trust via Comunicaciones Celulares SA
6.88%, 02/06/24 (Call 02/06/19)[c]	400	419,400

		419,400
HONG KONG — 5.25%
AIA Group Ltd.
3.20%, 03/11/25 (Call 12/11/24)[c]	200	198,871
Bank of China Hong Kong Ltd.
5.55%, 02/11/20[c]	400	428,329
Bank of East Asia Ltd. (The) VRN, (5 year CMT + 2.700%)
4.00%, 11/03/26 (Call 11/03/21)[c,e]	200	200,684
CK Hutchison International 16 Ltd.
2.75%, 10/03/26[c]	600	579,282
HKT Capital No. 4 Ltd.
3.00%, 07/14/26[c]	200	191,500
Hongkong Electric Finance Ltd.
2.88%, 05/03/26[c]	200	193,000
Hutchison Whampoa International 11 Ltd.
4.63%, 01/13/22[c]	400	432,500
Li & Fung Ltd.
5.25%, (Call 11/03/21)[c,f]	200	185,000
Noble Group Ltd.
6.75%, 01/29/20[c]	200	72,000
NWD Finance BVI Ltd.
5.75%, 12/29/49 (Call 10/05/21)[c]	200	200,350
NWD MTN Ltd.
5.25%, 02/26/21[c]	400	426,719
OVPH Ltd.
5.88%, (Call 03/01/21)[c,f]	200	208,100
PCPD Capital Ltd.
4.75%, 03/09/22[c]	200	205,077
Swire Pacific MTN Financing Ltd.
4.50%, 10/09/23[c]	400	434,794
TVB Finance Ltd.
3.63%, 10/11/21	200	199,716

		4,155,922

35

Schedule of Investments  (Unaudited) (Continued)

iSHARES® J.P. MORGAN EM CORPORATE BOND ETF

July 31, 2017

Security	Principal (000s)	Value
INDIA — 5.14%
ABJA Investment Co. Pte Ltd.
5.95%, 07/31/24[c]	$200	$212,000
Adani Ports & Special Economic Zone Ltd.
3.50%, 07/29/20[c]	200	202,557
Axis Bank Ltd./Dubai
3.25%, 05/21/20[c]	200	202,785
Bharat Petroleum Corp. Ltd.
4.00%, 05/08/25[c]	200	204,456
Bharti Airtel International Netherlands BV
5.13%, 03/11/23[c]	400	422,162
Delhi International Airport Ltd.
6.13%, 10/31/26[c]	200	212,500
ICICI Bank Ltd./Dubai
3.13%, 08/12/20[c]	200	202,000
3.50%, 03/18/20[c]	200	203,570
ICICI Bank Ltd./Hong Kong
5.75%, 11/16/20[c]	100	109,034
Indian Oil Corp. Ltd.
5.75%, 08/01/23[c]	200	225,529
NTPC Ltd.
4.38%, 11/26/24[c]	200	210,317
Oil India Ltd.
5.38%, 04/17/24[c]	200	221,141
ONGC Videsh Ltd.
4.63%, 07/15/24[c]	200	213,000
Reliance Holdings USA Inc.
5.40%, 02/14/22[c]	250	274,786
Reliance Industries Ltd.
4.13%, 01/28/25[c]	500	520,520
Vedanta Resources PLC
7.13%, 05/31/23[c]	200	211,000
8.25%, 06/07/21[c]	200	223,494

		4,070,851
INDONESIA — 0.51%
Indo Energy Finance II BV
6.38%, 01/24/23 (Call 01/24/18)[c]	200	190,500
Perusahaan Gas Negara Persero Tbk
5.13%, 05/16/24[c]	200	216,250

		406,750
ISRAEL — 4.65%
Altice Financing SA
6.63%, 02/15/23 (Call 02/15/18)[c]	400	424,520
7.50%, 05/15/26 (Call 05/15/21)[c]	600	667,500
Israel Electric Corp. Ltd.
6.88%, 06/21/23[c]	200	234,500
Teva Pharmaceutical Finance Co. BV
2.95%, 12/18/22	200	200,000
Series 2
3.65%, 11/10/21	600	621,750
Teva Pharmaceutical Finance Co. LLC
6.15%, 02/01/36[d]	200	238,250
Teva Pharmaceutical Finance Netherlands III BV
2.20%, 07/21/21	300	295,500
2.80%, 07/21/23	400	392,516
3.15%, 10/01/26	400	380,544
4.10%, 10/01/46[d]	250	226,897

		3,681,977

Security	Principal (000s)	Value
JAMAICA — 1.43%
Digicel Group Ltd.
7.13%, 04/01/22 (Call 08/30/17)[c,d]	$200	$177,750
8.25%, 09/30/20 (Call 08/30/17)[c]	400	382,000
Digicel Ltd.
6.00%, 04/15/21 (Call 08/30/17)[c]	200	194,500
6.75%, 03/01/23 (Call 03/01/18)[c,d]	400	381,500

		1,135,750
KAZAKHSTAN — 0.49%
Kazkommertsbank JSC
5.50%, 12/21/22 (Call 08/31/17)[c]	200	194,500
Tengizchevroil Finance Co. International Ltd.
4.00%, 08/15/26[c]	200	196,300

		390,800
KUWAIT — 2.04%
Burgan Senior SPC Ltd.
3.13%, 09/14/21[c]	400	398,000
Equate Petrochemical BV
3.00%, 03/03/22[c]	400	399,600
4.25%, 11/03/26[c]	200	208,000
Kuwait Projects Co. SPC Ltd.
5.00%, 03/15/23[c]	200	213,750
NBK SPC Ltd.
2.75%, 05/30/22[c]	400	396,039

		1,615,389
MACAU — 0.77%
Melco Resorts Finance Ltd.
4.88%, 06/06/25 (Call 06/06/20)[c]	200	199,867
Wynn Macau Ltd.
5.25%, 10/15/21 (Call 08/30/17)[c]	400	408,500

		608,367
MALAYSIA — 1.03%
Axiata SPV2 Bhd
4.36%, 03/24/26[c]	200	212,114
Gohl Capital Ltd.
4.25%, 01/24/27[c]	200	206,670
Malayan Banking Bhd VRN, (5 year USD Swap + 2.542%)
3.91%, 10/29/26 (Call 10/29/21)[c,e]	200	204,823
TNB Global Ventures Capital Bhd
3.24%, 10/19/26[c]	200	195,418

		819,025
MEXICO — 5.92%
Alfa SAB de CV
5.25%, 03/25/24 (Call 12/25/23)[c]	200	216,750
America Movil SAB de CV
3.13%, 07/16/22	200	206,608
5.00%, 03/30/20	200	215,661
6.13%, 03/30/40	200	245,868
6.38%, 03/01/35	200	247,742

36

Schedule of Investments  (Unaudited) (Continued)

iSHARES® J.P. MORGAN EM CORPORATE BOND ETF

July 31, 2017

Security	Principal (000s)	Value
Banco Inbursa SA Institucion de Banca Multiple
4.13%, 06/06/24[c]	$150	$153,638
Banco Santander Mexico SA
4.13%, 11/09/22[c]	150	157,125
BBVA Bancomer SA/Texas
4.38%, 04/10/24[c]	150	156,562
6.75%, 09/30/22[c]	300	340,500
Cemex SAB de CV
6.13%, 05/05/25 (Call 05/05/20)[c]	200	216,500
7.75%, 04/16/26 (Call 04/16/21)[c]	200	230,000
Coca-Cola FEMSA SAB de CV
3.88%, 11/26/23	150	159,030
4.63%, 02/15/20	100	106,040
El Puerto de Liverpool SAB de CV
3.88%, 10/06/26[c]	200	201,250
Fomento Economico Mexicano SAB de CV
4.38%, 05/10/43	150	151,875
Grupo Bimbo SAB de CV
4.50%, 01/25/22[c]	100	106,861
Grupo Televisa SAB
5.00%, 05/13/45 (Call 11/13/44)[d]	200	198,908
6.63%, 03/18/25	100	119,305
6.63%, 01/15/40	100	118,282
Mexichem SAB de CV
4.88%, 09/19/22[c]	200	214,600
Sigma Alimentos SA de CV
4.13%, 05/02/26 (Call 02/02/26)[c]	200	202,750
Southern Copper Corp.
5.25%, 11/08/42	100	102,750
5.88%, 04/23/45	150	166,125
6.75%, 04/16/40[d]	100	118,125
7.50%, 07/27/35	100	127,410
Trust F/1401
5.25%, 01/30/26 (Call 10/30/25)[c]	200	209,250

		4,689,515
MOROCCO — 0.81%
OCP SA
4.50%, 10/22/25[c]	200	201,750
5.63%, 04/25/24[c]	200	216,000
6.88%, 04/25/44[c]	200	222,500

		640,250
NIGERIA — 0.51%
IHS Netherlands Holdco BV
9.50%, 10/27/21 (Call 10/27/18)[c]	200	204,250
Zenith Bank PLC
7.38%, 05/30/22[c]	200	197,161

		401,411
PANAMA — 0.53%
Banco Internacional del Peru SAA/Panama
5.75%, 10/07/20[c]	200	218,250
Global Bank Corp.
4.50%, 10/20/21[c]	200	204,400

		422,650

Security	Principal (000s)	Value
PERU — 2.20%
Banco de Credito del Peru
4.25%, 04/01/23[c]	$600	$633,750
Banco de Credito del Peru/Panama
5.38%, 09/16/20[c]	100	108,875
BBVA Banco Continental SA
5.00%, 08/26/22[c]	150	162,936
Lima Metro Line 2 Finance Ltd.
5.88%, 07/05/34[c]	200	216,500
Transportadora de Gas del Peru SA
4.25%, 04/30/28[c]	400	413,000
VM Holding SA
5.38%, 05/04/27 (Call 02/04/27)[c]	200	206,825

		1,741,886
PHILIPPINES — 0.52%
JGSH Philippines Ltd.
4.38%, 01/23/23[c]	400	412,698

		412,698
QATAR — 3.19%
ABQ Finance Ltd.
3.50%, 02/22/22[c]	200	197,750
CBQ Finance Ltd.
3.25%, 06/13/21[c]	200	198,000
7.50%, 11/18/19[c]	100	107,500
Nakilat Inc.
6.07%, 12/31/33[c]	200	231,500
Ooredoo International Finance Ltd.
3.25%, 02/21/23[c]	200	199,500
3.88%, 01/31/28[c]	200	201,000
5.00%, 10/19/25[c]	400	435,500
QNB Finance Ltd.
2.13%, 09/07/21[c]	200	192,250
2.88%, 04/29/20[c]	200	199,500
Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.84%, 09/30/27[c]	250	280,000
6.33%, 09/30/27[c]	250	286,250

		2,528,750
RUSSIA — 6.02%
Alfa Bank AO Via Alfa Bond Issuance PLC
7.75%, 04/28/21[c]	200	226,500
ALROSA Finance SA
7.75%, 11/03/20[c]	200	226,000
Credit Bank of Moscow Via CBOM Finance PLC VRN, (5 year USD Swap + 5.416%)
7.50%, 10/05/27 (Call 10/05/22)[c,e]	200	197,250
Evraz Group SA
8.25%, 01/28/21[c]	200	223,000
Gazprom Neft OAO Via GPN Capital SA
6.00%, 11/27/23[c]	200	218,000
Gazprom OAO Via Gaz Capital SA
4.95%, 07/19/22[c]	200	208,500
4.95%, 02/06/28[c]	200	199,750
6.51%, 03/07/22[c]	100	110,375
7.29%, 08/16/37[c]	100	119,275
8.63%, 04/28/34[c]	50	66,750

37

Schedule of Investments  (Unaudited) (Continued)

iSHARES® J.P. MORGAN EM CORPORATE BOND ETF

July 31, 2017

Security	Principal (000s)	Value
Gazprombank OJSC Via GPB Eurobond Finance PLC
4.96%, 09/05/19[c]	$200	$206,000
Lukoil International Finance BV
4.56%, 04/24/23[c]	200	205,500
6.66%, 06/07/22[c]	120	134,700
7.25%, 11/05/19[c]	100	109,625
MMC Norilsk Nickel OJSC via MMC Finance DAC
5.55%, 10/28/20[c]	200	212,500
Novolipetsk Steel via Steel Funding DAC
4.50%, 06/15/23[c]	200	204,500
Polyus Finance PLC
5.25%, 02/07/23[c]	200	205,000
Rosneft Finance SA
7.25%, 02/02/20[c]	100	109,125
Rusal Capital DAC
5.30%, 05/03/23[c]	200	201,898
Sberbank of Russia Via SB Capital SA
5.13%, 10/29/22[c]	200	206,500
6.13%, 02/07/22[c]	200	217,750
VRN, (5 year CMT + 4.023%)
5.50%, 02/26/24 (Call 02/26/19)[c,e]	200	203,250
Severstal OAO Via Steel Capital SA
5.90%, 10/17/22[c]	200	217,750
VimpelCom Holdings BV
5.95%, 02/13/23[c]	200	214,750
VTB Bank OJSC Via VTB Capital SA
6.55%, 10/13/20[c]	100	109,125
6.95%, 10/17/22[c]	200	216,250

		4,769,623
SAUDI ARABIA — 1.86%
Acwa Power Management And Investments One Ltd.
5.95%, 12/15/39[c]	200	203,666
Saudi Electricity Global Sukuk Co. 3
4.00%, 04/08/24[c]	800	839,200
5.50%, 04/08/44[c]	400	430,000

		1,472,866
SINGAPORE — 3.48%
DBS Group Holdings Ltd. VRN, (5 year USD Swap + 2.390%)
3.60%, (Call 09/07/21)[c,e,f]	600	599,934
Flex Ltd.
4.75%, 06/15/25 (Call 03/15/25)[d]	400	431,306
Global Logistic Properties Ltd.
3.88%, 06/04/25[c]	200	191,975
Oversea-Chinese Banking Corp. Ltd.
4.25%, 06/19/24[c]	400	418,257
SingTel Group Treasury Pte Ltd.
3.25%, 06/30/25[c]	500	508,125
United Overseas Bank Ltd. VRN, (5 year USD Swap + 2.236%)
3.50%, 09/16/26 (Call 09/16/21)[c,e]	600	611,289

		2,760,886
SOUTH AFRICA — 3.01%
AngloGold Ashanti Holdings PLC
5.13%, 08/01/22	100	104,000
5.38%, 04/15/20	400	421,000

Security	Principal (000s)	Value
Liquid Telecommunications Financing PLC
8.50%, 07/13/22 (Call 07/13/20)[h]	$200	$203,606
MTN Mauritius Investment Ltd.
4.76%, 11/11/24[c]	200	192,500
5.37%, 02/13/22[c]	400	409,000
Myriad International Holdings BV
5.50%, 07/21/25 (Call 04/21/25)[c]	400	434,500
6.00%, 07/18/20[c]	200	216,500
Sasol Financing International Ltd.
4.50%, 11/14/22[d]	200	205,000
Stillwater Mining Co.
7.13%, 06/27/25 (Call 06/27/21)[h]	200	196,266

		2,382,372
SOUTH KOREA — 3.99%
Hyundai Capital America
3.00%, 10/30/20[c]	300	303,480
Hyundai Capital Services Inc.
3.00%, 03/06/22[c]	400	400,000
Korea Gas Corp.
3.50%, 07/21/25[c]	200	205,792
3.50%, 07/02/26[c]	400	410,500
4.25%, 11/02/20[c]	100	105,201
Korea Hydro & Nuclear Power Co. Ltd.
3.00%, 09/19/22[c]	200	202,079
POSCO
4.25%, 10/28/20[c]	100	105,025
Shinhan Bank Co. Ltd.
2.25%, 04/15/20[c]	200	197,775
Shinhan Bank Co. Ltd.
2.88%, 03/28/22[c]	400	401,500
Woori Bank
2.63%, 07/20/21[c]	200	199,500
4.75%, 04/30/24[c]	400	419,551
VRN, (5 year CMT + 3.328%)
5.00%, 06/10/45 (Call 06/10/20)[c,e]	200	207,100

		3,157,503
TAIWAN — 0.25%
Formosa Group Cayman Ltd.
3.38%, 04/22/25[c]	200	198,250

		198,250
THAILAND — 1.97%
Bangkok Bank PCL/Hong Kong
4.80%, 10/18/20[c]	100	106,984
5.00%, 10/03/23[c]	200	221,994
PTT Exploration & Production PCL VRN, (5 year CMT + 3.177%)
4.88%, (Call 06/18/19)[c,e,f]	400	406,500
PTT Global Chemical PCL
4.25%, 09/19/22[c]	200	212,473
PTT PCL
3.38%, 10/25/22[c]	200	204,761
4.50%, 10/25/42[c]	200	201,586
Thai Oil PCL
3.63%, 01/23/23[c]	200	206,564

		1,560,862

38

Schedule of Investments  (Unaudited) (Continued)

iSHARES® J.P. MORGAN EM CORPORATE BOND ETF

July 31, 2017

Security	Principal (000s)	Value
TURKEY — 4.44%
Akbank TAS
5.00%, 10/24/22[c]	$150	$151,275
5.13%, 03/31/25[c]	200	197,000
KOC Holding AS
3.50%, 04/24/20[c]	200	201,750
Turk Telekomunikasyon AS
4.88%, 06/19/24[c]	200	201,750
Turkiye Garanti Bankasi AS
5.88%, 03/16/23[c]	400	416,500
6.25%, 04/20/21[c]	200	212,750
Turkiye Halk Bankasi AS
4.75%, 02/11/21[c]	200	198,180
Turkiye Is Bankasi
5.00%, 04/30/20[c]	200	202,750
5.00%, 06/25/21[c]	200	201,750
5.38%, 10/06/21[c]	200	202,750
5.50%, 04/21/22[c]	400	405,500
Turkiye Vakiflar Bankasi TAO VRN, (5 year USD Swap + 5.439%)
6.88%, 02/03/25 (Call 02/03/20)[c,e]	200	204,000
Yapi ve Kredi Bankasi AS
4.00%, 01/22/20[c]	200	199,750
5.50%, 12/06/22[c]	200	197,750
VRN, (5 year USD Swap + 7.400%)
8.50%, 03/09/26 (Call 03/09/21)[c,e]	300	321,750

		3,515,205
UKRAINE — 0.83%
DTEK Finance PLC
10.75%, 12/31/24 (Call 08/31/17)	253	235,551
MHP SA
8.25%, 04/02/20[c]	400	426,000

		661,551
UNITED ARAB EMIRATES — 5.12%
Abu Dhabi National Energy Co. PJSC
3.63%, 06/22/21[c]	200	203,750
3.63%, 01/12/23[c]	200	201,250
4.38%, 06/22/26[c]	200	206,750
6.50%, 10/27/36[c]	100	125,750
ADCB Finance Cayman Ltd.
4.50%, 03/06/23[c]	200	207,000
BOS Funding Ltd.
4.23%, 03/07/22[c]	400	408,765
DIB Sukuk Ltd.
3.66%, 02/14/22[c]	400	405,500
Dolphin Energy Ltd.
5.50%, 12/15/21[c]	200	218,400
DP World Crescent Ltd.
3.91%, 05/31/23[c]	400	410,000
DP World Ltd.
6.85%, 07/02/37[c]	200	242,250
Emirates NBD PJSC
3.25%, 11/19/19[c]	200	202,500
Emirates NBD Tier 1 Ltd. VRN, (6 year USD Swap + 4.513%)
5.75%, (Call 05/30/19)[c,e,f]	400	409,000

Security	Principal or Shares (000s)	Value
First Abu Dhabi Bank PJSC
2.25%, 02/11/20[c]	$200	$198,500
3.00%, 03/30/22[c]	400	401,539
MAF Global Securities Ltd.
4.75%, 05/07/24[c]	200	211,500

		4,052,454
ZAMBIA — 1.31%
First Quantum Minerals Ltd.
7.00%, 02/15/21 (Call 02/15/18)[c]	400	415,250
7.25%, 04/01/23 (Call 10/01/19)[c]	600	618,780

		1,034,030
TOTAL CORPORATE BONDS & NOTES
(Cost: $74,606,784)		75,780,067
FOREIGN GOVERNMENT OBLIGATIONS[b] — 0.51%
SUPRANATIONAL — 0.51%
African Export-Import Bank
4.00%, 05/24/21[c]	400	405,000

		405,000
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $409,054)		405,000

SHORT-TERM INVESTMENTS — 7.80%

MONEY MARKET FUNDS — 7.80%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.32%[i,j,k]	3,637	3,637,692
BlackRock Cash Funds: Treasury, SL Agency Shares
0.98%[i,j]	2,545	2,545,233

		6,182,925

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,182,610)		6,182,925

TOTAL INVESTMENTS IN SECURITIES — 103.97%
(Cost: $81,198,448)[l]		82,367,992
Other Assets, Less Liabilities — (3.97)%		(3,146,303)

NET ASSETS — 100.00%		$79,221,689

CMT	— Constant Maturity Treasury
FRN	— Floating Rate Note
VRN	— Variable Rate Note

39

Schedule of Investments  (Unaudited) (Continued)

iSHARES® J.P. MORGAN EM CORPORATE BOND ETF

July 31, 2017

[a]	Formerly the iShares Emerging Markets Corporate Bond ETF.
[b]	Investments are denominated in U.S. dollars.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	All or a portion of this security represents a security on loan.
[e]	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
[f]	Security is perpetual in nature with no stated maturity date.
[g]	Floating rate security. Rate shown is the rate in effect as of period end.
[h]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[i]	Affiliated money market fund.
[j]	The rate quoted is the annualized seven-day yield of the fund at period end.
[k]	All or a portion of this security represents an investment of securities lending collateral.
[l]	The cost of investments for federal income tax purposes was $81,220,296. Net unrealized appreciation was $1,147,696, of which $1,448,739 represented gross unrealized appreciation on securities and $301,043 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Corporate bonds & notes	$—	$75,780,067	$—	$75,780,067
Foreign government obligations	—	405,000	—	405,000
Money market funds	6,182,925	—	—	6,182,925

Total	$6,182,925	$76,185,067	$—	$82,367,992

40

Schedule of Investments (Unaudited)

iSHARES® J.P. MORGAN EM LOCAL CURRENCY BOND ETFa

July 31, 2017

Security	Principal (000s)		Value
FOREIGN GOVERNMENT OBLIGATIONS—96.24%

ARGENTINA — 4.23%
Argentine Bonos del Tesoro
15.50%, 10/17/26	ARS	76,600	$4,833,879
16.00%, 10/17/23	ARS	39,100	2,243,717
18.20%, 10/03/21	ARS	79,100	4,625,610

			11,703,206
BRAZIL — 14.87%
Brazil Letras do Tesouro Nacional
0.00%, 01/01/19	BRL	17,257	4,947,745
0.00%, 04/01/19	BRL	17,600	4,941,139
0.00%, 07/01/19	BRL	20,000	5,489,282
0.00%, 01/01/20	BRL	5,979	1,563,795
0.00%, 07/01/20	BRL	7,850	1,953,297
Brazil Notas do Tesouro Nacional
Series F
10.00%, 01/01/18	BRL	389	125,328
10.00%, 01/01/19	BRL	8,997	2,950,567
10.00%, 01/01/21	BRL	11,148	3,652,763
10.00%, 01/01/23	BRL	19,032	6,174,281
10.00%, 01/01/25	BRL	14,215	4,583,379
10.00%, 01/01/27	BRL	10,923	3,505,983
Brazilian Government International Bond
8.50%, 01/05/24	BRL	500	160,400
10.25%, 01/10/28	BRL	1,420	490,752
12.50%, 01/05/22	BRL	1,633	594,412

			41,133,123
CHILE — 4.34%
Bonos de la Tesoreria de la Republica en pesos
4.50%, 02/28/21	CLP	970,000	1,544,708
4.50%, 03/01/21	CLP	1,245,000	1,978,411
4.50%, 03/01/26	CLP	3,365,000	5,250,056
5.00%, 03/01/35	CLP	1,920,000	3,042,909
Chile Government International Bond
5.50%, 08/05/20	CLP	123,000	201,343

			12,017,427
COLOMBIA — 4.28%
Colombia Government International Bond
7.75%, 04/14/21	COP	496,000	175,842
9.85%, 06/28/27	COP	2,058,000	863,422
Colombian TES
5.00%, 11/21/18	COP	1,300,000	432,053
6.00%, 04/28/28	COP	1,975,000	612,233
7.00%, 09/11/19	COP	2,508,000	858,102
7.00%, 05/04/22	COP	6,683,400	2,288,102
7.00%, 06/30/32	COP	500,000	162,463
7.50%, 08/26/26	COP	6,080,800	2,114,218
7.75%, 09/18/30	COP	2,580,000	908,607
10.00%, 07/24/24	COP	6,192,300	2,459,524
11.00%, 07/24/20	COP	2,525,300	954,855

			11,829,421

Security	Principal (000s)		Value
CZECH REPUBLIC — 4.47%
Czech Republic Government Bond
0.95%, 05/15/30[b]	CZK	8,900	$395,505
1.50%, 10/29/19[b]	CZK	56,330	2,650,486
2.50%, 08/25/28[b]	CZK	25,700	1,343,412
3.75%, 09/12/20[b]	CZK	10,840	548,665
3.85%, 09/29/21[b]	CZK	3,810	199,520
4.20%, 12/04/36[b]	CZK	12,870	851,584
4.70%, 09/12/22[b]	CZK	44,030	2,463,506
5.70%, 05/25/24[b]	CZK	62,810	3,899,708

			12,352,386
HUNGARY — 4.47%
Hungary Government Bond
2.50%, 10/27/21	HUF	353,000	1,425,011
3.00%, 06/26/24	HUF	504,000	2,017,479
3.50%, 06/24/20	HUF	136,570	570,592
5.50%, 06/24/25	HUF	483,650	2,231,918
6.00%, 11/24/23	HUF	58,850	277,462
6.50%, 06/24/19	HUF	407,500	1,765,047
7.00%, 06/24/22	HUF	406,160	1,954,742
7.50%, 11/12/20	HUF	454,400	2,125,786

			12,368,037
INDONESIA — 6.56%
Indonesia Treasury Bond
5.63%, 05/15/23	IDR	11,740,000	823,928
6.13%, 05/15/28	IDR	44,000,000	3,021,615
6.63%, 05/15/33	IDR	2,000,000	136,817
7.00%, 05/15/22	IDR	14,846,000	1,120,626
7.88%, 04/15/19	IDR	18,697,000	1,429,919
8.25%, 06/15/32	IDR	14,658,000	1,168,878
8.38%, 03/15/24	IDR	14,719,000	1,181,978
8.38%, 09/15/26	IDR	24,622,000	1,993,007
8.38%, 03/15/34	IDR	15,674,000	1,261,525
8.75%, 05/15/31	IDR	24,600,000	2,054,000
9.00%, 03/15/29	IDR	4,000,000	338,862
9.50%, 07/15/31	IDR	13,698,000	1,197,701
10.00%, 09/15/24	IDR	3,560,000	310,415
10.00%, 02/15/28	IDR	9,815,000	886,998
11.00%, 11/15/20	IDR	1,748,000	147,027
11.00%, 09/15/25	IDR	10,435,000	966,220
Perusahaan Penerbit SBSN Indonesia
7.75%, 01/25/18	IDR	1,590,000	120,426

			18,159,942
MALAYSIA — 4.24%
Malaysia Government Bond
3.48%, 03/15/23	MYR	859	196,141
3.49%, 03/31/20	MYR	17,037	3,969,289
3.58%, 09/28/18	MYR	2,760	646,788
4.05%, 09/30/21	MYR	11,302	2,666,276
4.50%, 04/15/30	MYR	1,840	434,647
4.94%, 09/30/43	MYR	3,095	732,570
Malaysia Government Investment Issue
4.07%, 09/30/26	MYR	13,346	3,076,288

			11,721,999

41

Schedule of Investments (Unaudited) (Continued)

iSHARES® J.P. MORGAN EM LOCAL CURRENCY BOND ETF

July 31, 2017

Security	Principal (000s)		Value
MEXICO — 10.73%
Mexican Bonos
5.00%, 12/11/19	MXN	4,900	$264,025
5.75%, 03/05/26	MXN	17,862	928,161
6.50%, 06/10/21	MXN	97,620	5,418,205
6.50%, 06/09/22	MXN	16,787	929,334
7.50%, 06/03/27	MXN	91,960	5,373,199
7.75%, 05/29/31	MXN	19,399	1,153,770
7.75%, 11/13/42	MXN	39,653	2,356,291
8.00%, 06/11/20	MXN	18,742	1,083,324
8.00%, 12/07/23	MXN	9,446	561,489
8.00%, 11/07/47	MXN	5,749	351,638
8.50%, 12/13/18	MXN	94,506	5,393,885
8.50%, 11/18/38	MXN	20,225	1,293,837
10.00%, 12/05/24	MXN	25,386	1,680,051
10.00%, 11/20/36	MXN	39,855	2,891,898

			29,679,107
PERU — 4.31%
Peru Government Bond
5.70%, 08/12/24	PEN	1,545	496,055
6.35%, 08/12/28	PEN	4,200	1,379,126
6.90%, 08/12/37	PEN	3,731	1,282,633
6.95%, 08/12/31	PEN	12,900	4,433,630
8.20%, 08/12/26	PEN	11,737	4,344,345

			11,935,789
PHILIPPINES — 4.47%
Philippine Government International Bond
3.90%, 11/26/22	PHP	146,000	2,847,087
4.95%, 01/15/21	PHP	201,000	4,082,937
6.25%, 01/14/36	PHP	245,000	5,450,109

			12,380,133
POLAND — 6.81%
Republic of Poland Government Bond
1.50%, 04/25/20	PLN	10,900	2,975,832
1.75%, 07/25/21	PLN	6,400	1,725,116
2.50%, 07/25/26	PLN	3,300	859,895
2.50%, 07/25/27	PLN	7,300	1,876,813
3.25%, 07/25/19	PLN	4,877	1,387,141
3.25%, 07/25/25	PLN	5,617	1,564,551
3.75%, 04/25/18	PLN	2,235	629,195
4.00%, 10/25/23	PLN	6,866	2,019,050
5.25%, 10/25/20	PLN	3,121	946,480
5.50%, 10/25/19	PLN	3,477	1,038,404
5.75%, 10/25/21	PLN	5,900	1,846,203
5.75%, 09/23/22	PLN	6,178	1,957,238

			18,825,918
ROMANIA — 4.21%
Romania Government Bond
3.25%, 03/22/21	RON	3,600	962,171
3.50%, 12/19/22	RON	19,645	5,237,497

Security	Principal (000s)		Value
4.75%, 06/24/19	RON	2,155	$593,340
5.60%, 11/28/18	RON	10,510	2,886,989
5.80%, 07/26/27	RON	3,750	1,121,457
5.85%, 04/26/23	RON	2,840	843,507

			11,644,961
RUSSIA — 4.15%
Russian Federal Bond — OFZ
6.70%, 05/15/19	RUB	45,757	744,996
6.80%, 12/11/19	RUB	43,838	711,908
7.00%, 01/25/23	RUB	182,766	2,916,965
7.05%, 01/19/28	RUB	60,500	956,868
7.50%, 02/27/19	RUB	34,578	571,226
7.60%, 04/14/21	RUB	90,310	1,486,031
7.70%, 03/23/33	RUB	24,000	392,722
8.15%, 02/03/27	RUB	155,934	2,673,632
8.50%, 09/17/31	RUB	58,000	1,024,061

			11,478,409
SOUTH AFRICA — 5.45%
Republic of South Africa Government Bond
6.25%, 03/31/36	ZAR	17,469	942,128
6.50%, 02/28/41	ZAR	685	36,311
6.75%, 03/31/21	ZAR	1,000	73,909
7.25%, 01/15/20	ZAR	3,528	266,586
8.00%, 12/21/18	ZAR	3,471	266,002
8.00%, 01/31/30	ZAR	73,507	5,090,750
8.50%, 01/31/37	ZAR	26,080	1,767,715
8.75%, 01/31/44	ZAR	20,000	1,353,492
8.75%, 02/28/48	ZAR	7,332	496,016
8.88%, 02/28/35	ZAR	35,000	2,483,644
10.50%, 12/21/26	ZAR	27,150	2,303,084

			15,079,637
THAILAND — 4.48%
Thailand Government Bond
2.55%, 06/26/20	THB	74,600	2,303,404
3.40%, 06/17/36	THB	13,000	409,342
3.58%, 12/17/27	THB	8,886	290,662
3.63%, 06/16/23	THB	58,228	1,899,599
3.65%, 12/17/21	THB	50,690	1,642,737
3.78%, 06/25/32	THB	13,638	449,014
3.85%, 12/12/25	THB	52,949	1,756,513
3.88%, 06/13/19	THB	46,650	1,462,432
4.26%, 12/12/37[b]	THB	970	33,310
4.88%, 06/22/29	THB	58,300	2,140,675

			12,387,688
TURKEY — 4.17%
Turkey Government Bond
8.00%, 03/12/25	TRY	2,652	661,459
8.50%, 07/10/19	TRY	7,408	2,006,182
8.50%, 09/14/22	TRY	8,060	2,111,262
8.80%, 09/27/23	TRY	3,553	935,074
9.00%, 07/24/24	TRY	4,679	1,240,244
9.50%, 01/12/22	TRY	7,110	1,941,118
10.50%, 01/15/20	TRY	4,503	1,266,435
10.60%, 02/11/26	TRY	3,000	863,522
11.00%, 02/24/27	TRY	1,700	501,235

			11,526,531
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $264,584,538)			266,223,714

42

Schedule of Investments (Unaudited) (Continued)

iSHARES® J.P. MORGAN EM LOCAL CURRENCY BOND ETF

July 31, 2017

Security	Shares (000s)	Value
SHORT-TERM INVESTMENTS — 0.03%

MONEY MARKET FUNDS — 0.03%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.98%[c,d]	88	$87,808

		87,808

TOTAL SHORT-TERM INVESTMENTS
(Cost: $87,808)		87,808

TOTAL INVESTMENTS IN SECURITIES — 96.27% (Cost: $264,672,346)[e]		266,311,522
Other Assets, Less Liabilities — 3.73%		10,308,896

NET ASSETS — 100.00%		$276,620,418

Currency abbreviations:

ARS — Argentina Peso

BRL — Brazilian Real

CLP — Chilean Peso

COP — Colombian Peso

CZK — Czech Koruna

HUF — Hungarian Forint

IDR — Indonesian Rupiah

MXN — Mexican Peso

MYR — Malaysian Ringgit

PEN — Peru Nuevo Sol

PHP — Philippine Peso

PLN — Polish Zloty

RON — Romanian Leu

RUB — New Russian Ruble

THB — Thai Baht

TRY — Turkish Lira

ZAR — South African Rand

[a]	Formerly the iShares Emerging Markets Local Currency Bond ETF.
[b]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	The cost of investments for federal income tax purposes was $271,471,330. Net unrealized depreciation was $5,159,808, of which $12,252,412 represented gross unrealized appreciation on securities and $17,412,220 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Foreign government obligations	$—	$266,223,714	$—	$266,223,714
Money market funds	87,808	—	—	87,808

Total	$87,808	$266,223,714	$—	$266,311,522

43

Item 2.	Controls and Procedures.

(a)	The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the certifications filed with this Form N-Q.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of the President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares, Inc.

By:	/s/ Martin Small
Martin Small, President (Principal Executive Officer)

Date: September 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Martin Small
Martin Small, President (Principal Executive Officer)

Date:	September 29, 2017

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date:	September 29, 2017